As filed with the Securities and Exchange Commission on April 30, 1998


                            Registration No. 2-75503


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

                         Pre-Effective Amendment No. ( )
                       Post-Effective Amendment No. 55 (X)

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                              Amendment No. 55 (X)

                             MAXIM SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)
                              8515 E. Orchard Road
                            Englewood, Colorado 80111

       Registrant's Telephone Number, including Area Code: (303) 689-3000

                                               W. T. McCallum
                                    President and Chief Executive Officer
                                 Great-West Life & Annuity Insurance Company
                                            8515 E. Orchard Road
                                         Englewood, Colorado  80111

                                   (Name and Address of Agent for Service)

                                        Copies of Communications to:
                                          James F. Jorden, Esquire
                                     Jorden Burt Berenson & Johnson, LLP
                                       1025 Thomas Jefferson St. N. W.
                                                Suite 400 East
                                        Washington, D. C. 20007-0805

  It is proposed that this filing will become effective (check appropriate box)


immediately upon filing pursuant to paragraph (b) of Rule 485 X on May1, 1998 pursuant to paragraph (b)(1)(v) of Rule 485 60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph (a)(1) of Rule 485 75 days after filing pursuant to paragraph (a)(2) of Rule 485 on pursuant to paragraph
(a)(2) of Rule 485.


                              If appropriate, check the following:

        this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                                          MAXIM SERIES FUND, INC.
                                     REGISTRATION STATEMENT ON FORM N-1A
                                            CROSS-REFERENCE SHEET

                                                   PART A

Form N-1A Item                                            Prospectus Caption

1.   Cover Page                                                  Cover Page
2.   Synopsis                                             Not Applicable
3.   Condensed Financial Information                             Not Applicable
4.   General Description of Registrant                           Introduction;  Fund  Portfolios;  The  Fund
                                                                 and Its Shares
5.   Management of the Fund                               Management of the Fund
6.   Capital Stock and Other Securities                          The Fund and Its Shares
7.   Purchase of Securities Being Offered                        Introduction;  Purchase and  Redemption  of
    Shares;
                                                             Valuation of Shares
8.   Redemption or Repurchase                                    Purchase and Redemption of Shares
9.   Pending Legal Proceedings                                   Not Applicable

                                                   PART B

                                                          Statement of Additional
Form N-1A Item                                            Information Caption

10.  Cover Page                                                  Cover Page
11.  Table of Contents                                           Table of Contents
12.  General Information and History                             Not Applicable
13.  Investment Objectives and Policies                          The Fund Portfolios
14.  Management of the Registrant                         Management of the Fund
15.  Control Persons and Principal Holders of Securities         Purchase and Redemption of Shares
16.  Investment Advisory and Other Services               Management of Fund
17.  Brokerage Allocation                                 Portfolio Transactions and Brokerage
18.  Capital Stock and Other Securities                          Not Applicable
19.  Purchase, Redemption and Price of Securities Being Offered  Purchase and Redemption of Shares
20.  Tax Status                                                  Taxes
21.  Underwriters                                         Not Applicable
22.  Calculation of Yield Quotations of Performance Data         Calculation of Yields  and Total Return
23.  Financial Statements                                 Financial Statements

                                                   PART C

Form N-1A Item                                            Part C Caption

24.  Financial Statements and Exhibits                           Financial Statements and Exhibits
25.  Persons Controlled by or Under Common Control        Persons Controlled by or Under Common Control
26.  Number of Holders of Securities                             Number of Holders of Securities
27.  Indemnification                                      Indemnification
28.  Business and Other Connections of Investment Adviser Business and Other Connections of
                                                             Investment Adviser
29.  Principal Underwriters                               Principal Underwriters
30.  Location of Accounts and Records                            Location of Accounts and Records
31.  Management Services                                  Management Services
32.  Undertakings                                         Undertakings
33.      Signatures                                              Signatures


6

                                    MAXIM SERIES FUND, INC.
                        8515 E. Orchard Road, Englewood, Colorado 80111
                                          Phone No. (303) 689-3000


        Maxim Series Fund, Inc. (the "Fund"), an open-end management investment company, includes the following diversified investment portfolios: the Money Market, Bond, Stock Index, U.S. Government Securities, Small-Cap Index, International Equity, MidCap, Maxim T. Rowe Price Equity/Income, Maxim INVESCO Small-Cap Growth, Maxim INVESCO ADR, Small-Cap Value, Maxim INVESCO Balanced, Corporate Bond, Short-Term Maturity Bond, Value Index, Growth Index, Small-Cap Aggressive Growth, Blue Chip, MidCap Growth, Aggressive Profile, Moderately Aggressive Profile, Moderate Profile, Moderately Conservative Profile and the Conservative Profile Portfolios.


        The investment objective of the Money Market Portfolio is preservation of capital, liquidity and the highest possible current income consistent with the foregoing objectives, through investments in short-term money market securities. Shares of the Money Market Portfolio are neither insured nor guaranteed by the U.S. Government. Further, there is no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

        The investment objective of the Bond Portfolio is to seek to achieve maximum total return, consistent with the preservation of capital, through investment in an actively managed portfolio of debt securities.

        The principal objective of the Stock Index Portfolio is to provide investment results, before fees, that correspond to the total return of the S&P 500 Index and the S&P MidCap Index, weighted according to their pro rata share of the market.

        The investment objective of the U.S. Government Securities Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Portfolio seeks to achieve this objective by investing primarily in mortgage-related securities issued or guaranteed by an agency or instrumentality of the U.S. Government, other U.S. agency and instrumentality obligations, and in U.S. Treasury obligations.


               The objective of the Small-Cap Index Portfolio is to provide investment results, before fees, that correspond to the total return of the Standard & Poor's Small-Cap 600 Stock Index.


        The investment objective of the International Equity Portfolio is long-term capital growth, which it seeks to achieve through a flexible policy of investing in stocks and debt obligations of companies outside the United States.

        The investment objective of the Maxim T. Rowe Price Equity/Income Portfolio is to seek to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies. In pursuing its objective, the Portfolio will emphasize companies with favorable prospects for increasing dividend income and secondarily, capital appreciation.

This Prospectus sets forth concisely the information about the Fund that prospective investors ought to know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission and is available upon request, without charge by calling or writing the Fund. The "Statement of Additional Information" bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

              THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.



                                  G W CAPITAL MANAGEMENT, LLC
                                      Investment Adviser

                          The date of this Prospectus is May 1, 1998.

 To learn more about this Fund and its investments, you may obtain the Statement of Additional Information which has been filed with the Securities and Exchange Commission (SEC) along with other related materials on the SEC's Internet Web site (http://www.sec.gov).

        The investment objective of the MidCap Portfolio is long-term growth of capital by normally investing at least 65% of its assets in securities issued by medium-sized companies.

        The investment objective of the Small-Cap Value Portfolio is to achieve long-term capital appreciation by investing primarily in common stocks, although the Portfolio also may invest in other securities, including restricted and preferred stocks.

        The investment objective of the Maxim INVESCO Small-Cap Growth Portfolio is to seek long-term capital growth. The Portfolio seeks to achieve this objective by investing its assets principally in a diversified group of equity securities of emerging growth companies with market capitalizations of $1 billion or less at the time of initial purchase ("small-cap companies.")

        The investment objective of the Maxim INVESCO ADR Portfolio is to seek to achieve a high total return on investment through capital appreciation and current income, while reducing risk through diversification. In pursuing this objective, substantially all of the Portfolio's assets will be invested in foreign securities that are issued in the form of American Depository Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission ("SEC") and traded in the U.S.

        The investment objective of the Maxim INVESCO Balanced Portfolio is to seek to achieve a high total return on investment through capital appreciation and current income. The Portfolio invests in a combination of common stocks (normally 50% to 70% of total assets) and fixed-income securities (normally 25% or more).

        The investment objective of the Corporate Bond Portfolio is high total investment return. The Corporate Bond Portfolio seeks to achieve its investment objective by investing primarily in debt securities (including convertibles), although up to 20% of its total assets (measured at the time of acquisition) may be invested in preferred stocks.

        The investment objective of the Value Index Portfolio is to provide investment results, before fees, that correspond to the total return of the Russell 1000 Value Index.

        The objective of the Growth Index Portfolio is to provide investment results, before fees, that correspond to the total return of the Russell 1000 Growth Index.

        The investment objective of the Small-Cap Aggressive Growth Portfolio is long-term capital growth. The Small-Cap Aggressive Growth Portfolio seeks to achieve its objective by investing in common stocks or their equivalent emphasizing securities believed to be undervalued by the market.

        The investment objective of the Short-Term Maturity Bond Portfolio is preservation of capital, liquidity, and maximum total return through investment in an actively managed portfolio of debt securities.

        The investment objective of the Maxim Blue Chip Portfolio is long-term growth of capital and income. To achieve its objective, the Portfolio normally will invest primarily in common stocks of large, well-established, stable and mature companies, commonly known as "Blue Chip" companies.

        The investment objective of the Maxim MidCap Growth Portfolio is to provide long-term appreciation by investing primarily in common stocks of medium-sized (mid-cap) growth companies. To achieve this objective, the Portfolio will invest at least 65% of its assets in a diversified portfolio of mid-cap companies whose earnings are expected to grow at a faster rate than the average company.

        The investment objective of the Aggressive Profile Portfolio is to seek to achieve a high total return on investment through long-term capital appreciation through investments in Underlying Portfolios with an emphaiss on equity investments.. It is designed for an investor who is willing to take on a greater degree of risk now for the chance of better returns later and places a higher priority on investment growth than on safety. This investor typically is comfortable riding out the ups and downs of the markets. This Portfolio would not be appropriate for an investor with a short investment horizon.

        The investment objective of the Moderately Aggressive Profile Portfolio is to seek to achieve a high total return on investment through long-term capital appreciation through investments in Underlying Portfolios with an emphasis on equity investments, though income is a secondary consideration. This Portfolio is designed for the investor who is willing to take on a slightly greater degree of risk now for the chance of better returns later and places a high priority on investment growth but also seeks some safety. This investor is comfortable with riding the ups and downs of the market but is not comfortable with the volatility that would be associated with the Aggressive Profile Portfolio. This Portfolio would not be appropriate for an investor with a short investment horizon.

        The investment objective of the Moderate Profile Portfolio is to seek to achieve a high total return on investment through long-term capital appreciation through investments in Underlying Portfolios with a relatively equal emphasis on equity and fixed income investments. This investor likes the potential for higher returns but seeks more safety than an aggressive or moderately aggressive investor.

        The Moderately Conservative Profile Portfolio seeks to a achieve the highest possible total return consistent with reasonable risk through a combination of income and capital appreciation through investments in Underlying Portfolios with a primary emphasis on fixed income investments, and, to a lesser degree in Underlying Portfolios with an emphasis on equity investments.. This Portfolio is designed for an investor who places a priority on investment safety but is willing to take some risk for a potential higher return on investment. This investor may be approaching retirement or simply prefers to take less risk than other investors.

        The investment objective of the Conservative Profile Portfolio is to seek to achieve total return consistent with preservation of capital primarily through fixed income investments through investments in Underlying Portfolios with an emphasis on fixed income investments. This Portfolio is designed for investors whose highest priority is safety for which the investor is willing to accept a lower potential return on investments. This investor may be approaching retirement or simply prefer to take less risk than other investors.



                                           FINANCIAL HIGHLIGHTS (AUDITED)
                                        Per Share Income and Capital Changes
           For the Years Ended December 31, 1997,  1996, 1995, 1994, 1993, 1992,
1991, 1990, 1989 and 1988


=====================================================================================================================


                  The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                                                   Bond Portfolio

                                              Years Ended December 31,

 .........................................................................................................................

                           1997       1996      1995      1994      1993      1992     1991     1990     1989     1988
                         ................................................................................................

                                                        ..........

Net Asset Value,           $1.2059    $1.2301   $1.1352   $1.2274   $1.2259  $1.2929   $1.2312 $1.2297   $1.1725 $1.2002
Beginning of Period
Income from Investment      0.0767
Operations
Net investment income       0.0024     0.0745    0.0736    0.0634    0.0632   0.0831    0.0939  0.0946    0.0918  0.0916
Net Gains or Losses on     0.0036    (0.0242)  (0.0949)  (0.0922)    0.0326 (0.0053)   0.0798  0.0015    0.0572  (0.0275)
                           -------   --------  --------  --------    ------ --------   ------- -------   ------- --------
Securities (realized
and unrealized)
Total from Investment       0.0827     0.0503    0.1685  (0.0288)    0.0958   0.0778    0.1737  0.0961    0.1490  0.0641
Operations
Less Distributions
Dividends (from net       (0.0767)   (0.0745)  (0.0736)  (0.0634)  (0.0632) (0.0760)  (0.0884) (0.0946) (0.0918) (0.0918)
investment income)
Distributions (from          -         -          -      (0.0311)  (0.0311) (0.0688)  (0.0236)    -        -        -
capital gains)
Initial Capitalization
                         -         -          -            -         -         -        -        -        -        -
                         --------------------------------- --        --        --       --       --       --       -
Returns of Capital        (0.0767)   (0.0745)  (0.0736)  (0.0634)  (0.0943) (0.1448)  (0.1120) (0.0946) (0.0918) (0.0918)
Total Distributions
Net Asset Value End of     $1.2119    $1.2059   $1.2301   $1.1352   $1.2274  $1.2259   $1.2929 $1.2312   $1.2297 $1.1725
                           -------    -------   -------   -------   -------  -------   ------- -------   ------- -------
Period

Total Return (1)             7.07%      4.26%    15.21%    -2.36%     8.56%    6.24%    14.70%   8.21%    13.11%   5.40%
Net Assets, End of    70,283,703 78,093,109 80,025,099 68,965,299 84,696,187 69,974,848 88,545,656 62,311,336 47,442,300 35,806,047
Period
Ratio of Expenses to         0.60%      0.60%     0.60%     0.60%     0.60%    0.60%     0.60%   0.60%     0.60%   0.60%
Average Net Assets
Ratio of Net Income to       6.22%      6.10%     6.16%     5.33%     5.02%    5.93%     7.64%   8.41%     8.21%   8.27%
Average Net Assets
Portfolio Turnover Rate     90.81%    117.39%   191.58%    60.85%   164.32%  157.97%   168.18%  89.91%    79.68%  80.62%
 .........................................................................................................................
(1)  The performance shown does not reflect fees or expenses at the separate account level.



                                                FINANCIAL HIGHLIGHTS (AUDITED)
                                            Per Share Income and Capital Changes
                For the Years Ended December 31, 1997,  1996,  1995, 1994, 1993,
1992, 1991, 1990, 1989 and1988


===============================================================================================================================


                       The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.
                                                    Stock Index Portfolio*

-------------------------------------------------------------------------------------------------------------------------------


                                                   Years Ended December 31,

 ..........................................................................................................................

                           1997       1996      1995      1994      1993     1992      1991     1990      1989     1988
                         .................................................................................................

                                                        ..........

Net Asset Value,           $2.3650    $1.9796   $1.4978   $1.5575  $1.4506   $1.5206  $1.3191   $1.3947  $1.2986  $1.1788
Beginning of Period
Income from Investment
Operations
Net investment income       0.0364     0.0336    0.0334    0.0350   0.0320    0.0383   0.0563    0.0682   0.0769   0.0605
Net Short-Term realized     0.0116     0.0009    0.0010
gain
Net Gains or Losses on     0.7080     0.3951    0.4953   (0.0335)  0.1097    0.0502   0.2492   (0.0756)  0.1213   0.1518
                           -------    -------   -------  --------  -------   -------  -------  --------  -------  ------
Securities (realized
and unrealized)
Total from Investment       0.7560     0.4296    0.5297    0.0015   0.1417    0.0885   0.3055  (0.0074)   0.1982   0.2123
Operations
Less Distributions
Dividends (from net       (0.0437)   (0.0345)  (0.0344)  (0.0350) (0.0320)  (0.0382) (0.0542)  (0.0682) (0.0769) (0.0608)
investment income and
Net Short-Term realized
gains)
Distributions (from       (0.1299)   (0.0097)  (0.0135)  (0.0262) (0.0028)  (0.1203) (0.0498)     -     (0.0252) (0.0317)
capital gains)
Initial Capitalization
                         -         -          -            -         -        -         -        -         -        -
                         --------------------------------- --        --       --        --       --        --       -
Returns of Capital        (0.1736)   (0.0442)  (0.0479)  (0.0612) (0.0348)  (0.1585) (0.1040)  (0.0682) (0.1021) (0.0925)
Total Distributions
Net Asset Value End of     $2.9474    $2.3650   $1.9796   $1.4978  $1.5575   $1.4506  $1.5206   $1.3191  $1.3947  $1.2986
                           -------    -------   -------   -------  -------   -------  -------   -------  -------  -------
Period

Total Return (1)            32.20%     21.81%    35.60%     0.14%    9.84%     5.87%   23.33%    -0.58%   15.21%   17.91%
Net Assets, End of   817,386,568 936,806,358 707,459,637 497,339,992 562,189,394 462,539,021 359,177,318 223,661,178 182,730,744
                                                                                                                         134,553,151
Period
Average Commission Rate    $0.0343    $0.0389
Paid Per Share Bought
or Sold
Ratio of Expenses to         0.60%      0.60%     0.60%     0.60%    0.60%     0.60%    0.60%     0.60%    0.60%    0.60%
Average Net Assets
Ratio of Net Income to       1.15%      1.58%     1.91%     2.23%    2.14%     2.49%    4.33%     5.70%    6.15%    5.29%
Average Net Assets
 Portfolio Turnover Rate    17.30%      3.31%     5.25%    11.98%    1.68%   118.83%   24.28%    26.41%   37.96%   44.65%
 ..........................................................................................................................
* From September 24, 1984 until December 1, 1992, the Portfolio's name was the Growth Portfolio, and prior to September 24,
1984 the Portfolio's name was the Income/Equity Portfolio.
During these periods,  the  Portfolio's  investment  policies  differed from its current  policies.  (1) The performance  shown does not reflect fees or expenses deducted at the separate account level.



                         FINANCIAL HIGHLIGHTS (AUDITED)
                            Per Share Income Changes
                    For the Years Ended December 31, 1997, 1996, 1995, 1994, 1993, 1992, 1991, 1990, 1989 and 1988


==================================================================================================================================


                           The  following  tables should be read in  conjunction
                                with the financial  statements and related notes
                                included   in  the   Statement   of   Additional
                                Information.

                      U.S. Government Securities Portfolio*

----------------------------------------------------------------------------------------------------------------------------------


                            Years Ended December 31,

 ...........................................................................................................................

                            1997       1996      1995      1994     1993      1992      1991     1990      1989     1988
                         ..................................................................................................

                                                         .........

Net Asset Value,            $1.0738    $1.1010   $1.0138  $1.1061   $1.1141   $1.1206  $1.0779   $1.0708  $1.0292  $1.0473
Beginning of Period
Income from Investment
Operations
Net investment income        0.0707     0.0675    0.0723   0.0572    0.0881    0.1037   0.0775    0.0901   0.0869   0.0867
Net Short-Term realized      0.0016
gain
Net Gains or Losses on      0.0164    (0.0263)   0.0863  (0.0924)  (0.0006)  (0.0069)  0.0709    0.0071   0.0416  (0.0179)
                            -------   --------   ------- --------  --------  --------  -------   -------  ------- --------
Securities (realized
and unrealized)
Total from Investment        0.0887     0.0412    0.1586 (0.0352)    0.0875    0.0968   0.1484    0.0972   0.1285   0.0688
Operations
Less Distributions
Dividends (from net        (0.0707)   (0.0675)  (0.0723) (0.0571)  (0.0887)  (0.0581) (0.0839)  (0.0901) (0.0869) (0.0869)
investment income)
Distributions (from                                                (0.0068)  (0.0452) (0.0218)
capital gains)                    -          -         -    -                                      -        -        -
Initial Capitalization
                         -          -          -            -        -         -         -        -         -        -
                         ---------------------------------- --       --        --        --       --        --       -
Returns of Capital         (0.0707)   (0.0675)  (0.0723) (0.0571)  (0.0955)  (0.1033) (0.1057)  (0.0901) (0.0869) (0.0869)
Total Distributions
Net Asset Value End of      $1.0918    $1.0738   $1.1001  $1.0138   $1.1061   $1.1141  $1.1206   $1.0779  $1.0708  $1.0292
                            -------    -------   -------  -------   -------   -------  -------   -------  -------  -------
Period

Total Return (1)              8.51%      3.92%    16.09%   -3.20%     9.35%     8.94%   14.34%     9.70%   13.10%    6.78%
Net Assets, End of  58,311,917 64,077,863 62,473,959 56,338,235 51,424,663 30,350,801 32,730,440 39,727,586 44,046,887 47,866,066
Period
Ratio of Expenses to          0.60%      0.60%     0.60%    0.60%     0.60%     0.60%    0.60%     0.60%    0.60%    0.60%
Average Net Assets
Ratio of Net Income to        6.32%      6.22%     6.76%    5.47%     8.49%     4.96%    8.09%     9.11%    8.88%    8.84%
Average Net Assets
Portfolio Turnover Rate      55.54%    145.02%   185.57% (2)         27.28%    42.15%  213.79%   138.07%   52.55%   36.83%
                                                          308.47%

 ...........................................................................................................................

*From July 29, 1987 until May 1, 1990 the  Portfolio's  name was the  Government and High Quality  Securities  Portfolio  and from April 8, 1985 to July 29, 1987 the Portfolio's name was the
  Government Guaranteed Portfolio.
During these periods,  the  Portfolio's  investment  policies  differed from its current  policies.  (1) The performance  shown does not reflect fees or expenses deducted at the separate account level.
(2) In 1994,  the  Portfolio  turnover rate was higher than in past years due to the  impact  of  rising  interest  rates  with  respect  to the  reverse  dollar repurchase ("dollar roll") strategy utilized for
     this Portfolio.  High Portfolio turnover rates may occur in the future if similar economic conditions occur.


                                                 FINANCIAL HIGHLIGHTS (AUDITED)
                                                       Per  Share   Income   and
                                       Capital   Changes  For  the  Years  Ended
                                       December 31, 1997,  1996, 1995, 1994, and
                                       1993**


=============================================================================


                                 The  following   tables   should   be  read  in
                                      conjunction with the financial  statements
                                      and   related   notes   included   in  the
                                      Statement of Additional Information.

                                                 International Equity Portfolio
------------------------------------------------------------------------------------


                                                             Years Ended December 31,

 ..........................................................................................

                                  1997         1996        1995        1994       1993
                              ............................................................

                                                                    ............

Net Asset Value, Beginning         $1.3229      $1.1395     $1.0673     $1.0110   $1.0000
of Period
Income from Investment
Operations
Net investment income               0.0205       0.0136      0.0190      0.0049    0.0009
Net Short-Term realized gain      (0.0060)       0.0045      0.0034
Net Gains or Losses on             0.0113       0.2042      0.0722      0.0563    0.0110
                                   -------      -------     -------     -------   ------
Securities (realized and
unrealized)
Total from Investment               0.0258       0.2223      0.0946      0.0612    0.0119
Operations
Less Distributions
Dividends (from net               (0.0270)     (0.0181)    (0.0224)    (0.0049)  (0.0009)
investment income and Net
Short-Term realized gains)
Distributions (from capital       (0.0431)     (0.0208)
gains)                                                            -      -          -
Initial Capitalization
                              -            -            -               -          -
                              ------------ ------------ ------------    --         -
Returns of Capital Total          (0.0701)     (0.0389)    (0.0224)    (0.0049)  (0.0009)
Distributions
Net Asset Value End of Period      $1.2786      $1.3229     $1.1395     $1.0673   $1.0110
                                   -------      -------     -------     -------   -------

Total Return (1)                     1.99%       19.59%       8.93%       6.06%     1.19%
Net Assets, End of Period      132,774,511   96,172,049  55,017,668  32,180,949 3,126,038
Average Commission Rate Paid       $0.0159      $0.0146
Per Share Bought or Sold
Ratio of Expenses to Average         1.20%        1.39%       1.50%       1.49%    1.48%*
Net Assets
Ratio of Net Income to               1.70%        1.24%       1.70%       1.25%    1.09%*
Average Net Assets
Portfolio Turnover Rate             34.30%       22.21%      20.28%      11.49%    0%
 ..........................................................................................
*Annualized
** The International Equity Portfolio was established effective December 1, 1993.
(1) The performance shown does not reflect fees or expenses deducted at the separate account level.





                                  FINANCIAL HIGHLIGHTS (AUDITED)
                               Per  Share   Income   and
                                       Capital   Changes  For  the  Years  Ended
                                       December 31, 1997,  1996, 1995, 1994, and
                                       1993**


==========================================================================================================


                                 The  following   tables   should   be  read  in
                                      conjunction with the financial  statements
                                      and   related   notes   included   in  the
                                      Statement of Additional Information.
                                         Small-Cap Value Portfolio

----------------------------------------------------------------------------------------------------------------


                                                             Years Ended December 31,

 ..........................................................................................

                                  1997         1996        1995        1994       1993
                              ............................................................

                                                                    ...........

Net Asset Value, Beginning         $1.2480      $1.0669     $0.9974    $1.0330    $1.0000
of Period
Income from Investment
Operations
Net investment income               0.0067       0.0095      0.0286     0.0068     0.0012
Net Short-Term realized gain        0.0594                   0.0350
Net Gains or Losses on             0.2629       0.1811      0.0884    (0.0356)    0.0330
                                   -------      -------     -------   --------    ------
Securities (realized and
unrealized)
Total from Investment               0.3290       0.1906      0.1520   (0.0288)     0.0342
Operations
Less Distributions
Dividends (from net               (0.0771)     (0.0095)    (0.0636)   (0.0068)   (0.0012)
investment income and Net
Short-Term realized gains)
Distributions (from capital       (0.5845)                 (0.0189)
gains)                                                                  -          -
Initial Capitalization
                              -            -            -               -          -
                              ------------ ------------ ------------    --         -
Returns of Capital Total          (0.6616)     (0.0095)    (0.0825)   (0.0068)   (0.0012)
Distributions
Net Asset Value End of Period      $0.9154      $1.2480     $1.0669    $0.9974    $1.0330
                                   -------      -------     -------    -------    -------

Total Return (1)                    27.86%       17.94%      15.51%     -2.78%      3.42%
Net Assets, End of Period       22,526,242   36,599,651  20,769,579  9,721,848  3,007,882
Average Commission Rate Paid       $0.0573      $0.0521
Per Share Bought or Sold
Ratio of Expenses to Average         1.28%        1.31%       1.35%      1.33%     1.33%*
Net Assets
Ratio of Net Income to               0.64%        0.90%       2.51%      0.80%     1.52%*
Average Net Assets
Portfolio Turnover Rate             82.83%       30.61%      17.78%     16.81%     -
 ..........................................................................................
*Annualized
** The Small-Cap Value Portfolio was established effective December 1, 1993.
 (1) The  performance  shown does not reflect  fees or expenses  deducted at the separate account level.





                                                           FINANCIAL HIGHLIGHTS (AUDITED)
                                                        Per  Share   Income  and
                                         Capital  Changes  For the  Years  Ended
                                         December 31, 1997, 1996, 1995, 1994 and
                                         1993**


===============================================================================================================================

                                  The  following   tables   should  be  read  in
                                       conjunction with the financial statements
                                       and   related   notes   included  in  the
                                       Statement of Additional Information.
                                                             Small-Cap Index Portfolio

---------------------------------------------------------------------------------------------------------------------------------


                                                              Years Ended December 31,

 ..........................................................................................

                                  1997         1996        1995        1994       1993
                              ............................................................

                                                                    ...........

Net Asset Value, Beginning         $1.2370      $1.1680     $0.9540    $1.0112    $1.0000
of Period
Income from Investment
Operations
Net investment income               0.0081       0.0124      0.0102     0.0097     0.0009
Net Short-Term realized gain        0.0285       0.0374      0.0095
Net Gains or Losses on             0.2134       0.1285      0.2298    (0.0572)    0.0112
                                   -------      -------     -------   --------    ------
Securities (realized and
unrealized)
Total from Investment               0.2500       0.1783      0.2495   (0.0475)     0.0121
Operations
Less Distributions
Dividends (from net               (0.0352)     (0.0498)    (0.0197)   (0.0097)   (0.0009)
investment income and Net
Short-Term realized gains)
Distributions (from capital       (0.1930)     (0.5950)    (0.0158)
gains)                                                                  -          -
Initial Capitalization
                              -            -            -               -          -
                              ------------ ------------ ------------    --         -
Returns of Capital Total          (0.2282)     (0.1093)    (0.0355)   (0.0097)   (0.0009)
Distributions
Net Asset Value End of Period      $1.2588      $1.2370     $1.1680    $0.9540    $1.0112
                                   -------      -------     -------    -------    -------

Total Return (1)                    21.00%       15.30%      26.24%     -4.69%      1.21%
Net Assets, End of Period      121,454,805   80,783,692  51,610,284 22,336,944  5,936,716
Average Commission Rate Paid       $0.0350      $0.0453
Per Share Bought or Sold
Ratio of Expenses to Average         0.60%        0.60%       0.60%      0.60%     0.60%*
Net Assets
Ratio of Net Income to               0.66%        1.04%       1.00%      1.20%     1.24%*
Average Net Assets
Portfolio Turnover Rate            102.45%       39.66%      30.17%     53.44%      0.72%
 ..........................................................................................
*Annualized
** The Small-Cap Index was established effective December 1, 1993.
(1) The performance shown does not reflect fees or expenses deducted at the separate account level.





                                           FINANCIAL HIGHLIGHTS (AUDITED)
                                        Per Share Income and Capital Changes For
                         the Years Ended December 31, 1997,1996,  1995, 1994 and
                         1993 **


======================================================================================================================


                  The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.
                                               Growth Index Portfolio

----------------------------------------------------------------------------------------------------------------------


                                              Years Ended December 31,

 .................................................................................

                                1997      1996      1995      1994       1993
                              ...................................................

                                                            ..........

Net Asset Value, Beginning      $1.4852   $1.3459   $1.0120   $1.0064    $1.0000
of Period
Income from Investment
Operations
Net investment income            0.0085    0.0114    0.0127    0.0133     0.0015
Net Short-Term realized gain     0.0044    0.0084    0.0038
Net Gains or Losses on           0.4197    0.2767    0.3394    0.0056     0.0064
                                 ------    ------    ------    ------     ------
Securities (realized and
unrealized)
Total from Investment            0.4326    0.2965    0.3359    0.0189     0.0079
Operations
Less Distributions
Dividends (from net            (0.0137)  (0.0198)  (0.0165)  (0.0133)   (0.0015)
investment income and net
Short-Term realized gains)
Distributions (from capital    (0.0534)  (0.1374)  (0.0055)     -         -
gains)
Initial Capitalization
                              -         -         -            -          -
                              --------  --------  --------     --         -
Returns of Capital Total       (0.0671)  (0.1572)  (0.0220)  (0.0133)   (0.0015)
Distributions
Net Asset Value End of Period   $1.8507   $1.4852   $1.3459   $1.0120    $1.0064
                                -------   -------   -------   -------    -------

Total Return (1)                 29.26%    22.10%    35.29%     1.93%      0.79%

Net Assets, End of Period     162,975,7683,743,21043,515,29914.171,307 3,099,916
Average Commission Rate Paid    $0.0264   $0.0358
Per Share Bought or Sold
Ratio of Expenses to Average      0.60%     0.60%     0.60%     0.60%    0.59% *
Net Assets
Ratio of Net Income to            0.54%     0.83%     1.15%     1.57%    1.98% *
Average Net Assets
Portfolio Turnover Rate          21.52%    41.55%    17.90%    18.50%      0.06%
 .................................................................................
*Annualized
** The Growth Index Portfolio was established effective December 1, 1993.
(1) The performance shown does not reflect fees or expenses deducted at the separate account level.


                                                  FINANCIAL HIGHLIGHTS (AUDITED)
                                               Per  Share   Income  and  Capital
                                Changes For the Years Ended December 31, 1997, 1996, 1995, 1994 and 1993 **


================================================================================


                         The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.
                                                       Value Index Portfolio

--------------------------------------------------------------------------------


                                                     Years Ended December 31,

 ................................................................................

                                 1997      1996      1995      1994      1993
                              ..................................................

                                                             ..........

Net Asset Value, Beginning       $1.4538   $1.2623   $0.9614   $1.0118   $1.0000
of Period
Income from Investment
Operations
Net investment income             0.0278    0.0298    0.0305    0.0253    0.0014
Net Short-Term realized gain      0.0111    0.0101    0.0054
Net Gains or Losses on            0.4520    0.2186    0.3144  (0.0504)    0.0119
                                  ------    ------    ------  --------    ------
Securities (realized and
unrealized)
Total from Investment             0.4909    0.2585    0.3503  (0.0251)    0.0133
Operations
Less Distributions
Dividends (from net             (0.0389)  (0.0399)  (0.0359)  (0.0253)  (0.0014)
investment income and net
Short-Term realized gain)
Distributions (from capital     (0.0922)  (0.0271)  (0.0135)     -      (0.0001)
gains)
Initial Capitalization
                              -          -         -            -         -
                              --------   --------  --------     --        -
Returns of Capital Total        (0.1311)  (0.0670)  (0.0494)  (0.0253)  (0.0015)
Distributions
Net Asset Value End of Period    $1.8136   $1.4538   $1.2623   $0.9614   $1.0118
                                 -------   -------   -------   -------   -------

Total Return (1)                  34.08%    20.63%    36.80%    -2.49%     1.32%
Net Assets, End of Period     237,421,804122,283,0265,183,89825,610,4744,337,142
Average Commission Rate Paid     $0.0295   $0.0377
Per Share Bought or Sold
Ratio of Expenses to Average       0.60%     0.60%     0.60%     0.60%   0.59% *
Net Assets
Ratio of Net Income to             1.83%     2.38%     2.87%     3.18%   2.11% *
Average Net Assets
Portfolio Turnover Rate           26.03%    16.31%    18.11%    16.88%     8.99%
 ................................................................................
*Annualized

** The Value Index Portfolio was established effective December 1, 1993. (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                          FINANCIAL HIGHLIGHTS (AUDITED)
                       Per Share Income and Capital Changes
           For the Years Ended December 31, 1997, 1996, 1995, and 1994**


================================================================================


                           The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.
                                                           Mid-Cap Portfolio

--------------------------------------------------------------------------------


                                                       Years Ended December 31,

 ...............................................................................

                              1997          1996         1995        1994
                              .................................................

                                                                     ..........

Net Asset Value, Beginning    $1.4327       $1.3538      $1.1003     $1.0000
of Period
Income from Investment
Operations
Net investment income                       (0.0083)     0.0018      0.0076
Net Short-Term realized gain  (0.0437)                   0.0299
Net Gains or Losses on        0.2257        0.0890       0.2594      0.1003
Securities (realized and
unrealized)
Total from Investment         0.1820        0.0807       0.2911      0.1079
Operations
Less Distributions
Dividends (from net                                      (0.0317)    (0.0076)
investment income and Net
Short-Term realized gains)
Distributions (from capital   (0.0615)      (0.0018)     (0.0059)
gains)                                                               -
Initial Capitalization
                              -             -            -           -
                              --------      --------     --------    -
Returns of Capital Total      (0.0615)      (0.0018)     (0.0376)    (0.0076)
Distributions
Net Asset Value End of Period $1.5532       $1.4327      $1.3538     $1.1003

Total Return (1)              12.95%        5.96%        26.50%      10.86%
Net Assets, End of Period     233,939,911   214,710,803  148,264,194 81,088,654
Average Commission Rate Paid  $0.0413       $0.0461
Per Share Bought or Sold
Ratio of Expenses to Average  1.06%         1.07%        1.10%       1.07%*
Net Assets
Ratio of Net Income to        -0.51%        -0.66%       0.13%       1.26%
Average Net Assets
Portfolio Turnover Rate       139.74%       80.31%       167.21%     166.12%
 ...............................................................................
*Annualized
** The Mid-Cap Portfolio was established effective January 3, 1994.
(1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                           FINANCIAL HIGHLIGHTS (AUDITED)
                        Per Share Income and Capital Changes
            For the Years Ended December 31, 1997, 1996, 1995, and 1994**

===============================================================================


                                The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.
                                           Maxim T. Rowe Price Equity/Income

-------------------------------------------------------------------------------


                                                   Years Ended December 31,

 ...............................................................................

                                  1997          1996        1995       1994
                              .................................................

                                                                     ..........

 Net Asset Value, Beginning of Perio$1.4492      $1.2633     $0.9805   $1.0000
Income from Investment
Operations
Net investment income                0.0357       0.0299      0.0345    0.0061
Net Short-Term realized gain         0.0357       0.0121      0.0051
Net Gains or Losses on              0.3426       0.2009      0.2841   (0.0195)
                                    -------      -------     -------  --------
Securities (realized and
unrealized)
Total from Investment                0.4140       0.2429      0.3237  (0.0134)
Operations
Less Distributions
Dividends (from net                (0.0713)     (0.0420)    (0.0396)  (0.0061)
investment income and Net
Short-Term realized gains)
Distributions (from capital        (0.0317)     (0.0150)    (0.0013)
gains)                                                                   -
Initial Capitalization
                               -            -            -              -
                               ------------ ------------ ------------   -
Returns of Capital Total           (0.1030)     (0.0570)    (0.0409)  (0.0061)
Distributions
Net Asset Value End of Period       $1.7602      $1.4492     $1.2633   $0.9805
                                    -------      -------     -------   -------

Total Return (1)                     28.82%       19.39%      33.42%    -1.34%
Net Assets, End of Period       167,154,169   69,535,903  10,950,195 2,110,302
Average Commission Rate Paid        $0.0380      $0.0368
Per Share Bought or Sold
Ratio of Expenses to                  0.91%        0.95%       0.95%    0.95%*
Average    Net Assets
Ratio of Net Income to                2.48%        2.85%       3.46%    3.90%*
Average Net Assets
Portfolio Turnover Rate              25.35%       26.15%      14.00%     2.74%
 ...............................................................................
*Annualized

**   The  Maxim T.  Rowe  Price  Equity/Income  fund was  established  effective
     November 1, 1994. (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                                 FINANCIAL HIGHLIGHTS (AUDITED)
                              Per Share Income and Capital Changes
                  For the Years Ended December 31, 1997, 1996, 1995, and 1994**


===============================================================================


                           The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.
                                                           Maxim INVESCO ADR

--------------------------------------------------------------------------------


                                                       Years Ended December 31,

 ...............................................................................

                                  1997          1996        1995       1994
                              .................................................
Net Asset Value, Beginning          $1.3508      $1.1255     $0.9859   $1.0000
of Period
Income from Investment
Operations
Net investment income                0.0114       0.0112      0.0120    0.0026
Net Short-Term realized gain       (0.0025)
Net Gains or Losses on              0.1537       0.2266      0.1396    (0.0141
                                    -------      -------     -------   -------
Securities (realized and
unrealized)
Total from Investment                0.1626       0.2378      0.1516  (0.0115)
Operations
Less Distributions
Dividends (from net                (0.0140)     (0.0112)    (0.0120)  (0.0026)
investment income)
Distributions (from capital        (0.0190)     (0.0013)
gains)                                                        -          -
Initial Capitalization
                               -            -            -              -
                               ------------ ------------ ------------   -
Returns of Capital Total           (0.0330)     (0.0125)    (0.0120)  (0.0026)
Distributions
Net Asset Value End of Period       $1.4804      $1.3508     $1.1255   $0.9859
                                    -------      -------     -------   -------

Total Return (1)                     12.08%       21.17%      15.48%    -1.16%
Net Assets, End of Period        16,581,357    7,694,858   2,681,969 1,976,834
Average Commission Rate Paid        $0.0592      $0.0628
Per Share Bought or Sold
Ratio of Expenses to Average          1.30%        1.33%       1.50%    1.50%*
Net Assets
Ratio of Net Income to                1.02%        1.20%       1.17%    1.56%*
Average Net Assets
Portfolio Turnover Rate              19.56%       15.25%       5.88%     2.42%
 ...............................................................................

*Annualized
** The Maxim INVESCO ADR fund was established effective November 1, 1994.
 (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                                      FINANCIAL HIGHLIGHTS (AUDITED)
                                   Per Share Income and Capital Changes
                   For the Years Ended December 31, 1997, 1996, 1995, and 1994**


======================================================================

                           The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.
                                          Maxim INVESCO Small-Cap Growth

--------------------------------------------------------------------------------


                                                       Years Ended December 31,

 ..............................................................................

                                  1997         1996        1995       1994
                              ................................................

                                                                    ..........

Net Asset Value, Beginning         $1.4330      $1.2734     $1.0054   $1.0000
of Period
Income from Investment
Operations
Net investment income               0.0009       0.0024      0.0069    0.0030
Net Short-Term realized gain        0.1174       0.1530      0.0272
Net Gains or Losses on             0.1438       0.1850      0.2846    0.0054
                                   -------      -------     -------   ------
Securities (realized and
unrealized)
Total from Investment               0.2621       0.3404      0.3187    0.0084
Operations
Less Distributions
Dividends (from net               (0.0996)     (0.1554)    (0.0341)  (0.0030)
investment income and Net
Short-Term realized gains)
Distributions (from capital                    (0.0254)    (0.0166)
gains)                                                                  -
Initial Capitalization
                              -            -            -              -
                              ------------ ------------ ------------   -
Returns of Capital Total          (0.0996)     (0.1808)    (0.0507)  (0.0030)
Distributions
Net Asset Value End of Period      $1.5955      $1.4330     $1.2734   $1.0054
                                   -------      -------     -------   -------

Total Return (1)                    18.70%       26.73%      31.79%     0.84%
Net Assets, End of Period       62,251,873   31,827,778   6,385,180 2,022,380
Average Commission Rate Paid       $0.0580      $0.0410
Per Share Bought or Sold
Ratio of Expenses to Average         1.10%        1.10%       1.10%    1.08%*
Net Assets
Ratio of Net Income to               0.01%        0.25%       0.58%    1.86%*
Average Net Assets
Portfolio Turnover Rate            174.65%      265.05%     266.64%     -
 ..............................................................................
*Annualized
** The Maxim INVESCO Small-Cap fund was established effective November 1, 1994.
 (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                       FINANCIAL HIGHLIGHTS (AUDITED)
                    Per Share Income and Capital Changes
       For the Years Ended December 31, 1997, 1996, 1995, and 1994**


===============================================================================


                           The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                                                       Corporate Bond Portfolio

-------------------------------------------------------------------------------


                                                       Years Ended December 31,

 ..............................................................................

                                  1997         1996        1995       1994
                              ................................................

                                                                    ..........

Net Asset Value, Beginning         $1.1618      $1.1521     $0.9716   $1.0000
of Period
Income from Investment
Operations
Net investment income               0.0764       0.0825      0.0842    0.0137
Net Short-Term realized gain        0.0081       0.0055      0.0159
Net Gains or Losses on             0.0608       0.0269      0.1835   (0.0284)
                                   -------      -------     -------  --------
Securities (realized and
unrealized)
Total from Investment               0.1453       0.1149      0.2836  (0.0147)
Operations
Less Distributions
Dividends (from net               (0.0817)     (0.0880)    (0.1001)  (0.0137)
investment income and Net
Short-Term realized gains)
Distributions (from capital       (0.0273)     (0.0172)    (0.0030)
gains)                                                                  -
Initial Capitalization
                              -            -            -              -
                              ------------ ------------ ------------   -
Returns of Capital Total          (0.1090)     (0.1052)    (0.1031)  (0.0137)
Distributions
Net Asset Value End of Period      $1.1981      $1.1618     $1.1521   $0.9716
                                   -------      -------     -------   -------

Total Return (1)                    12.70%       10.35%      30.19%    -1.47%
Net Assets, End of Period      158,884,389   83,645,029  45,530,190 13,713,195
Ratio of Expenses to Average         0.90%        0.90%       0.90%    1.08%*
Net Assets
Ratio of Net Income to               7.14%        7.68%       7.89%    8.64%*
Average Net Assets
Portfolio Turnover Rate             52.69%       40.02%      24.70%     9.45%
 ..............................................................................
*Annualized
** The Corporate Bond Portfolio was established effective November 1, 1994.
(1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
    For the Years Ended December 31, 1997, 1996, 1995 and 1994**


=========================================================================


                     The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

------------------------------------------------------------------------------


                                          Small-Cap Aggressive Growth Portfolio

--------------------------------------------------------------------------------


                                                 Years Ended December 31,

 ........................................................................

                                    1997      1996      1995       1994
                               .........................................

                                                             ...........

Net Asset Value, Beginning of    $1.4028   $1.1605   $0.9755    $1.0000
Period
Income from Investment
Operations
Net investment income             0.0103    0.0091    0.0075   (0.0016)
Net Short-Term realized gain      0.1307    0.0597    0.0878
Net Gains or Losses on            0.1966    0.2779    0.1962   (0.0229)
                                  ------    ------    ------   --------
Securities (realized and
unrealized)
Total from Investment             0.3376    0.3467    0.2915   (0.0245)
Operations
Less Distributions
Dividends (from net             (0.1524)  (0.0688)  (0.0945)     -
investment income and net
Short-Term realized gain)
Distributions (from capital     (0.0564)  (0.0356)  (0.0120)     -
gains)
Initial Capitalization
                               -         -         -         -
                               -------------------------------
Returns of Capital Total        (0.2088)  (0.1044)  (0.1065)     -
Distributions
Net Asset Value End of Period    $1.5316   $1.4028   $1.1605    $0.9755
                                 -------   -------   -------    -------

Total Return (1)                  24.50%    30.09%    29.96%     -2.46%
Net Assets, End of Period      183,322,637 9,944,926 28,594,611 12,963,409
Average Commission Rate Paid     $0.0539   $0.0573
Per Share Bought or Sold
Ratio of Expenses to Average       1.11%     1.26%     1.30%    1.26% *
Net Assets
Ratio of Net Income to             0.89%     0.98%     0.65%     -1.08%
Average Net Assets
Portfolio Turnover Rate           93.28%    62.63%    99.48%      8.84%
 ........................................................................
*Annualized
** The Small-Cap Aggressive Portfolio was established effective November 1,1994.
(1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                            FINANCIAL HIGHLIGHTS (AUDITED)
                         Per Share Income and Capital Changes
                For the Years Ended December 31, 1997, 1996, and 1995**


===============================================================


                    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                                           Short-Term Maturity Bond Portfolio

-------------------------------------------------------------------------


                                                Years Ended December 31,

 ............................................................

                                1997      1996      1995
                              ..............................
Net Asset Value, Beginning      $1.0065   $1.0092   $1.0000
of Period
Income from Investment
Operations
Net investment income            0.0534    0.0489    0.0194
Net Short-Term realized gain     0.0009              0.0013
Net Gains or Losses on           0.0061  (0.0027)    0.0092
                                 ------  --------    ------
Securities (realized and
unrealized)
Total from Investment            0.0604    0.0462    0.0299
Operations
Less Distributions
Dividends (from net            (0.0534)  (0.0489)  (0.0207)
investment income and net
Short-Term realized gain)
Distributions (from capital    (0.0001)     -         -
gains)
Initial Capitalization
                              -         -         -
                              ---------------------
Returns of Capital Total       (0.0535)  (0.0489)  (0.0207)
Distributions
Net Asset Value End of Period   $1.0134   $1.0065   $1.0092
                                -------   -------   -------

Total Return (1)                  6.14%     4.70%     3.02%

Net Assets, End of Period     78,367,545 39,503,114 15,618,670
Ratio of Expenses to Average      0.60%     0.60%   0.53% *
Net Assets
Ratio of Net Income to            5.47%     5.15%   4.61% *
Average Net Assets
Portfolio Turnover Rate          84.59%    51.71%    97.87%
 ............................................................
 * Annualized
 ** The Short-Term Maturity Bond Portfolio was established effective August 1, 1995. (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                          FINANCIAL HIGHLIGHTS (AUDITED)
                       Per Share Income and Capital Changes
                 For the Years Ended December 31, 1997 and 1996 **


===============================================================================


                                             The following tables should be read
                                              in conjunction  with the financial
                                              statements   and   related   notes
                                              included  in  the   Statement   of
                                              Additional Information.

                                 Maxim INVESCO Balanced Portfolio

-----------------------------------------------------------


                                     Year Ended December 31,

 ..............................................................

                                         1997         1996
                                     .........................
Net Asset Value, Beginning of Period       $1.0408    $1.0000
Income from Investment Operations
Net investment income                       0.0187     0.0052
Net Short-Term realized gain                0.0232     0.0012
Net Gains or Losses on Securities          0.2286     0.0408
                                           -------    ------
(realized and unrealized)
Total from Investment Operations            0.2705     0.0472
Less Distributions
Dividends (from net investment            (0.0525)   (0.0064)
income and Short-Term realized
gains)
Distributions (from capital gains)
Initial Capitalization
                                      -            -
                                      ------------ -
Returns of Capital Total                  (0.0525)   (0.0064)
Distributions
Net Asset Value End of Period              $1.2588    $1.0408
                                           -------    -------

Total Return (1)                            26.10%      4.60%

Net Assets, End of Period              127,072,586 15,987,166
Average Commission Rate Paid Per           $0.0590    $0.0617
Share Bought or Sold
Ratio of Expenses to Average Net             1.00%     1.00%*
Assets
Ratio of Net Income to Average Net           2.77%     2.84%*
Assets
Portfolio Turnover Rate                    150.57%     17.14%
 ..............................................................
* Annualized
** The Maxim INVESCO Balanced Portfolio was established effective October 1, 1996. (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                                             FINANCIAL HIGHLIGHTS (AUDITED)
                                          Per Share Income and Capital Changes
                                         For the Years Ended December 31, 1997**


============================================================================


                    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                                                   Blue Chip Portfolio

-----------------------------------------------------------------------------


                                                Years Ended December 31,

 ........................................

                                1997
                              ..........
Net Asset Value Beginning of    $1.0000
Period
Income from Investment
Operations
Net investment income            0.0089
Net Short-Term realized gain   (0.0051)
Net Gains or Losses on           0.0279
                                 ------
Securities (realized and
unrealized)

Total from Investment            0.0317
Operations
Less Distributions
Dividends (from net            (0.0089)
investment income and net
Short-Term realized gain))
Distributions (from capital       -
gains)
Initial Capitalization
Returns of Capital Total       (0.0089)
Distributions
Net asset Value End of Period   $1.0228
                                -------

Total Return(1)                   3.17%
Net Assets, End of Period     94,206,892
Average Commission Rate Paid    $0.0598
Per Share Bought or Sold
Ratio of Expenses to Average     1.14%*
Net Assets
Ratio of Net Income to           1.78%*
Average Net Assets
Portfolio Turnover Rate         111.45%
 ........................................
* Annualized
** The Blue Chip Portfolio was established effective July 1, 1997.
(1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                                        FINANCIAL HIGHLIGHTS (AUDITED)
                                     Per Share Income and Capital Changes
                                   For the Years Ended December 31, 1997**


================================================================


               The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                                           MidCap Growth Portfolio

------------------------------------------------------------------------


                                           Years Ended December 31,

 ........................................

                                1997
                              ..........
Net Asset Value Beginning of    $1.0000
Period
Income from Investment
Operations
Net investment income
 Net Short-Term realized gain    0.0062
Net Gains or Losses on           0.1024
Securities (realized and
unrealized)

Total from Investment            0.1086
Operations
Less Distributions
Dividends from net             (0.0017)
investment income and net
Short-Term realized gain)
Distributions (from capital       -
gains)
Initial Capitalization
Returns of Capital Total       (0.0017)
Distributions
Net asset Value End of Period   $1.1069
                                -------

Total Return(1)                  10.86%
Net Assets, End of Period     56,704,297
Average Commission Rate Paid    $0.0517
Per Share Bought or Sold
Ratio of Expenses to Average     1.05%*
Net Assets
Ratio of Net Income to         (0.16)%*
Average Net Assets
Portfolio Turnover Rate          24.28%
 ........................................
* Annualized
** The MidCap Growth Portfolio was established effective July 1, 1997.
(1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                                        FINANCIAL HIGHLIGHTS (AUDITED)
                                     Per Share Income and Capital Changes
                                   For the Years Ended December 31, 1997**


=============================================================


               The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                                         Aggressive Profile Portfolio

-------------------------------------------------------------------------


                                           Years Ended December 31,

 ........................................

                                1997
                             ...........
Net Asset Value Beginning       $1.0000
of Period
Income from Investment
Operations
Net investment income            0.0047
Net Short-Term realized gain     0.0712
Net Gains or Losses on         (0.0432)
                               --------
Securities (realized and
unrealized)

Total from Investment            0.0327
Operations
Less Distributions
Dividends from net             (0.0127)
investment income and net
Short-Term realized gain)
Distributions (from capital    (0.0695)
gains)
Initial Capitalization
Returns of Capital Total       (0.0822)
Distributions
Net asset Value End of          $0.9505
                                -------
Period

Total Return(1)                   3.31%
Net Assets, End of Period       697,434
Ratio of Expenses to             0.25%*
Average Net Assets
Ratio of Net Income to           2.38%*
Average Net Assets
Portfolio Turnover Rate          59.90%
 ........................................
* Annualized
** The Aggressive Profile Portfolio was established effective September 9, 1997.
(1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                                        FINANCIAL HIGHLIGHTS (AUDITED)
                                     Per Share Income and Capital Changes
                                   For the Years Ended December 31, 1997**


================================================================================


               The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                                   Moderately Aggressive Profile Portfolio

--------------------------------------------------------------------


                                           Years Ended December 31,

 .......................................

                               1997
                             ..........
Net Asset Value Beginning      $1.0000
of Period
Income from Investment
Operations
Net investment income           0.0075
Net Short-Term realized gain    0.0568
Net Gains or Losses on        (0.0279)
                              --------
Securities (realized and
unrealized)

Total from Investment           0.0364
Operations
Less Distributions
Dividends from net            (0.0141)
investment income and net
Short-Term realized gain)
Distributions (from capital   (0.0547)
gains)
Initial Capitalization
Returns of Capital Total      (0.0688)
Distributions
Net asset Value End of         $0.9676
                               -------
Period

Total Return(1)                  3.66%
Net Assets, End of Period    1,630,969
Ratio of Expenses to            0.25%*
Average Net Assets
Ratio of Net Income to          4.19%*
Average Net Assets
Portfolio Turnover Rate         41.30%
 .......................................
* Annualized
** The Moderately Aggressive Profile Portfolio was established effective September 9, 1997. (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                                        FINANCIAL HIGHLIGHTS (AUDITED)
                                     Per Share Income and Capital Changes
                                   For the Years Ended December 31, 1997**


=============================================================================


               The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                                          Moderate Profile Portfolio

------------------------------------------------------


                                           Years Ended December 31,

 .......................................

                               1997
                             ..........
Net Asset Value Beginning      $1.0000
of Period
Income from Investment
Operations
Net investment income           0.0090
Net Short-Term realized gain    0.0477
Net Gains or Losses on        (0.0308)
                              --------
Securities (realized and
unrealized)

Total from Investment           0.0259
Operations
Less Distributions
Dividends from net            (0.0144)
investment income and net
Short-Term realized gain)
Distributions (from capital   (0.0454)
gains)
Initial Capitalization
Returns of Capital Total      (0.0598)
Distributions
Net asset Value End of         $0.9661
                               -------
Period

Total Return(1)                  2.60%
Net Assets, End of Period    1,044,081
Ratio of Expenses to            0.25%*
Average Net Assets
Ratio of Net Income to          5.51%*
Average Net Assets
Portfolio Turnover Rate         31.39%
 .......................................
* Annualized
** The Moderate Profile Portfolio was established effective September 9, 1997.
(1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                                        FINANCIAL HIGHLIGHTS (AUDITED)
                                     Per Share Income and Capital Changes
                                   For the Years Ended December 31, 1997**


========================================================================


               The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                                  Moderately Conservative Profile Portfolio

-------------------------------------------------------------------------


                                           Years Ended December 31,

 ........................................

                                1997
                             ...........
Net Asset Value Beginning       $1.0000
of Period
Income from Investment
Operations
Net investment income            0.0132
Net Short-Term realized gain     0.0182
Net Gains or Losses on         (0.0085)
                               --------
Securities (realized and
unrealized)

Total from Investment            0.0229
Operations
Less Distributions
Dividends from net             (0.0151)
investment income and net
Short-Term realized gain)
Distributions (from capital    (0.0169)
gains)
Initial Capitalization
Returns of Capital Total       (0.0320)
Distributions
Net asset Value End of          $0.9909
                                -------
Period

Total Return(1)                   2.29%
Net Assets, End of Period       534,975
Ratio of Expenses to             0.25%*
Average Net Assets
Ratio of Net Income to           6.02%*
Average Net Assets
Portfolio Turnover Rate          32.97%
 ........................................
* Annualized
** The Moderately Conservative Profile Portfolio was established effective September 9, 1997. (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                                        FINANCIAL HIGHLIGHTS (AUDITED)
                                     Per Share Income and Capital Changes
                                   For the Years Ended December 31, 1997**



=================================================================


               The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                                        Conservative Profile Portfolio

---------------------------------------------------------------------


                                           Years Ended December 31,

 ........................................

                                1997
                             ...........
Net Asset Value Beginning       $1.0000
of Period
Income from Investment
Operations
Net investment income            0.0145
Net Short-Term realized gain     0.0121
Net Gains or Losses on          0.0094
                                ------
Securities (realized and
unrealized)

Total from Investment            0.0360
Operations
Less Distributions
Dividends from net             (0.0159)
investment income and net
Short-Term realized gain)
Distributions (from capital    (0.0113)
gains)
Initial Capitalization
Returns of Capital Total       (0.0272)
Distributions
Net asset Value End of          $1.0088
                                -------
Period

Total Return(1)                   3.60%
Net Assets, End of Period       268,416
Ratio of Expenses to             0.25%*
Average Net Assets
Ratio of Net Income to           8.83%*
Average Net Assets
Portfolio Turnover Rate          25.56%
 ........................................
* Annualized
**The Conservative Profile Portfolio was established effective September 9,1997.
(1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                                         INTRODUCTION

        Maxim Series Fund, Inc. (the "Fund") is an open-end management investment company (a mutual fund) that sells its shares to the Maxim Series Account, FutureFunds Series Account, Retirement Plan Series Account and Pinnacle Series Account of Great-West Life & Annuity Insurance Company ("GWL&A") and to the TNE Series (k) Account (collectively, the "Series Accounts") of Metropolitan Life Insurance Company ("MetLife"). The shares in the Series Accounts are currently used to fund benefits under certain individual and group variable annuity contracts and variable life insurance policies (the "Variable Contracts") issued by GWL&A and MetLife. For information concerning your rights under a variable contract, see the applicable Series Account prospectus provided herewith and/or applicable disclosure documents. Shares of the Fund are, and may in the future be, used to fund benefits under other contracts issued by GWL&A, its affiliates, MetLife or other insurance companies. G W Capital Management, Inc. ("GW Capital Management")is the Investment Adviser for the Fund. The day-to-day management of certain Portfolios of the Fund is carried out by sub-advisers which are not affiliated with GW Capital Management.

                                      THE FUND PORTFOLIOS

        Each portfolio has its own investment objective and investment strategy. The investment objective of any portfolio may not be changed without a vote of a majority of the shares of that portfolio. A more detailed description of the Fund's investment policies and a glossary further describing certain investment securities mentioned in the discussions that follow are contained in the Statement of Additional Information.

Money Market Portfolio

        The investment objectives of the Money Market Portfolio are to preserve shareholder capital, to maintain liquidity and to achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities.

        The assets of the Money Market Portfolio are invested in money market instruments with remaining maturities not exceeding 13 months. The Money Market Portfolio also maintains a dollar-weighted average portfolio maturity of ninety days or less. The money market instruments in which the Portfolio may invest include the following:

        1. U.S. government securities and government agency securities. U.S. government securities consist of various types of marketable securities by the United States Treasury, such as bills, notes and bonds. Such securities are direct obligations of the United States Government. U.S. government agency securities are debt securities issued by government-sponsored enterprises, federal agencies and international institutions. Such securities are not direct obligations of the U.S. Treasury but involve government sponsorship or guarantees. Among the agencies whose debt securities may be purchased are: the Government National Mortgage Association and Federal Housing Administration, whose instruments are supported by the full faith and credit of the United States; the Farm Credit Bank, whose instruments are not direct obligations of the United States, although the Farm Credit Bank is supported by its ability to borrow from the U.S. Treasury; and the Federal Land Bank, Federal Home Loan Bank and Federal Home Loan Mortgage Corporation, whose instruments are not supported by the U.S. Treasury, but only by the credit of the issuing agency;

        2. Certificates of deposit, time deposits, swap deposits and bankers' acceptances of (i) U.S. commercial banks or savings and loan associations having total assets in excess of $1 billion, or (ii) other U.S. commercial banks or savings and loan associations, foreign branches of U.S. banks, and U.S. branches of foreign banks if such bank obligations are fully insured by the Federal Deposit Insurance Corporation;

        3. Commercial paper, including variable amount master demand notes;

        4. Repurchase and reverse repurchase agreements. A repurchase agreement is an instrument under which the purchaser (e.g., the Fund) acquires ownership of the obligation (debt security) and the seller agrees at the time of the sale to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Reverse repurchase agreements involve the sale of securities held by the Portfolio, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Investment Adviser, acting under the supervision of the Board of Directors, reviews the credit worthiness of those dealers with whom the Portfolio enters into repurchase agreements; and

        5.  Other  money  market   instruments   that  the  Portfolio  may  from
time-to-time invest in include floating rate notes and Eurodollar certificates of deposit if denominated in U.S. currency.

        The Money Market Portfolio generally invests in instruments (other than U.S. government securities) that have received the highest rating by at least one nationally recognized statistical rating organization ("NRSRO"), securities whose issuer has received such ratings with respect to a class of short-term debt obligations that is comparable in priority and security with the instrument acquired, or securities which are determined or ratified by the Fund's Board of Directors as being comparable to the foregoing securities. The Money Market Portfolio only enters into repurchase agreements that are collateralized entirely by U.S. government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating categories by at least one NRSRO.

        In addition to following the foregoing guidelines, the Money Market Portfolio intends otherwise to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as applicable to the Portfolio.

Bond Portfolio

        The investment objective of the Bond Portfolio is to seek to achieve maximum total return, consistent with the preservation of capital, through investment in an actively managed portfolio of debt securities.

        The  Portfolio  will  normally   consist  of  securities   with  various
maturities but the weighted average maturity will be 2 to 10 years.

        Under normal circumstances, the Portfolio intends to invest at least 65% of its net assets in debt securities of the U.S. Government and its agencies; foreign governments, agencies and supra-national organizations; and, domestic or foreign corporations. The Portfolio may also invest in mortgage related and other asset-backed securities, domestic and foreign commercial banks and money markets including commercial paper, bankers acceptances, certificates of deposit, time deposit and repurchase agreements.

        Foreign debt exposure will be limited to a maximum of 40% of total assets (measured at the time of acquisition) in foreign debt, with a maximum of 20% of total assets (measured at the time of acquisition) in non-U.S. dollar denominated foreign debt. No more than 25% of the total assets (measured at the time of acquisition) may be invested in securities of issuers located in a single country, other than the U.S. See "Foreign Investment Risks" in this prospectus.

        Foreign currency exchange transactions may be utilized in an attempt to protect against uncertainty in the level of future exchange rates. See "Foreign Currency Exchange Transactions" in this prospectus.

        The Portfolio may invest in up to 10% of its total assets (measured at the time of acquisition) in securities of below investment grade quality, commonly referred to as "junk bonds." Lower rated fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities and are considered predominately speculative with respect to the ability of the issuer to meet principal and interest payments. In addition, the secondary market may be less liquid for lower-rated fixed-income securities which may make the valuation and sale of these securities more difficult. Securities in the lowest investment grade category--BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investor Service, Inc. ("Moody's)--have some speculative characteristics.

        The Portfolio will also be able to invest in when-issued securities or forward commitments, engage in securities lending, reverse repurchase agreements and have the ability to borrow money for temporary administrative or emergency purposes. Securities may be purchased on a when-issued basis and may be purchased or sold on a forward commitment basis in order to hedge against anticipated changes in interest rates and prices and/or secure a favorable rate of return. The Statement of Additional Information contains more detailed information about these investment practices.

        In order to shorten/lengthen or hedge the duration of the Portfolio and for the purpose of both hedging the foreign currency and interest-rate risks associated with the Portfolio securities and increasing the total return of the Portfolio, active interest rate management techniques through options, futures contracts, options on certain futures contracts, interest rate swaps and interest rate caps and floors may be utilized in the Portfolio. The Statement of Additional Information contains more detailed information about these investment practices.

U.S. Government Securities Portfolio

        The investment objective of the U.S. Government Securities Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Portfolio seeks to achieve this objective by investing at least 65% of its total assets in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities.

        Investment by the U.S. Government Securities Portfolio in U.S. government securities will include direct pass-through mortgage certificates issued by those government agencies whose obligations are backed by the full faith and credit of the United States Government, such as the Government National Mortgage Association ("GNMA") or the Federal Housing Administration. Such pass-through certificates represent individual interests in pools of mortgages insured by the Veterans Administration, the Farmers' Home Association, Federal Housing Administration or any other government agency. Owners of pass-through certificates are entitled to receive a pro-rata share of the net payments received on the underlying mortgages, hence such payments are "passed through" to the owner. Accordingly, the amount and frequency of payments on such pass-through certificates depends on the rate of prepayments on the underlying mortgages, which may vary based upon a variety of economic factors.

     The Portfolio may also invest in other U.S. government securities, such as U.S. Treasury bills, notes and bonds, or in certificates representing individual interests in pools of such U.S. Treasury securities. The payment of principal and interest to the Portfolio on such certificates is fully backed by the U.S. Government.

        The Portfolio also may invest in securities issued by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

        FNMA and FHLMC both issue mortgage-backed securities that are similar to GNMAs in that they represent interests in pools of mortgage loans. FNMA guarantees timely payment of interest and principal on its certificates.
        FHLMC guarantees timely payment of interest and ultimate payment of principal. The FNMA and FHLMC guarantees are backed only by those agencies and not by the full faith and credit of the United States.

        The Portfolio also may invest in private mortgage pass-through securities and collateralized mortgage obligations ("CMOs"). These CMOs may take the form of those issued by private issuers and collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.


        The Portfolio may also enter into reverse dollar repurchase agreements ("dollar rolls") of mortgage-backed securities in which the Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the mortgage-backed securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for proceeds of the initial sale. Liquid assets equal to the value of the outstanding repurchase commitments are segregated from general investible funds and will be marked to market daily. The risk associated with dollar roll transactions is that the securities may not be delivered and the Portfolio may incur a loss or will have lost the opportunity to otherwise invest the amount set aside for such transaction in the segregated asset account. As of December 31, 1997, 5.9% of the Portfolio was comprised of investments subject to dollar roll transactions.


        The Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis in order to hedge against anticipated changes in interest rates and prices and/or secure a favorable rate of return. The Statement of Additional Information contains more information about these investment practices.

        The market value of securities held by the Portfolio can be expected to decline when interest rates rise. Thus, the U.S. Government Securities Portfolio will generally shorten the average maturity of the Portfolio when interest rates are rising and lengthen the average maturity when interest rates are falling in order to optimize the total return of the Portfolio.

        The Portfolio also may hold money market instruments as it believes is advisable to maintain liquidity or for temporary defensive purposes.

MidCap Portfolio

        The Portfolio's investment objective is long-term growth of capital. The Portfolio will normally invest at least 65% of its assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index (the "S&P MidCap"). Companies whose capitalization falls outside this range after the Portfolio's initial purchase continue to be considered medium-sized companies for purposes of this policy. As of December 31, 1997, the S&P MidCap included companies with capitalizations between approximately $213 million to $13.7 billion. The range of the S&P MidCap is expected to change on a regular basis. Janus Capital Corporation serves as sub-adviser to this Portfolio. As such it is responsible for the day-to-day management of the Portfolio, subject to the overall supervision of the Fund's Board of Directors and the Investment Adviser.

        Medium-sized companies may suffer more significant losses as well as realize more substantial growth than larger capitalized, more established issuers. Thus, investments in such companies tend to be more volatile and somewhat speculative.

        The Portfolio invests substantially all of its assets in common stock when it is believed that the relevant market environment favors profitable investing in those securities. Common stock investments are selected in industries and companies that are believed to be experiencing favorable demand for their products and services, and which operate in a favorable competitive and regulatory climate. The process of analysis and selection focuses on earnings growth potential. In particular, the Portfolio intends to buy stocks with earnings growth potential that may not be recognized by the market. Securities are selected solely for their capital growth potential; investment income is not a consideration.

        The Portfolio may also purchase securities of foreign issuers pursuant to the same selection criteria applicable to domestic issuers. In addition, factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for relative economic growth amongst countries, regions or geographic areas may warrant greater consideration in selecting foreign stocks. If appropriate, the Portfolio may purchase foreign securities through dollar-denominated American Depository Receipts, which do not involve the same direct currency and liquidity risks as securities denominated in foreign currency and which are issued by domestic banks and publicly traded in the United States. The Portfolio may invest up to 25% of its total assets (measured at the time of acquisition) in foreign securities denominated in foreign currency and not publicly traded in the United States.

        Investments in foreign securities involve risks that differ in some respects from investment in securities of U.S. issuers. These risks include the risk of fluctuations in the value of the currencies in which they are denominated, the risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of the Portfolio. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Delays may be encountered in settling securities transactions in certain foreign markets and the Portfolio will incur costs in converting foreign currencies to U.S. dollars. Custody charges are generally higher for foreign securities.

        The Portfolio may invest in "special situations" from time to time. A special situation arises when it is believed that the securities of a particular company will be recognized and appreciate in value due to a specific development at that company. Developments creating a special situation might include a new product or process, a management change or a technological breakthrough. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not result in the anticipated economic impact on the value of a company's securities.

        The Portfolio may also purchase and write options on securities (including index options) and options on foreign currencies, and may invest in futures contracts for the purchase or sale of instruments based on financial indices, including interest rates or an index of U.S. Government or foreign government securities or equity or fixed income securities futures contracts on foreign currencies and fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products. These instruments will be used primarily to hedge the Portfolio's positions, i.e., to attempt to reduce the overall level of investment risk that normally would be expected to be associated with the Portfolio's assets and to attempt to protect the Portfolio against market movements that might adversely affect the value of the Portfolio's securities or the price of securities that the Portfolio is considering purchasing.

        The use of futures, options, forward contracts and swaps exposes the Portfolio to additional investment risks and transaction costs. If these techniques are utilized to protect the Portfolio against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Portfolio, the Portfolio could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include (1) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (2) imperfect correlation between the price of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

        The Portfolio may invest in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. However, certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists.
See "Illiquid Securities" in this prospectus.

        Although the Portfolio may normally invest primarily in equity securities, it may increase its cash position when investment opportunities with desirable risk/reward characteristics cannot be located. The Portfolio may also invest in preferred stocks, warrants, government securities, corporate bonds and debentures, high-grade commercial paper, certificates of deposit or other debt securities when it is believed there is an opportunity for capital growth for such securities or so that the Portfolio may receive a return on idle cash. When the Portfolio invests in such securities, investment income will increase and may constitute a large portion of the return on the Portfolio. Consequently, the Portfolio may not participate in market advances or declines to the extent that it would if it remained fully invested in common stocks.

        The Portfolio may also invest in money market securities for defensive purposes or as a cash reserve or as a means of receiving a return on idle cash.

        The portfolio turnover rate for the Portfolio in 1997 was in excess of 100%. High portfolio turnover rates generally result in higher transactions costs (which are borne directly by the Portfolio) and may result in greater tax liability.

International Equity Portfolio


        The Portfolio's investment objective is long-term capital growth, which it seeks to achieve through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as sub-adviser to this Portfolio. As such, it is responsible for the day-to-day management of the Portfolio subject to the overall supervision of the Fund's Board of Directors and the Investment Adviser.

        Although the Portfolio will generally invest in common stock and certain debt securities, rated or unrated, such as convertible bonds and bonds selling at a discount, whenever, in the judgment of the sub-adviser, market or economic conditions warrant, the Portfolio may, for temporary defensive purposes, invest without limitation in U.S. government securities, money market instruments, bank time deposits in the currency of any major nation and commercial paper.

        The investments of the Portfolio in foreign issuers may involve special risks in addition to those normally associated with investments in the securities of U.S. issuers. For example, there may be less publicly available information about foreign issuers than is available for U.S. issuers, and foreign auditing, accounting, and financial reporting practices may differ from U.S. practices. Also, foreign securities markets may be less active than U.S. markets, trading may be thin and consequently securities prices may be more volatile. Generally, all foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations, the repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation, or confiscation of underlying fund assets. Also, there is the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

        The Portfolio is authorized to invest in medium quality or high risk, lower quality debt securities that are rated between BBB and as low as CCC by Standard & Poor's Corporation ("S&P") and between Baa and as low as Caa by Moody's Investors Service, Inc. ("Moody's"), commonly known as "high yield" (or "junk") bonds, or, if unrated, are of an equivalent investment quality, as determined by the sub-adviser. As an operating policy, which may be changed by the Board of Directors without shareholder approval, the Portfolio will not invest more than 10% of its total assets in debt securities rated BBB or lower by S&P or Baa or lower by Moody's; however, this limitation is inapplicable to unrated foreign convertible bonds which are convertible at any time into equity securities suitable for investment by the Portfolio. The Board may consider a change in this operating policy if, in its or the sub-adviser's judgment, economic conditions change such that a higher level of investment in high risk, lower quality debt securities would be consistent with the interest of the Portfolio and its shareholders. The Portfolio usually effects currency exchange transactions on a spot (i.e., cash) basis or on a forward commitment basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Portfolio converts assets from one currency to another.

        The Portfolio may purchase and write options on securities and certain futures contracts and invest in certain futures contracts. The Statement of Additional Information contains more detail about these investment practices. For temporary defensive purposes, the Portfolio may invest in cash, money market instruments and may also purchase from banks or broker/dealers Canadian or U.S. government securities with a simultaneous agreement by the seller to repurchase them within more than seven days at the original purchase price, plus accrued interest.

Stock Index Portfolio

        The investment objective of the Stock Index Portfolio is to provide investment results, before fees, that correspond to the total return of the S&P 500 Index and the S&P MidCap Index, weighted according to their pro rata share of the market. The Portfolio will pursue this objective by investing in common stocks traded on the New York Stock Exchange and the American Stock Exchange and, to a limited extent, in the over-the-counter markets.

        Standard & Poor's Corporation ("S&P") chooses the 500 stocks comprising the S&P 500 Index on the basis of market values and industry diversification. Most of the stocks in the S&P 500 Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and such companies are generally listed on the New York Stock Exchange. Additional stocks that are not among the 500 largest market value stocks are included in the S&P 500 Index for diversification purposes.

        The S&P MidCap Index is market-weighted and consists of 400 stocks of domestic companies, having a median market capitalization of approximately $1.6 billion. The stocks included in the S&P 500 Index and the S&P MidCap Index do not overlap.

        Because smaller capitalized companies, regardless of their shares outstanding, sometimes exhibit illiquidity in the market, minimum trading volume constraints are placed on issues selected for the S&P MidCap Index. For this reason, the S&P MidCap Index includes a small number of lesser known companies in well known industries whose shares are more liquid.

        S&P is not a sponsor of, or in any other way affiliated with, the Portfolio or the Fund.

        The Portfolio will attempt to duplicate the performance of the S&P 500 Index and the S&P MidCap Index while keeping transaction costs low and minimizing Portfolio turnover. To achieve its investment objective, the Portfolio will purchase equity securities that, in the Adviser's opinion, will reflect, as a group, the composite price performance of the S&P 500 Index and the S&P MidCap Index. Like these indices, the Portfolio will hold both dividend-paying and non-dividend paying common stocks. Under normal circumstances, at least 80% of the Portfolio's total assets will be invested in securities included on the S&P 500 Index and the S&P MidCap Index.

        A higher portfolio turnover rate may involve correspondingly greater brokerage commissions and other expenses which might be borne by the Fund and, thus, indirectly by its shareholders.

        See also "Index Portfolio Management" in this Prospectus for more information on management practices and risks associated with index-type portfolios.

Small-Cap Index Portfolio


        The investment objective of the Small-Cap Index Portfolio is to provide investment results, before fees, that correspond to the total return of the Standard & Poor's Small-Cap 600 Stock Index ("S&P 600 Index"). The S&P 600 Index is widely recognized and tracks an common stock of the small company sector of the United States equities market. The S&P 600 Index is market-weighted, meaning that each stock's influence on the index's performance is directly proportional to that stock's "market value" (the stock price multiplied by the number of outstanding shares). The securities that comprise the S&P 600 Index are traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ Stock Market.


        Historically, small capitalization stocks, which constitute the Portfolio's primary investments, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index. Among the reasons for the greater price volatility of these small company stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the Portfolio may be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.


        The Portfolio will attempt to duplicate the performance of the S&P 600 Index while keeping transaction costs low and minimizing portfolio turnover. To achieve its investment objective, the Portfolio will purchase equity securities that comprise the S&P 600 Index in proportion to their market-value weighting. Like the index, the Portfolio will hold both dividend paying and non-dividend paying common stocks.

        From time to time, adjustments may be made in the Portfolio's holdings due to a change in the composition of the S&P 600 Index. The Portfolio will attempt to achieve a correlation between its performance and that of the S&P 600 Index of at least 0.95, without taking into account expenses. A correlation of
1.00 would indicate perfect correlation, which would be achieved when the Portfolio's net asset value, including the value of its dividends and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 600 Index. The Investment Adviser will attempt to minimize any "tracking error" (the statistical measure of the difference between the investment results of the Portfolio and that of the S&P 600 Index) in making investments for the Portfolio. While the Small-Cap Index Portfolio tries to remain invested in the S&P 600 Index securities as fully as possible, it must manage cash flows resulting from the purchase and redemption of Portfolio shares. Therefore, the Portfolio may also invest in U.S. dollar-denominated short-term bonds, and money market instruments, including U.S. Government securities, certificates of deposit, time deposits, bankers' acceptances and repurchase agreement for these securities. Brokerage and other transaction costs, as well as investment advisory fees for the Portfolio, in addition to potential tracking errors, will tend to cause the Portfolio's return to be lower than the return of the S&P 600 Index. In addition, there can be no assurance as to how closely the Portfolio's performance will correspond to the performance of the S&P 600 Index.

     The Portfolio intends that, under normal circumstances, at least 80% of its total assets will be invested in securities of the S&P 600 Index.

        The portfolio turnover rate for the Portfolio in 1997 was in excess of 100%. High portfolio turnover rates generally result in higher transactions costs (which are borne directly by the Portfolio) and may result in greater tax liability.


        See also "Index Portfolio Management" in this Prospectus for more information on management practices and risks associated with index-type portfolios.


        Standard & Poor's Small-Cap 600 Index and S&P 600 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Maxim Series Fund, Inc. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of using this index.



Maxim T. Rowe Price Equity/Income Portfolio

        The investment objective of the Maxim T. Rowe Price Equity/Income Portfolio is to seek to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies. In pursuing its objective, the Portfolio will emphasize companies with favorable prospects for increasing dividend income and secondarily, capital appreciation. T. Rowe Price Associates, Inc. serves as sub-adviser of this Portfolio. As such, it is responsible for the day-to-day management of the Portfolio subject to the overall supervision of the Fund's Board of Directors and the Investment Adviser.

        Over time, the income component (dividends and interest earned) of the Portfolio's investments is expected to be a significant contributor to the Portfolio's total return. Total return will consist primarily of dividend income and secondarily of capital appreciation (or depreciation).

        The investment program of the Portfolio is based on several premises. First, it is believed that, over time, dividend income can account for a significant component of the total return from equity investments. Second, dividends are normally a more stable and predictable source of return than capital appreciation. While the price of a company's stock generally increases or decreases in response to short-term earnings and market fluctuations, its dividends are generally less volatile. Finally, it is believed that stocks which distribute a high level of current income tend to have less price volatility than those which pay below-average dividends.

        To achieve its objective, the Portfolio, under normal circumstances, will invest at least 65% of its total assets in income-producing common stocks, whose prospects for dividend growth and capital appreciation are considered favorable. To enhance capital appreciation potential, the Portfolio will also use a value-oriented approach, which means it will invest in stocks believed to be currently undervalued in the marketplace. The Portfolio's investments will generally be made in companies which share some of the following characteristics: established operating histories; above-average current dividend yields relative to the Standard & Poor's 500 Stock Index ("S&P 500"); low price/earnings ratios relative to the S&P 500; sound balance sheets and other financial characteristics; and, low stock price relative to a company's underlying value as measured by assets, earnings, cash flow, or business franchises.

        The Portfolio may also invest its assets in fixed income securities (corporate and government bonds of various maturities). The Portfolio may also invest in municipal bonds when the expected total return from such bonds appears to exceed the total returns obtainable from corporate or government bonds of similar credit quality.

        Debt securities in which the Portfolio may invest may include high yield/high risk bonds, commonly referred to as "junk bonds." The total return and yield of lower quality bonds can be expected to fluctuate more than the total return and yield of higher quality, shorter-term bonds, but not as much as common stocks. Junk bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The Portfolio will not purchase a non-investment grade debt security (or "junk bond"), if immediately after such purchase the Portfolio would have more than 10% of its total assets (measured at the time of acquisition) invested in such securities.

        The Portfolio may invest up to 10% of its total assets (measured at the time of acquisition) in hybrid instruments. These instruments combine the characteristics of securities, futures and options. For example, the principal amount, redemption or conversion terms of a security could be related to the market price of some commodity, currency or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

        Although the Portfolio will invest primarily in U.S. common stocks, it may also purchase other types of securities. For example, the Portfolio may invest up to 25% of its total assets (measured at the time of acquisition) in securities issued by foreign issuers, including non-dollar denominated securities traded outside the U.S. and dollar denominated securities traded in the U.S. (such as ADRs).
See "Foreign Investment Risks" in this prospectus.

        The Portfolio also may invest in convertible securities and warrants. Convertible securities may include debt or preferred equity securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants (generally, two or more years).

        The Portfolio may also engage in a variety of investment management practices, such as buying and selling futures and options. The Statement of Additional Information contains more detailed information about these practices.

Maxim INVESCO Small-Cap Growth Portfolio


        The investment objective of the Maxim INVESCO Small-Cap Growth Portfolio is to seek long-term capital growth. The Portfolio seeks to achieve this objective by investing at least 65% of assets in a diversified group of equity securities of emerging growth companies with market capitalizations of $1 billion or less at the time of initial purchase ("small-cap companies"). ITC serves as sub-adviser to this Portfolio. As such, it is responsible for the day-to-day management of the Portfolio, subject to the overall supervision of the Fund's Board of Directors and the Investment Adviser.


        In selecting investments, the Portfolio will seek to identify small-cap companies that are undervalued in the marketplace and/or have earnings that may be expected to grow faster than the U.S. economy in general. Under normal circumstances, the Portfolio intends to invest at least 65% of its total assets in equity securities of small-cap companies, consisting of common and preferred stocks, convertible debt securities, and other securities having equity features. The remainder of the Portfolio's assets may be invested in equity securities of companies with market capitalizations in excess of $1 billion, debt securities and short-term investments, as described below.

        In selecting the small-cap companies in which the Portfolio will invest, an attempt will be made to identify companies in any industry that are thought to have the best opportunity for capital appreciation within their industry grouping, subject to the additional requirement that the companies are determined to be in the developing stages of their life cycle, and have demonstrated, or are expected to achieve, long-term earnings growth. In selecting investments in equity securities of companies with market capitalizations in excess of $1 billion at the time of initial purchase, the Portfolio will seek securities that are consistent with the objective of long-term capital growth. Equity securities purchased for the Portfolio are traded principally in the over-the-counter ("OTC") market, although securities traded on national, regional or foreign stock exchanges may also be purchased.

        The Portfolio may also invest in debt securities including U.S. Government and corporate debt securities. Investment in U.S. government securities may consist of securities issued or guaranteed by the U.S. Government and any agency or instrumentality of the U.S. Government. The Portfolio may invest in both investment grade and lower-rated corporate debt securities. However, the Portfolio will not invest more than 5% of its total assets (measured at the time of purchase) in corporate debt securities that are rated below BBB by S&P or Baa by Moody's or, if unrated, are securities judged to be equivalent in quality to debt securities having such ratings. In no event will the Portfolio invest in a debt security rated below CCC by S&P or Caa by Moody's.

        The short-term investments of the Portfolio may consist of U.S. government and agency securities, domestic bank certificates of deposit and bankers' acceptances, and commercial paper rated A-1 by S&P or P-1 by Moody's, as well as repurchase agreements with banks and registered broker-dealers and registered government securities dealers with respect to the foregoing securities. The Portfolio's assets invested in U.S. government securities and short-term investments will be used to maintain liquidity. As well, when market conditions are believed to warrant such action, the Portfolio may invest all or a portion of its assets temporarily in high grade corporate bonds or notes, U.S. government securities or equity securities of larger, more established companies, or hold its assets in cash or cash equivalents, for defensive purposes. While the Portfolio is in a temporary defensive position, the opportunity to achieve capital growth will be limited, and, to the extent that this assessment of market conditions is incorrect, the Portfolio will be foregoing the opportunity to benefit from capital growth resulting from increases in the value of equity investments; however, the ability to maintain a temporary defensive investment position provides the flexibility for the Portfolio to seek to avoid capital loss during market down turns.

        The Portfolio may invest in equity securities and corporate debt obligations which may consist of securities issued by foreign issuers. Up to 25% of the Portfolio's total assets, measured at the time of purchase, may be invested directly in foreign securities. Securities of Canadian issuers and securities purchased by means of American Depository Receipts ("ADRs") are not subject to this 25% limitation. Foreign investments can involve risks, however, that may not be present in domestic securities. See "Foreign Investment Risks" in this prospectus.

        The Portfolio may make commitments in an amount of up to 10% of the value of its total assets at the time any commitment is made to purchase or sell securities on a when-issued or delayed delivery basis (i.e., securities may be purchased or sold by the Portfolio with settlement taking place in the future, often a month or more later). The Statement of Additional Information contains more detailed information about these investment practices.

        The Portfolio also may invest in securities which are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. Investments in illiquid securities involve certain risks to the extent that the Portfolio may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Portfolio might have to bear the expense and incur the delays associated with effecting registration. See "Illiquid Securities" in the prospectus.

        The Portfolio may purchase and write options on securities and certain futures contracts and invest in futures contracts. The Statement of Additional Information contains more detail about these investment practices.


        The portfolio turnover rate for the Portfolio in 1997 was in excess of 100%. High portfolio turnover rates generally result in higher transactions costs (which are borne directly by the Portfolio) and may result in greater tax liability.


Maxim INVESCO ADR Portfolio


        The investment objective of the Maxim INVESCO ADR Portfolio is to achieve a high total return on investment through capital appreciation and current income, while reducing risk through diversification. In pursuing this objective, substantially all of the Portfolio's assets will be invested in foreign securities that are issued in the form of American Depository Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission ("SEC") and traded in the U.S. ITC serves as sub-adviser to this Portfolio. As such, it is responsible for the day-to-day management of the Portfolio, subject to the overall supervision of the Fund's Board of Directors and the Investment Adviser.


        ADRs are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

        The stocks in the ADR Portfolio will be selected from a universe of approximately 2,200 stocks of large and medium-sized capitalization, non-U.S. companies for which a computer database of accounting data has been developed. These stocks are subjected to a computer analysis that compares the current stock price to measures such as book value, historical return on equity, the company's ability to reinvest capital, dividends and dividend growth. This analysis is based on a proprietary model developed by the sub-adviser which ranks securities by relative value.

        Once companies with a favorable relative valuation are identified, they are subject to fundamental analysis by the sub-adviser to try to determine whether the historical record that contributed to the favorable ranking can be extended. Factors considered in this analysis include the company's business strategy, competitive position and business environment. Based on this fundamental analysis, the number of potential investment securities is reduced to form a group of securities that the sub-adviser uses to build the Portfolio. The country and industry weightings are a by-product of the stock selection process.

        ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. dollars and annual reports and shareholder literature printed in English. On occasion, the sub-adviser may decide that it is economical to have additional ADRs created or cause a bank to issue ADRs for companies that have not previously had an ADR facility.

        The ADR Portfolio's investment return and the value of the assets in the Portfolio primarily will be dependent upon changes in the market value of its equity investments, which will fluctuate based upon the growth and earnings of the companies in which it invests, general conditions affecting the markets for equity securities and exchange rate movements between the U.S. dollar and overseas currencies. The Portfolio also may hold cash or cash equivalents to maintain liquidity or for temporary defensive purposes.

        The Portfolio may purchase and write options on securities and certain futures contracts and invest in futures contracts. The Statement of Additional Information contains more detail about these investment practices.

        Foreign investments can involve risks, however, that may not be present in domestic securities. See "Foreign Investment Risks" in this prospectus.

        Although the Portfolio invests in U.S. dollar denominated shares of foreign companies, the Portfolio's share value is affected by changes in currency exchange rates. As one way of managing exchange rate risk, the Portfolio may enter into forward foreign currency exchange contracts. See "Foreign Currency Exchange Transactions" in this prospectus.

Small-Cap Value Portfolio

        The investment objective of the Small-Cap Value Portfolio is to achieve long-term capital appreciation by investing primarily in common stocks, although the Portfolio may also invest in other securities, including restricted, preferred stock or foreign securities. In seeking capital appreciation, consideration will be given to undervalued small and medium sized companies in industries that demonstrate a strong potential for growth, financially strong companies with distinct market niches offering quality products or services, outstanding management teams and a proven record of success. Ariel Capital Management serves as sub-adviser to this Portfolio. As such, it is responsible for the day-to-day management of the Portfolio, subject to the overall supervision of the Fund's Board of Directors and the Investment Adviser.

        As a means of controlling risk, industries that are believed to be inherently unpredictable -- specifically, cyclical, commodity-based and start-up industries -- will be avoided. The Portfolio will be constructed on a stock by stock basis with little attention devoted to the macro-economic outlook of a particular industry.


        The Portfolio will adhere to a disciplined investment philosophy which incorporates strict guidelines regarding individual securities. When initiating a position, the Portfolio will focus on issuers generally ranging in market capitalizations under $1.5 billion. Since these companies may be less widely followed by market analysts, it is believed that they present a greater opportunity for exceptional returns.

        Additionally, in keeping with a value approach, the Portfolio will generally invest in companies whose equities are trading at an expected price/earnings ratio of 13x or less over the next 12 months' earnings estimate and/or at a significant discount to its private market value. (Expected earnings may represent normalized earnings or be adjusted for amortization of non-cash charges. Private market value is an internally generated estimation by the portfolio manager of the price an informed and rational buyer would pay in the outright purchase of a public company if entire business were sold.) When executing this philosophy, the portfolio manager will not trade or time the market for quick gains. Rather, the manager will seek to maintain a fully invested portfolio by following a conservative philosophy of investing for the long-term. A security will be sold if it is believed to be fully valued or the company is no longer perceived as having a strong potential for growth. Specifically, from a valuation standpoint, a security is sold when a stock is trading at a price/earnings multiple of 20x its forward 12 months' earnings estimates and/or the company's shares no longer sell at a discount to its private market value. In keeping with a long-term approach, a security will not be sold because of a short-term earnings disappointment. However, a holding will be sold if it is believed that the company's business has undergone fundamental changes that will negatively affect its stock price or if there is a loss of faith in a management's ability to execute the company's stated goals and objectives.


        The Portfolio may invest in foreign securities offering potential for growth. Investments in foreign securities involve risks that differ in some respects from investment in securities of U.S. issuers. These risks include the risk of fluctuations in the value of the currencies in which they are denominated, the risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of the Portfolio. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Delays may be encountered in settling securities transactions in certain foreign markets and the Portfolio will incur costs in converting foreign currencies to U.S. dollars. Custody charges are generally higher for foreign securities.

        The Portfolio also may invest in money market securities for temporary or emergency purposes or solely as a cash reserve. The Portfolio may purchase and write options on securities and certain futures contracts and invest in certain futures contracts. The Statement of Additional Information contains more detail about these investment practices.

        The Portfolio currently observes the following operating policies, which may be changed without shareholder approval: (1) the Portfolio actively seeks to invest in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment and avoiding companies with a poor environment; and
(2) the Portfolio will not invest in issuers primarily engaged in the manufacture of weapons systems, the production of nuclear energy, or the manufacture of equipment to produce nuclear energy.

        It is believed that there are long-term benefits inherent in an investment philosophy that demonstrate concern for the environment, human rights, economic priorities and international relations.

        The sub-adviser has engaged the services of Franklin Research and Development Corporation of Boston to provide environmental screening for all issuers selected for the Portfolio. Franklin provides information and opinions on the companies' environmental histories. However, Franklin does not make recommendations or provide investment advice concerning the purchase or sale of securities for the Portfolio.

Corporate Bond Portfolio

        The investment objective of the Corporate Bond Portfolio is high total investment return through a combination of current income and capital appreciation. The Corporate Bond Portfolio seeks to achieve its investment objective by investing in debt securities (including convertibles), although up to 20% of its total assets (measured at the time of acquisition) may be invested in preferred stocks. In achieving high total investment returns through a combination of current income and capital appreciation, the Portfolio will normally invest at least 65% of its total assets in bonds. A limited portion of its assets may also be invested in securities of foreign issuers and up to 35% of its total assets (measured at the time of acquisition) in securities of below investment grade quality. The Portfolio may also hold a portion of its assets in cash or money market instruments. Loomis, Sayles & Company, L.P. serves as sub-adviser to this Portfolio. As such, it is responsible for the day-to-day management of the Portfolio, subject to the overall supervision of the Fund's Board of Directors and the Investment Adviser.

        The Portfolio may invest in fixed-income securities of any maturity. Fixed-income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed-income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers. Because interest rates vary, it is impossible to predict the income in fixed-income securities for any particular period. Therefore, the net asset value of the Portfolio's shares will vary as a result of changes in the value of the securities held. Fixed-income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates. In general, the values of fixed-income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest.

        The Portfolio may invest a portion of its assets in securities rated below investment grade (that is, below BBB by S&P or Baa by Moody's), including securities in the lowest rating categories and comparable unrated securities. The Portfolio may invest up to 35% of its total assets (measured at the time of acquisition) in such securities. For purposes of this percentage, a security will be treated as being of investment grade quality if at the time it is acquired at least one major rating agency has rated the security in its top four rating categories (even if another agency has issued a lower rating), or if the security is unrated but it is otherwise determined to be of comparable quality. Lower rated fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities. Lower rated fixed-income securities are considered predominately speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of the Portfolio investing in lower rated fixed-income securities may be more dependent on credit analysis than is the case with higher quality bonds. The market for lower rated fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the values of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB by S&P or Baa by Moody's) have some speculative characteristics.

        The Portfolio also may invest in "zero coupon" fixed-income securities. These securities accrue interest at a specified rate, but do not pay interest in cash on a current basis. If the Portfolio invests in zero coupon securities, it is required to distribute the income on these securities as the income accrues, even though the Portfolio is not receiving the income and cash on a current basis. Thus, the Portfolio may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed-income securities of comparable quality and maturity.

        The Portfolio also may invest in securities of issuers organized or headquartered outside of the United States. The Portfolio will not purchase a foreign security if, as a result, its holdings of foreign securities would exceed 20% of its total assets (measured at the time of acquisition); however, the Portfolio may invest any portion of its assets in securities of Canadian issuers. Foreign investments can involve risk that may not be present in domestic securities. See "Foreign Investment Risks" in this prospectus.

        The Portfolio may engage in foreign currency exchange transactions to protect the value of specific positions or in anticipation of changes in relative values of currencies in which current or future holdings are denominated or quoted. See "Foreign Currency Exchange Transactions" in this prospectus.

        The Portfolio may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless it has been determined that the particular issue of Rule 144A securities is liquid. See "Illiquid Securities" in this prospectus.

        The Portfolio may purchase and write options on securities and certain futures contracts and invest in certain futures contracts. The Portfolio may also engage in the following investment practices each of which involves certain special risks: collateralized mortgage obligations, when-issued securities and repurchase agreements. The Statement of Additional Information contains more detailed information about these practices.

Maxim INVESCO Balanced Portfolio

        The Maxim INVESCO Balanced Portfolio (the "Portfolio") seeks to achieve a high total return on investment through capital appreciation and current income. The Portfolio pursues this objective by normally investing 50% to 70% of its total assets in common stocks, and the remainder in fixed-income securities, including money market instruments. At least 25% of the Portfolio's assets normally will be invested in fixed income securities issued by the U.S. Government, its agencies and instrumentalities, or in investment grade corporate bonds. The capital appreciation component of total return includes both realized and unrealized appreciation. There is no guarantee that the Portfolio will meet its objective.

        In selecting equity investments, the Portfolio will seek to identify companies with better-than-average earnings growth potential are sought, as well as companies within industries identified as well-positioned for the current and expected economic climate. Because current income is a component of total return, dividend payout records are also considered. Most of these holdings are traded on national stock exchanges or in the over-the-counter markets; however, securities traded on regional or foreign exchanges may also be included in the Portfolio. In addition to common stocks, the Portfolio also may hold preferred stocks and securities convertible into common stock.

        For the fixed income portion of the Portfolio's holdings, obligations of the U.S. Government, its agencies and instrumentalities, or investment grade corporate bonds are selected. These securities tend to offer lower income than bonds of lower quality. Obligations issued by U.S. Government agencies or instrumentalities may include some supported only by the credit of the issuer rather than backed by the full faith and credit of the U.S. Government. The Portfolio may hold securities of any maturity (from less than one year up to 30 years), with the average maturity varying based upon economic and market conditions. The Portfolio also may hold cash and cash equivalent securities as cash reserves.

        The amount invested in stocks, bonds and cash equivalent securities may be varied from time to time depending upon the assessment of business, economic and market conditions. When it is believed conditions are adverse, the Portfolio may assume a defensive position by temporarily investing up to 100% of its assets in U.S. Government and agency securities, investment grade corporate bonds, or cash equivalent securities, such as domestic certificates of deposit and bankers' acceptances, commercial paper and repurchase agreements, in an attempt to protect principal value until conditions stabilize.

        Up to 25% of the Portfolio's total assets, measured at the time of purchase, may be invested directly in foreign equity or corporate debt securities. Securities of Canadian issuers and American Depository Receipts ("ADRs") are not subject to this 25% limitation. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Please see "Foreign Investment Risks" in this prospectus for more information concerning these securities and their risks.

        The Portfolio may purchase and write options on securities and may invest in futures contracts for the purchase or sale of foreign currencies, fixed income securities and instruments based on financial indices (collectively, "futures contracts"), options on futures contracts and forward contracts for hedging purposes only. These practices and their risks are discussed in the Statement of Additional Information. Please also see "Foreign Currency Exchange Transactions" in this prospectus.


        The portfolio turnover rate for the Portfolio in 1997 was in excess of 100%. High portfolio turnover rates generally result in higher transactions costs (which are borne directly by the Portfolio) and may result in greater tax liability.


Short-Term Maturity Bond Portfolio

        The investment objective of the Short-Term Maturity Bond Portfolio is preservation of capital, liquidity, and maximum total return through investment in an actively managed portfolio of debt securities. It is classified as a non-diversified portfolio.

        The Portfolio will pursue its objectives primarily through investment in a portfolio of investment grade bonds and other debt securities of similar quality. The weighted average quality of the Portfolio will be A rated or higher. The Portfolio will consist only of individual securities with maturities of no longer than three years.

        Other  debt  securities  in  which  the  Portfolio  may  invest  include
securities  of,  or  guaranteed  by,  the  U.S.  Government,   its  agencies  or
instrumentalities, corporate debt obligations, asset-backed securities (including mortgage-related securities), commercial paper, certificates of deposits, bankers' acceptances and other short-term instruments relating to such securities. Securities may be issued by both domestic and foreign entities but may be denominated in U.S. dollars only.

     U.S. Government securities are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the agency that issued them.

        The Portfolio may invest in repurchase agreements relating to the securities in which it may invest. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the party to the agreement defaults or becomes bankrupt.

        The Portfolio may purchase securities on a when-issued or forward delivery basis. When-issued and forward delivery transactions are trading practices wherein payment for and delivery of the securities take place at a future date. The market value of a security could change during this period, which could effect the market value of the Portfolio's assets. See the Statement of Additional Information for further information about when-issued and forward delivery securities.

        In order to generate additional income, the Portfolio may lend up to one-third of its portfolio securities to financial borrowers of securities. This practice could cause the Portfolio to experience a loss or a delay in recovering its securities. The Statement of Additional Information contains more information regarding the lending of securities.

        The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, interest rates, commodity prices, or other factors that effect securities values. These techniques include buying and selling options and certain futures contracts, entering into swap agreements and purchasing index securities. Further information regarding such techniques is contained in the Statement of Additional Information. These techniques will be used for hedging purposes only.

        Generally, the Portfolio intends to invest in investment grade securities. An investment grade security is one rated in one of the top four categories by one or more nationally recognized security rating organizations or which is deemed by the Investment Adviser to be of comparable creditworthiness. However, if a security's rating were to drop below investment grade (commonly referred to as "junk bonds"), the Portfolio may determine to retain the security until such time as it is deemed appropriate to sell the security, which could mean that the security may be held to maturity. Lower rated fixed-income securities generally provide higher yields, but are subject to greater credit and market risks than higher quality fixed-income securities and are considered predominately speculative with respect to the ability of the issuer to meet principal and interest payments. In addition, the secondary market may be less liquid for lower-rated fixed-income securities which may make the valuation and sale of the securities more difficult. The Statement of Additional Information contains more information about securities ratings.

        The Portfolio may invest in money market securities as part of the ongoing investment strategy or as a cash reserve.

        The Portfolio is classified as non-diversified. This means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940. Because a relatively high percentage of the Portfolio's assets may be invested in the securities of a limited number of issuers, primarily within the same industry or economic sector, the Portfolio's securities may be more susceptible to any single economic, political or regulatory occurrence than that experience by a diversified portfolio. Value Index Portfolio

        The investment objective of the Maxim Russell 1000 Value Index Portfolio is to provide investment results, before fees, that correspond to the total return of the Russell 1000 Value Index. The Russell 1000 Value Index was developed by the Frank Russell Company to track stock market performance of stocks from the Russell 1000 Index exhibiting certain characteristics suggesting value potential.

        The Portfolio intends to pursue this objective by investing primarily in common stocks with greater than average value orientation, as determined by the formula set forth below, issued by corporations domiciled in the U.S. and its territories traded on the various U.S. stock exchanges and, to a limited extent, in the over-the-counter markets. The Portfolio may not hold all of the securities in the Russell 1000 Value Index because of administrative costs involved and the expenses associated with trading less active securities. Instead, the Portfolio will hold a representative sample of securities included in the Russell 1000 Value Index.

The Frank Russell Company is not a sponsor of, or in any other way affiliated with, the Portfolio or the Fund.

        The Russell 1000 Value Index is a subset of the Russell 1000 Index which in turn is a subset of the Russell 3000 Index. The Russell 3000 Index consists of the largest 3000 publicly traded stocks of corporations domiciled in the U.S. and its territories and includes large, medium and small capitalization stocks.

        The Russell 3000 Index represents approximately 98% of the total market capitalization of all U.S. stocks that trade on the New York and American Stock Exchanges and in the NASDAQ (National Association of Securities Dealers Automated Quotations) National Market System over-the-counter market. The Russell 1000 consists of the 1000 largest stocks within the Russell 3000 Index, representing approximately 94% of the Russell 3000 Index total market capitalization.

        The Russell 1000 Value Index is comprised of stocks from the Russell 1000 Index with greater-than-average value orientation. A stock is determined to have greater-than-average value orientation if it falls in the bottom 50% of the Russell 1000 Index based on cumulative market capitalization, ranked by descending price-to-book ratio. Thus, securities in the Russell 1000 Value Index typically have low price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth rates than more growth- oriented securities.

        The Russell 1000 Value Index is reconstituted annually to reflect changes in the marketplace. At each reconstitution, the Russell 1000 Index constituents are ranked by their price-to-book ratio. Once ranked by this ratio, a breakpoint is determined by the median market capitalization of the Russell 1000 Index. As of May 31, 1997, the price-to-book breakpoint was 3.6.

        The Portfolio will similarly reconstitute itself on an annual basis. The reconstituted list of securities are ranked based on May 31 total market capitalizations, with the actual reconstitution effective June 30. As well, securities that leave the Index for any reason between reconstitution dates will not be replaced. As a result, the number of securities held in the Portfolio over the year will fluctuate. As of May 31, 1997, the corporations included in the Russell 1000 Value Index had an average market capitalization of $7.42 billion.

        As discussed above, the Portfolio may not invest in all the stocks that comprise the Russell 1000 Value Index. Thus, the Portfolio holdings may be invested differently by industry segment or by weighting than the Russell 1000 Value Index. The Portfolio may compensate for the omission from its holdings that are included in the Russell 1000 Value Index or for purchasing stocks in proportions that differ from their weightings in that Index, by purchasing stocks that may or may not be included in the Russell 1000 Value Index, but which have characteristics similar to omitted stocks (such as stocks from the same or similar industry group having similar market capitalizations and investment characteristics). The Portfolio will not adopt a temporary or defensive investment posture in times of generally declining market conditions. Therefore, investors in the Portfolio will bear the risk of such market conditions.

        The Portfolio intends that, under normal circumstances, at least 80% of the Portfolio's total assets will be invested in securities included in the Russell 1000 Value Index.

        See also "Index Portfolio Management" in this Prospectus for more information on management practices and risks associated with index-type portfolios.

Growth Index Portfolio

        The investment objective of the Growth Index Portfolio is to provide investment results, before fees, that correspond to the total return of the Russell 1000 Growth Index. The Russell 1000 Growth Index was developed by the Frank Russell Company to track stock market performance of stocks from the
Russell  1000  Index  exhibiting  certain   characteristics   suggesting  growth
potential.

        The Portfolio intends to pursue this objective by investing primarily in common stocks with greater than average growth orientation, as determined by the formula set forth below, issued by corporations domiciled in the U.S. and its territories traded on the various U.S. stock exchanges and, to a limited extent, in the over-the-counter markets. The Portfolio may not hold all of the securities in the Russell 1000 Growth Index because of administrative costs involved and the expenses associated with trading less active securities. Instead, the Portfolio will hold a representative sample of securities included in the Russell 1000 Growth Index.

The Frank Russell Company is not a sponsor of, or in any other way affiliated with, the Portfolio or the Fund.

        The Russell 1000 Growth Index is a subset of the Russell 1000 Index which in turn is a subset of the Russell 3000 Index. The Russell 3000 Index consists of the largest 3000 publicly traded stocks of corporations domiciled in the U.S. and its territories and includes large, medium and small capitalization stocks.

        The Russell 1000 Growth Index is comprised of stocks from the Russell 1000 Index with greater-than-average growth orientation. A stock is determined to have greater-than-average growth orientation if it falls in the top 50% of the Russell 1000 Index based on cumulative market capitalization, ranked by descending price-to-book ratio. Thus, securities in the Russell 1000 Growth Index typically have high price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates than more value-oriented securities.

        The Russell 1000 Growth Index is reconstituted annually to reflect changes in the marketplace. At each reconstitution, the Russell 1000 Index constituents are ranked by their price-to-book ratio. Once ranked by this ratio, a breakpoint is determined by the median market capitalization of the Russell 1000 Index. As of May 31, 1997, the price-to-book breakpoint was 3.6.

        The Portfolio will similarly reconstitute itself on an annual basis. The reconstituted list of securities are ranked based on May 31 total market capitalizations, with the actual reconstitution effective June 30. As well, securities that leave the Index for any reason between reconstitution dates will not be replaced. As a result, the number of securities held in the Portfolio over the year will fluctuate. As of May 31, 1997, the corporations included in the Russell 1000 Growth Index had an average market capitalization of $7.98 billion.

        As discussed above, the Portfolio may not invest in all the stocks that comprise the Russell 1000 Growth Index. Thus, the Portfolio holdings may be invested differently by industry segment or by weighting than the Russell 1000 Growth Index. The Portfolio may compensate for the omission from its holdings that are included in the Russell 1000 Growth Index or for purchasing stocks in proportions that differ from their weightings in that Index, by purchasing stocks that may or may not be included in the Russell 1000 Growth Index, but which have characteristics similar to omitted stocks (such as stocks from the same or similar industry group having similar market capitalizations and investment characteristics). The Portfolio will not adopt a temporary or defensive investment posture in times of generally declining market conditions. Therefore, investors in the Portfolio will bear the risk of such market conditions.

        The Portfolio intends that, under normal circumstances, at least 80% of the Portfolio's total assets will be invested in securities included in the Russell 1000 Growth Index.

        See also "Index Portfolio Management" in this Prospectus for more information on management practices and risks associated with index-type portfolios.

Small-Cap Aggressive Growth Portfolio

        The investment objective of the Small-Cap Aggressive Growth Portfolio is long-term capital growth. The Small-Cap Aggressive Growth Portfolio seeks to achieve its objective by investing in common stocks or their equivalent, emphasizing securities believed to be undervalued by the market. The Portfolio may also hold a portion of its assets in cash or money market instruments. Loomis, Sayles & Company, L.P. serves as sub-adviser to this Portfolio. As such, it is responsible for the day-to-day management of the Portfolio subject to the overall supervision of the Fund's Board of Directors and the Investment Adviser.

        Loomis Sayles seeks to build a core small-cap portfolio of solid growth companies' stock with a smaller emphasis on special situations and turnarounds (companies that have experienced significant business problems but which are believed to have favorable prospects for recovery), as well as unrecognized stocks.

        In seeking long-term capital growth, the Portfolio will normally invest at least 65% of its total assets in companies within the Russell 2000 Index market capitalization range and may invest up to 35% of its total assets (measured at the time of acquisition) in larger companies. Current income is not a consideration in selecting investments for the Portfolio. Equity securities of companies with relatively small market capitalization may be more volatile than the securities of larger, more established companies and the broad equity market indexes.

        The Portfolio may invest a limited portion of its assets in securities of issuers organized or headquartered outside the United States. However, such investments cannot exceed 10% of the Portfolio's total assets (measured at the time of acquisition). Foreign investments can involve risk, however, that may not be present in domestic securities. Please see "Foreign Investment Risks" in this prospectus and the Statement of Additional Information.

        The Portfolio may purchase and write options on securities and certain futures contracts and invest in certain futures contracts. The Portfolio may also engage in the following investment practices each of which may involve certain special risks: when-issued securities and repurchase agreements. The Statement of Additional Information contains more detailed information about these practices.

Maxim Blue Chip Portfolio

        The investment objective of the Maxim Blue Chip Portfolio is long-term growth of capital and income. To achieve its objective, the Portfolio normally will invest primarily in common stocks of large, well-established, stable and mature companies, commonly known as "Blue Chip" companies.

        "Blue Chip" companies typically have long records of financial success and dividend payments and a reputation for quality management, products and services. The Portfolio normally invests at least 65% of its total assets (measured at the time of investment) in "Blue Chip" stocks that (1) are included in a widely recognized index of stock market performance such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, or the New York Stock Exchange Index; (2) generally pay regular dividends; and (3) have a market capitalization of at least $1 billion. The Portfolio may also invest in non-dividend paying companies if it is determined they offer favorable prospects for capital appreciation. The Portfolio may also invest up to 30% of its total assets (measured at the time of investment) in foreign securities and may invest, without limitation, in ADRs. Such investments may enhance return, but also involve some special risks. See "Foreign Investment Risks" in this prospectus.

        The Portfolio may purchase and write call and put options and enter into certain futures contracts on securities, financial indices and foreign currencies. Such transactions may be entered into for any number of reasons, including: to manage its exposure to changes in securities prices and foreign securities; as an efficient means of adjusting its overall exposure to certain markets; in an effort to enhance income; and to protect the value of portfolio securities. See the Statement of Additional Information for more detailed information about these investment practices.

        The Portfolio may engage in foreign currency exchange transactions to protect the value of specific positions or in anticipation of changes in relative values of currencies in which current or future holdings are denominated or quoted. See "Foreign Currency Exchange Transactions" in this prospectus and the Statement of Additional Information for more detailed information about these practices.

        The Portfolio may purchase "illiquid securities," that is, securities which are not readily marketable, which includes securities whose disposition is restricted by federal securities laws. See "Illiquid Securities" in this prospectus.

        The Portfolio may also invest in convertible securities, preferred stocks, bonds, debentures and other corporate obligations when it is determined that these investments may offer opportunities for capital appreciation. The Portfolio will invest in bonds, debentures, and corporate obligations only if they are rated investment grade (BBB or higher) at the time of purchase. The Portfolio may invest in convertible securities and preferred stocks which are rated in medium and lower categories by Moody's or S&P (Ba or lower by Moody's and BB or lower by S&P), but none may be rated lower than B. Securities rated B generally are less desirable investments and are deemed speculative as far as the issuer's capacity to pay interest and repay principal over a long period of time. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. The Portfolio may also invest in unrated convertible securities and preferred stocks if they are deemed to be equivalent in quality to the rated securities that the Portfolio may buy. The Portfolio will not invest more than 5% of its total assets
(measured at the time of investment) in bonds, debentures, convertible securities and corporate obligations rated below investment grade either at the time of purchase or as a result of a rating reduction after purchase, or in unrated securities that are believed to be equivalent in quality to securities rated below investment grade. This 5% limitation does not apply to preferred stocks.

        All or part of the  Portfolio's  assets may be invested  temporarily  in
U.S. and foreign-dollar denominated money market securities, including repurchase agreements, commercial paper, bank obligations, certificates of deposit, bankers' acceptances, other cash equivalents and government securities if it is determined to be appropriate for purposes of enhancing liquidity or preserving capital in light of prevailing market or economic conditions. While in such a defensive position, the opportunity to achieve capital growth will be limited, and, to the extent that this assessment of market conditions is incorrect, the Portfolio will be foregoing the opportunity to benefit from capital growth resulting from increases in the value of equity investments.

Maxim MidCap Growth Portfolio

        The investment objective of the Maxim MidCap Growth Portfolio is to provide long-term appreciation by investing primarily in common stocks of medium-sized (mid-cap) growth companies. To achieve this objective, the Portfolio will invest at least 65% of its assets (measured at the time of investment) in a diversified portfolio of mid-cap companies whose earnings are expected to grow at a faster rate than the average mid-cap company.

        A mid-cap company is defined as one whose market capitalization (number of shares outstanding multiplied by share price) falls within the capitalization range of companies included in the Standard & Poor's 400 MidCap Index - generally, between $191 million and $6.5 billion. Mid-cap growth companies are often in the early, more dynamic phase of their life cycles, but are no longer considered new or emerging. Mid-cap companies tend to offer higher growth prospects than larger companies. At the same time, mid-cap companies tend to have greater resources, and therefore represent less risk, than smaller companies. In addition, mid-cap companies generally have sufficient financial resources and access to capital to finance their growth.

        The Portfolio will attempt to invest primarily in companies that offer proven products or services; have a historical record of above-average earnings growth; demonstrate the potential to sustain earnings growth; operate in industries experiencing increasing demands; or are believed to be undervalued in the market place.

        Mid-cap growth stocks entail greater risk and are usually more volatile than the shares of larger, more established companies. Since mid-cap companies usually reinvest a high portion of earnings in their own businesses, they tend to pay a lesser dividend than larger companies. Also, since investors buy mid-cap growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

        The Portfolio may invest in preferred equity, warrants and debt securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).

        The Portfolio may invest up to 25% (measured at the time of investment) in foreign securities. These include non-dollar denominated securities traded outside of the U.S. and dollar denominated securities of foreign issuers traded in the U.S. Such investments may enhance return, but also involve some special risks. See "Foreign Investment Risks" in this prospectus.

        The Portfolio may, for non-hedging purposes, invest 10% of its total assets in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures and options. For example, the principal amount, redemption or conversion terms of a security could be related to the market price of a commodity, currency, or securities index. Such securities may bear interest or pay dividends at low market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero. See also the Statement of Additional Information for more information about these types of transactions.

        The Portfolio may purchase "illiquid securities," that is, securities which are not readily marketable, which includes securities whose disposition is restricted by federal securities laws. See "Illiquid Securities" in this prospectus.

        The Portfolio may purchase and write call and put options and enter into certain futures contracts on securities and financial indices. Such transactions may be entered into for any number of reasons, including: to manage its exposure to changes in securities prices and foreign securities; as an efficient means of adjusting its overall exposure to certain markets; in an effort to enhance income; and to protect the value of portfolio securities. See the Statement of Additional Information for more detailed information about these investment practices.

        The Portfolio may engage in foreign currency exchange transactions to protect the value of specific positions or in anticipation of changes in relative values of currencies in which current or future holdings are denominated or quoted. See also "Foreign Currency Exchange Transactions" in this prospectus.

        The  Portfolio  may hold a certain  portion  of its  assets in U.S.  and
foreign-dollar   denominated  money  market  securities,   including  repurchase
agreements, high quality corporate bonds or notes and government securities.

        The portfolio turnover rate for the Portfolio in 1997 was in excess of 100%. High portfolio turnover rates generally result in higher transactions costs (which are borne directly by the Portfolio) and may result in greater tax liability.

THE PROFILE PORTFOLIOS

     The objective of the Maxim Profile Portfolios is to maximize total investment return subject to the investment restrictions and asset allocation policies described in this prospectus. Specifically,

        The investment objective of the Aggressive Profile Portfolio is to seek to achieve a high total return on investment through long-term capital appreciation primarily through investments in Underlying Portfolios with an emphasis on equity investments.

        The investment objective of the Moderately Aggressive Profile Portfolio is to seek to achieve a high total return on investment through long-term capital appreciation primarily through investments in Underlying Portfolios with an emphasis on equity investments, though income is a secondary consideration.

        The investment objective of the Moderate Profile Portfolio is to seek to achieve a high total return on investment through long-term capital appreciation primarily through investments in Underlying Portfolios with a relatively equal emphasis on equity and fixed income investments.

        The Moderately Conservative Profile Portfolio seeks to a achieve the highest possible total return consistent with reasonable risk through a combination of income and capital appreciation, through investments in Underlying Portfolios with a primary emphasis on fixed income investments, and, to a lesser degree in Portfolios with an emphasis on equity investments.

        The investment objective of the Conservative Profile Portfolio is to seek to achieve total return consistent with preservation of capital primarily through investments in Underlying Portfolios with an emphasis on fixed income investments.

        The  investment   objectives  are  summarized  below  in  a  chart  that
illustrates the degree to which each Profile Portfolio emphasizes income, growth of capital and risk of principal:

Portfolio                             Income                     Growth of Capital            Risk of Principal
Aggressive Profile                        Low                 High                 High
Moderately Aggressive Profile         Low                 High to Medium        High
Moderate Profile                      Medium              Medium to High        Medium
Moderately Conservative Profile       Medium to High             Low to Medium         Medium
Conservative Profile           High                Low                  Low

        There is no assurance that the Portfolios will achieve their stated objectives.

        Each Maxim  Profile  Portfolio  invests in a select group of  Underlying
Portfolios suited to the Maxim Profile Portfolio's particular investment objective. The allocation of assets among the Underlying Portfolios is determined by GW Capital Management. The Maxim Profile Portfolios are automatically rebalanced once per quarter to maintain the appropriate asset allocation as well as the appropriate selection of Underlying Portfolios. This rebalancing takes place on the 20th day of February, May, August and November, unless that day is not a business day in which case the Maxim Profile Portfolios will be rebalanced on the next business day after the 20th. Rebalancing involves selling shares of one Underlying Portfolio purchasing shares of another Underlying Portfolio. GW Capital Management may from time to time adjust the percentage of assets invested in any specific Underlying Portfolio. Such adjustments may be made to increase or decrease the Maxim Profile Portfolio's holdings of particular asset classes. The particular Underlying Portfolios in which each Maxim Profile Portfolio may invest and the asset allocation ranges may be changed from time to time by the Board of Directors without the approval of the Maxim Profile Portfolios' shareholders.

        Although the Maxim Profile Portfolios will generally be fully invested in the Underlying Portfolios, each Profile Portfolio may invest up to 100% of its assets in cash or in money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments or to protect the Portfolio in the event it is believed market or economic conditions warrant a defensive posture.

        Investors in the Maxim Profile Portfolios, in addition to bearing their proportionate share of the expenses of a Maxim Profile Portfolio (see "Management of the Fund" in this prospectus), will indirectly bear expenses of the Underlying Portfolios. Therefore, investors would realize lower aggregate charges and expenses by investing directly in the Underlying Portfolios rather than investing directly in the Maxim Profile Portfolios. An investor who chooses to invest directly in the Underlying Portfolios rather than purchasing the Maxim Profile Portfolios would, however, forego the asset allocation services provided by GW Capital Management in its management of the Maxim Profile Portfolios.

Asset Allocation Design

        Asset allocation is one of the most important investment decisions an investor makes. Selecting the appropriate mix of asset classes should be based on personal objectives, investment time horizons and risk tolerances. The Maxim Profile Portfolios provide different types of investors with a way to meet target asset allocations.

        In order to achieve their investment objectives, the Maxim Profile Portfolios maintain different allocations of equity and fixed income Underlying Portfolios reflecting varying degrees of potential investment risk and reward. These asset class allocations provide investors with five diversified, distinct options that meet a wide array of investor needs. The chart below illustrates the asset allocation ranges for each Maxim Profile Portfolio:

------ -------------------- ------------- ------------- ---------- ------------- ============
       Asset Class          Conservative  Moderately    Moderate   Moderately    Aggressive
                                          Conservative             Aggressive
       -------------------- ------------- ------------- ---------- ------------- ============
  E    International        0-10%         5-25%         5-25%      10-30%        15-35%

  Q
       -------------------- ------------- ------------- ---------- ------------- ============
  U    Small-Cap            0-10%         0-10%         0-20%      0-20%         10-30%

  I
       -------------------- ------------- ------------- ---------- ------------- ============
  T    MidCap               0-10%         0-20%         5-25%      10-30%        20-40%
       -------------------- ------------- ------------- ---------- ------------- ============
  Y    Large-Cap            15-35%        15-35%        20-40%     25-45%        15-35%
------
       -------------------- ------------- ------------- ---------- ------------- ============
  D    Bond                 30-50%        20-40%        5-25%      5-25%         0-10%

  E
       ==================== ============= ============= ========== ============= ============
  B    Short-Term Bond      25-45%        10-30%        5-25%      0-10%         0-10%

  T
====== ==================== ============= ============= ========== ============= ============

        The asset allocations are determined and the Underlying Portfolios are selected according to guidelines established by the Board of Directors according to fundamental and quantitative analysis of the expected long term return and risk characteristics for each Underlying Portfolio.


Risk Factors and Special Considerations of Profile Portfolios


        Like any investment program, an investment in one or more of the Maxim Profile Portfolios entails certain risks. The Portfolios are concentrated in the various series of Maxim Series Fund, so investors should be aware that each Profile Portfolio's performance is directly related to the investment performance of the Underlying Portfolios in which the Profile Portfolios invest and each Profile Portfolio's allocation among the Underlying Portfolios. First, changes in the net asset values of the Underlying Portfolios affect each Profile Portfolio's net asset value. Second, over the long-term, each Profile Portfolio's ability to meet its investment objective depends on the Underlying Portfolios meeting their investment objectives.

        The Maxim Profile Portfolios are "non-diversified" for purposes of the Investment Company Act of 1940 because they invest in securities of a limited number of Underlying Portfolios. However, the Underlying Portfolios themselves are diversified investment companies. The Maxim Profile Portfolios intend to qualify as diversified investment companies for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended.

        The different types of securities and investment techniques common to one or more of the Underlying Portfolios all have attendant risks of varying degrees. With respect to the Moderate Profile, Moderately Aggressive Profile and Aggressive Profile Portfolios, the primary risk is the same as for those related to equity securities, with a secondary risk being that associated with debt securities. For the Conservative Profile and Moderately Conservative Profile, the primary risk is the same as for those related to debt securities, with a secondary risk being that associated with equity securities.

Investment Restrictions

        In  addition  to  the  investment   objectives  of  each  Maxim  Profile
Portfolio, the Portfolios are subject to investment restrictions that are described under "Investment Limitations" in the SAI.


The Underlying Portfolios

        Following is a list of eligible Underlying Portfolios in which the Maxim Profile Portfolios may invest. A description of the investment objectives and practices for each of these Underlying Portfolios is contained in this Prospectus. There can be no assurance that the investment objectives of the Underlying Portfolios will be met. Additional information regarding the investment practices of the Underlying Portfolios may also be found in the SAI.




                                               Eligible Underlying Portfolios by Asset Class

Short-Term Bond                             Bond                                MidCap Equity
oShort-Term Maturity Bond Portfolio oBond Portfolio                             oMidCap Portfolio
                                    oCorporate Bond Portfolio                   oMidCap Growth Portfolio
                                    oU.S. Government Securities Portfolio

Large-Cap Equity                    Small-Cap Equity                            International Equity
oMaxim T. Rowe Equity/Income Portfolio      oMaxim INVESCO Small-Cap            oMaxim INVESCO
oStock Index Portfolio                          Growth Portfolio                    ADR Portfolio
oValue Index Portfolio                      oSmall-Cap Index Portfolio                 oInternational Equity
oGrowth Index Portfolio                     oSmall-Cap Value Portfolio              Portfolio



Index Portfolio Management

        All index styled portfolios may utilize futures as a substitute for a comparable market position in the underlying securities, or for hedging purposes. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. The intent is to purchase and sell futures contracts so as to obtain the best price with consideration also given to liquidity.

        Stock index futures contracts may be purchased or sold to the extent that such activities would be consistent with the requirements of Section 4.5 of the regulations under the Commodity Exchange Act, under which the portfolios would be excluded from the definition of a "commodity pool operator." Accordingly, each portfolio may enter into futures positions in such futures contracts to the extent that the aggregate initial margins and premiums required to establish such positions do not exceed 5% of the liquidation value of the respective portfolio.

        Risks associated with the use of futures contracts are: (i) imperfect correlation between the change in value of securities included on the index and the prices of futures contracts; and (ii) possible lack of a liquid secondary market for a futures position when desired. The risk that a portfolio will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the trader (i.e., the Portfolio).

        Traditional methods of securities analysis are not used by the Investment Adviser in making investment decisions for index styled portfolios. Rather a statistical selection technique is utilized to determine which securities it will purchase or sell in order to track the performance of the relevant index(es) to the extent feasible. In addition, from time to time, adjustments may be made in a portfolio's holdings due to change in the composition of the relevant index(es). Each index styled portfolio will attempt to achieve a correlation between its performance and that of the relevant index(es) of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when a portfolio's net asset value, including the value of its dividends and capital gains distributions, increases or decreases, is in exact proportion to change in the relevant index(es). The Investment Adviser will attempt to minimize any "tracing error" (that statistical measure of the difference between the investment results of a portfolio and that of the relevant index(es)) in making investments for a portfolio. However, brokerage and other transaction costs, as well as potential tracking errors, will tend to cause a portfolio's return to be lower than the return of the relevant index(es). There can be no assurance, however, as to how closely a portfolio's performance will correspond to the performance of the relevant index(es). Moreover, the index itself may not perform favorably in which case a Portfolio's performance would similarly be unfavorable.

Foreign Investment Risks

        Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers. Since foreign securities involve foreign currencies, the value of the assets of a Portfolio and its net investment income available for distribution may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Investment will not be made in securities denominated in a foreign currency that is not fully exchangeable into U.S. dollars without legal restriction at the time of investment.

        There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers generally are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

        A Portfolio's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

        In determining whether to invest in securities of foreign issuers, the likely impact of foreign taxes on the net yield available may be considered. Income received from sources within foreign countries and the U.S. may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. While attempts will be made to minimize such taxes by timing of transactions and other strategies, there is no assurance that such efforts will be successful. Any such taxes paid will reduce net income available for distribution.

        Most foreign securities in a Portfolio (other than ADRs) will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to a Portfolio in foreign currencies. With respect to all Portfolios, the value of foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a Portfolio's investments (even if the price of the investments is unchanged) and changes in the dollar value of a Portfolio's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a Portfolio's assets and on the net investment income available for distribution may be favorable or unfavorable.

        For Portfolios other than the Maxim INVESCO ADR Portfolio, a Portfolio may incur costs in connection with conversions between various currencies. In addition, a Portfolio may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a Portfolio declares and pays a dividend, or between the time when a Portfolio accrues and pays an operating expense in U.S. dollars.

        The Maxim INVESCO ADR Portfolio may invest in ADRs. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs. ADRs are subject to certain of the same risks as direct investments in foreign securities, including the risk that changes in the value of the currency in which the security underlying an ADR is denominated relative to the U.S. dollar may adversely affect the value of the ADR.

Foreign Currency Exchange Transactions

        Portfolios which engage in foreign currency exchange transactions do so in an attempt to protect against uncertainty in the level of future exchange rates. Some Portfolios may engage in foreign currency exchange transactions in connection with the purchase and sale of securities ("transaction hedging") and to protect against changes in the value of specific positions ("position hedging.")

        A Portfolio may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which the Portfolio contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. A Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in securities denominated in that foreign currency.

        If conditions warrant, a Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

        For transaction hedging purposes a Portfolio may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

        A Portfolio may engage in position hedging to protect against the decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated, quoted or exposed (or an increase in the value of the currency in which the securities the Portfolio intends to buy are denominated, when the Portfolio holds cash or short-term investments). For position hedging purposes, a Portfolio may purchase or sell foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, the Portfolio also may purchase or sell foreign currency on a spot basis.

        A Portfolio's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. A Portfolio could hedge a foreign currency with forward contracts on another
("proxy") currency of which changes in value generally correlate with the currency to be hedged. Such "cross hedging" activities may be engaged in when it is believed that such transactions provide significant hedging opportunities. Cross hedging transactions involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

        Hedging transactions involve costs and may result in losses. A Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when it is believed the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. There is no assurance that appropriate foreign currency exchange transactions will be available with respect to all currencies in which investments may be denominated. Hedging transactions also may be limited by tax considerations. Hedging transactions may affect the character or amount of distributions.

Illiquid Securities

        Each Portfolio, other than the Money Market Portfolio, may invest up to 15% of its total assets in "illiquid securities" (taken as of the time of acquisition of an illiquid security). The Money Market Portfolio may invest up to 10% of its total assets in illiquid securities. Illiquid securities are securities that may not be sold in the ordinary course of business within seven days at approximately the price used in determining the net asset value of the Portfolio. This restriction applies to securities for which a ready market does not exist, such as restricted securities, but does not necessarily encompass all restricted securities. Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the Securities Act of 1933 which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, the Portfolios may make such investments. Whether or not such securities are "illiquid" depends on the market that exists for the particular security.

        The staff of the Securities and Exchange Commission has taken the position that the liquidity of Rule 144A securities is a question of fact for a board of directors to determine, such determination is to be based on a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that while the board retains ultimate responsibility, it may delegate this function to an investment adviser. The Board of Directors of the Fund has delegated this responsibility to the Investment Adviser, and with respect to those Portfolios having a sub-adviser, the sub-adviser is responsible for determining the liquidity of Rule 144A securities.

        It is not possible to predict with assurance exactly how the market for Rule 144A securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on a Portfolio's liquidity.


Equity Securities Risk

        Investments in equity securities are subject to "stock market risk" - the possibility that stock prices in general will decline over short or extended periods and that investors may suffer loss of principal. Stock markets tend to be cyclical with periods when stock prices generally rise or fall. Since economic growth has been punctuated by declines, share prices of even the best-managed most profitable companies are subject to market risk. Swings in investor psychology and significant trading by large institutions can result in price declines. For this reason, equity investors should have a long-term investment horizon and be willing to wait out their markets.


Debt Securities

        Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. This sensitivity to interest rates is also referred to as "market risk."

        Debt obligations are rated based on their estimated credit risk by independent services such as S&P and Moody's. "Credit risk" relates to the issuer's ability to make payments of principal and interest when due.

        The lower a bond's quality, the more it is subject to credit risk and market risk and the more speculative it becomes. Investment grade securities are those rated AAA, AA, A or BBB by S&P or Aaa, Aa, A or Baa by Moody's or, if unrated, are judged to be of comparable quality to securities so rated. Debt securities rated BBB by S&P or Baa by Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories.

        Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value.

        Debt securities include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities;
(2) debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed securities and mortgage-related securities, including collateralized mortgage obligations ("CMOs"); and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other non-U.S.
issuers.

                                    MANAGEMENT OF THE FUND

        Overall responsibility for management and supervision of the Fund rests with the Fund's directors. There currently are five directors, three of whom are not "interested persons" of the Fund within the meaning of that term under the Investment Company Act of 1940. The Board meets regularly four times each year and at other times as necessary. By virtue of the functions performed by GW Capital Management as Investment Adviser, the Fund requires no employees other than its executive officers, none of whom devotes full time to the affairs of the Fund. These officers are employees of GW Capital Management and receive compensation from it. The Statement of Additional Information contains the names of, and general background information regarding, each Director and executive officer of the Fund.

Investment Adviser

        GW  Capital  Management,  located  at 8515 E.  Orchard  Rd.,  Englewood,
Colorado 80111, serves as the Fund's "Investment Adviser." Through Power Corporation of Canada, a holding and management company, the Investment Adviser is controlled by a Canadian investor, Paul Desmarais, and his associates. The Investment Adviser presently acts as the investment adviser for Great-West Variable Annuity Account A, a separate account of GWL&A registered as a management investment company, and certain non-registered, qualified corporate pension plan separate accounts of GWL&A. GW Capital Management is a registered investment adviser with the Securities and Exchange Commission.


        Subject to the supervision and direction of the Fund's Board of Directors, the Investment Adviser manages the Fund's portfolios in accordance with each Portfolio's stated investment objectives and policies, makes investment decisions for the Portfolios and places orders to buy and sell securities on behalf of the Fund or delegates these functions to a sub-adviser, as discussed below. The Investment Adviser provides investment advisory services and pays all the expenses, except extraordinary expenses, incurred for providing such services for the Portfolios described herein. As compensation for its services to the Fund, the Investment Adviser receives monthly compensation at the annual rate 0.25% of the average daily net assets of the Aggressive Profile, Moderately Aggressive Profile, Moderate Profile, Moderately Conservative Profile and Conservative Profile Portfolios; 0.46% of the average daily net assets of the Money Market Portfolio; 0.60% of the average daily net assets of the Bond, Stock Index, U.S. Government Securities, Small-Cap Index, Growth Index, Value Index and Short-Term Maturity Bond Portfolios; 0.80% of the average daily net assets of the Maxim T. Rowe Price Equity/Income Portfolio; 0.90% of the average daily net assets of the Corporate Bond Portfolio; 0.95% of the average daily net assets of the MidCap and Maxim INVESCO Small-Cap Growth Portfolios; and 1.00% of the average daily net assets of the Small-Cap Value, International Equity, Maxim INVESCO ADR, Maxim INVESCO Balanced, Small-Cap Aggressive Growth, Blue Chip and MidCap Growth Portfolios.

        With respect to the MidCap, International Equity, Small-Cap Value, Maxim
T. Rowe Price Equity/Income, Maxim INVESCO Small-Cap Growth, Maxim INVESCO ADR, MidCap Growth, Blue Chip and Small-Cap Aggressive Growth Portfolios, the Investment Adviser pays all compensation of, and furnishes office space for, officers and employees of the Investment Adviser connected with investment management of these Portfolios, as well as the fees of all directors of the Fund who are affiliated persons of the Investment Adviser or any of its subsidiaries. All other expenses incurred in the operation of these Portfolios, including general administrative expenses, are borne by these Portfolios, respectively. Accounting services are provided for these Portfolios by the Investment Adviser and these Portfolios reimburse the Adviser for its costs in connection with such services. However, the Adviser has agreed to pay any expenses of the Fund which exceed an annual rate of 0.95% of the average daily net assets of the Maxim T. Rowe Price Equity/Income Portfolio; 1.05% of the average daily net asset of the MidCap Growth Portfolio; 1.10% of the average daily net assets of the MidCap and Maxim INVESCO Small-Cap Growth Portfolios; 1.15% of the average daily net assets of the Blue Chip Portfolio; 1.30% of the average daily net assets of the Maxim INVESCO ADR and Small-Cap Aggressive Growth Portfolios; 1.35% of the average daily net assets of the Small-Cap Value Portfolio; and, 1.50% of the average daily net assets of the International Equity Portfolio.

        The services provided to the Fund by the Investment Adviser depend on the smooth functioning of its computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Adviser has been actively working on necessary changes to its computer systems to deal with the year 2000 and expects that its systems will be adapted in time for that event.


     The day-to-day lead portfolio manager for the Bond Portfolio is B.G. Masters. Mr. Masters is Manager, Public Bond Investments, Great-West, 1993 to Present; Manager, Bond, Investment Grade Corporate Bond and Short-Term Maturity Bond Portfolios of Maxim Series Fund, June 1994 to Present. He was Assistant Manager, Public Bond Investments, Great-West, 1987 to 1993.

     The day-to-day lead portfolio manager for the U.S. Government Securities Portfolio is C.S. Tocher. Ms. Tocher is Manager, Public Bond Investments, Securities Great-West, 1993 to Present; Manager, U.S. Government Securities and U.S. Government Mortgage Securities Portfolio of Maxim Series Fund; June 1994 to Present. She was Associate Manager, Public Bond Investments, Great-West, 1990 to 1993; Manager, Bond, Investment Grade Corporate Bond and Zero Coupon Treasury Portfolios of Maxim Series Fund, 1990 to June 1994.

Sub-Advisers

        Janus Capital Corporation ("Janus") serves as the Sub-Adviser to the MidCap Portfolio. As such, Janus is responsible for daily managing the investment and reinvestment of assets of the MidCap Portfolio, subject generally to review and supervision of the Investment Adviser and the Board of Directors. Janus bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the MidCap Portfolio.

        Janus is a Colorado corporation, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 100 Fillmore Street, Denver, Colorado 80206.

     The day-to-day manager of the MidCap Portfolio is James P. Goff, Portfolio Manager for the Janus Enterprise Fund. Mr. Goff joined Janus in 1988 and has managed the Janus Enterprise Fund since its inception in September 1992.

        The Investment Adviser is responsible for compensating Janus, which receives monthly compensation from the Investment Adviser at the annual rate of
 .60% on the first $100 million; .55% on next $400 million; and .45% on all assets over $500 million.

        Templeton Investment Counsel, Inc. ("TICI") serves as the Sub-Adviser of the International Equity Portfolio. As such, TICI is responsible for daily managing the investment and reinvestment of assets of the International Equity Portfolio, subject generally to review and supervision of the Investment Adviser and the Board of Directors.

        TICI bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the International Equity Portfolio.

        The day-to-day manager of the International Equity Portfolio is Mark Beveridge, Senior Vice President, TICI (since 1985).

        TICI is an indirect subsidiary of Templeton Worldwide, Inc., which in turn is a direct, wholly-owned subsidiary of Franklin Resources, Inc. TICI is a Florida corporation with its principal business address at Broward Financial Centre, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394.

        The Investment Adviser is responsible for compensating TICI, which receives monthly compensation from the Investment Adviser at the annual rate of
 .70% on the first $25 million, .55% on the next $25 million, .50% on the next $50 million, and .40% on all amounts over $100 million.


        T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as the sub-adviser to the Maxim T. Rowe Price Equity/Income Portfolio and MidCap Growth Portfolio. As such, T. Rowe Price is responsible for daily managing the investment and reinvestment of assets of the Portfolio, subject generally to review and supervision of the Investment Adviser and the Board of Directors. T. Rowe Price bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with the investment and economic research, trading and investment management of the Maxim T. Rowe Price Equity/Income Portfolio and MidCap Growth Portfolio.


        T. Rowe Price is a Maryland corporation, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 100 East Pratt Street, Baltimore, Maryland 21202.


     The Maxim T. Rowe Price Equity/Income Portfolio is managed by an Investment Advisory Committee composed of the following members: Brian C. Rogers, Chairman, Stephen W. Boesel, Thomas H. Broadus, Jr., Richard P. Howard and William J. Stromberg. The committee chairman has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio's investment program. Mr. Rogers has been chairman of the committee since 1993. He joined T. Rowe Price in 1982 and has been managing investments since 1983.

     The Maxim MidCap Growth Portfolio is managed by an investment advisory committee comprised of the following members: Brian W. Berghuis, Chairman, Marc
L. Baylin, James A. Kennedy, and John F. Wakeman. The committee chairman has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio's investment program. This investment committee also serves as the investment committee for the T. Rowe Price Mid-Cap Growth Portfolio. Mr. Berghuis has been Chairman of the T. Rowe Price Mid-Cap Growth Fund since 1992. He has been managing investments since joining T. Rowe Price in 1985.

     The Investment Adviser is responsible for compensating T. Rowe Price, which receives monthly compensation from the Investment Adviser for the T. Rowe Price Equity/Income Portfolio at the annual rate of .50% on the first $20 million,
 .40% on the next $30 million and for the MidCap Growth Portfolio at the annual rate of .50% on all assets of the Maxim MidCap Growth Portfolio.

        Institutional Trust Company ("ITC") serves as the sub-adviser to the Maxim INVESCO Small-Cap Growth Portfolio, Maxim INVESCO Balanced Portfolio and Maxim INVESCO ADR Portfolio. As such, ITC is responsible for daily managing the investment and reinvestment of assets of the Maxim INVESCO Small Cap Growth, Maxim INVESCO Balanced and Maxim INVESCO ADR Portfolios, subject generally to review and supervision of the Investment Adviser and the Board of Directors. ITC bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolios.

        ITC is a Colorado Trust Company and an indirect wholly-owned subsidiary of AMVESCAP PLC. ITC is registered as an Investment Adviser with the Securities and Exchange Commission. Its principal business address is 7800 E. Union Avenue, Denver, Colorado, 80237.


        The day-to-day management of the Maxim INVESCO Small-Cap Growth Portfolio is provided by a team of individuals, led by Timothy J. Miller (since
1997). Mr. Miller also serves as the co-portfolio manager of the INVESCO Small Company Growth Fund (since 1997); co-portfolio manager of the INVESCO Growth Fund (since 1996); portfolio manager of the INVESCO Dynamics Fund (since 1993); senior vice president (1995 to present), vice president (1993-1995) and portfolio manager (1992 to present) of ITC. Formerly (1979 to 1992), Mr. Miller was analyst and portfolio manager with Mississippi Valley Advisors. Trent E. May is a co-portfolio manager of the Maxim INVESCO Small-Cap Growth Portfolio and INVESCO Small Company Growth Fund (since 1997); co-portfolio manager of the INVESCO Growth Fund (since 1996); portfolio manager (since 1996) of ITC. Formerly, Mr. May was senior equity fund manager/equity analyst at Munder Capital Management in Detroit. Stacie Cowell is a co-portfolio manager of the Maxim INVESCO Small-Cap Growth Portfolio and INVESCO Small Company Growth Fund (since 1997); portfolio manager (since 1996) of ITC. Formerly, Ms. Cowell was senior equity analyst with Founders Asset Management; and was capital markets and trading analyst with Chase Manhattan Bank in New York.

        The Investment Adviser is responsible for compensating ITC, which receives monthly compensation from the Investment Adviser at the annual rate of
 .55% on the first $25 million, .50% on the next $50 million, .40% on the next $25 million and .35% on assets over $100 million of the Maxim INVESCO Small-Cap Growth Portfolio.


     Donovan J. (Jerry) Paul, Charles P. Mayer and Albert M. Grossi are co-portfolio managers for the Maxim INVESCO Balanced Portfolio. Mr. Mayer is primarily responsible for the day-to-day management of the Portfolio's equity holdings. He is also the co-portfolio manager for the INVESCO Balanced Fund, since 1996. Mr. Mayer is also co-portfolio manager of the INVESCO Industrial Income Fund, Inc. and INVESCO VIF-Industrial Income Fund. Mr. Mayer began his investment career in 1969 and is now senior vice president and director of ITC and a director of INVESCO Funds Group, Inc.; from 1993 to 1994, he was a vice president of ITC. From 1984 to 1993, he was a portfolio manager with Westinghouse Pension. Mr. Paul focuses on the fixed income investments for the Portfolio. Since 1994, he has also served as co-portfolio manager for the INVESCO Balanced Portfolio; portfolio manager of INVESCO Select Income Fund, INVESCO High Yield Fund, and INVESCO VIF-High Yield Portfolio; co-portfolio manager of INVESCO Industrial Income Fund and INVESCO VIF-Industrial Income Fund; portfolio manager and senior vice president of ITC. Formerly, Mr. Paul was Senior Vice President and Director of Fixed-Income Research (1989 to 1992) and portfolio manager (1987 to 1992) with Stein, Roe and Farnham Inc., and President (1993 to 1994) of Quixote Investment Management, Inc. Mr. Grossi has served as co-portfolio manager of the INVESCO Balanced Fund since 1996. He is also the portfolio manager of INVESCO Worldwide Capital Goods Fund. Mr. Grossi began his investment career in 1944 and is now a vice president of ITC. Formerly, Mr. Grossi was a portfolio manager for Westinghouse Pension Investments Corporation.


        The Investment Adviser is responsible for compensating ITC, which receives monthly compensation from the Investment Adviser at the annual rate of
 .50% of the average daily net assets of the Portfolio up to $25 million, .45% on the next $50 million, .40% on the next $25 million and .35% of such value in excess of $100 million of the Maxim INVESCO Balanced Portfolio.

     The day-to-day manager of the Maxim INVESCO ADR Portfolio is W. Lindsay Davidson, who also serves as portfolio manager for the INVESCO ADR International Equity Management Fund. Mr. Davidson has been with INVESCO PLC since 1984 and in 1989 he assumed responsibility for global and international portfolios. Mr. Davidson began his investment career in 1974 and previously worked for both insurance and reinsurance companies in England. He holds an M.A. (Honours) degree in Economics from Edinburgh University.

        The Investment Adviser is responsible for compensating ITC, which receives monthly compensation from the Investment Adviser at the annual rate of
 .55% on the first $50 million, .50% on the next $50 million, and .40% on assets over $100 million of the Maxim INVESCO ADR Portfolio.

        Ariel Capital Management, Inc. (Ariel) is a privately held minority-owned money manager registered with the Securities and Exchange Commission as an investment adviser. It is an Illinois corporation with its principal business address at 307 North Michigan Avenue, Chicago, Illinois 60601. Subject generally to review and supervision by the Investment Adviser and the Board of Directors of the Fund, Ariel is responsible for the actual daily management of the Small-Cap Value Portfolio and for making decisions to buy, sell or hold any particular security.

        Ariel bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Small-Cap Value Portfolio.

     The day-to-day manager for the Small-Cap Value Portfolio is John W. Rogers, Jr. Mr. Rogers' business experience during the past five years is as Chief Investment Officer, Ariel Capital Management and Portfolio Manager, Calvert-Ariel Growth Fund.

        The Investment Adviser is responsible for compensating Ariel, which receives monthly compensation from the Investment Adviser at the annual rate of
 .40% of the average daily net asset value of the Small-Cap Value Portfolio up to $5 million, .35% on the next $10 million, .30% on the next $10 million, and .25% of such value in excess of $25 million.

        Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the sub-adviser of the Corporate Bond Portfolio. As such, Loomis Sayles is responsible for daily managing the investment and reinvestment of assets of the Portfolios, subject generally to review and supervision of the Investment Adviser and the Board of Directors. Loomis Sayles bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with the investment and economic research, trading and investment management of the Portfolio.

        Loomis Sayles is a Delaware limited partnership, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is One Financial Center, Boston, Massachusetts 02111.

        The day-to-day manager of the Corporate Bond Portfolio is Daniel J. Fuss, Executive Vice President of Loomis Sayles who also serves as the fund manager of the Loomis Sayles Bond Fund. Mr. Fuss has served as the portfolio manager of the Loomis Sayles Bond Fund since its inception in 1991.


     Jeffrey C. Petherick, Vice President of Loomis Sayles, and Mary Champagne, Vice President of Loomis Sayles, have day-to-day management responsibility for the Small-Cap Aggressive Growth Portfolio. Mr. Petherick has co-managed the Portfolio since the Portfolio's inception. Mr. Petherick joined Loomis Sayles in 1990. Ms. Champagne has co-managed the Portfolio since July 1995. Prior to joining Loomis Sayles in 1993, Ms. Champagne served as a portfolio manager at NBD Bank for 10 years.

        The Investment Adviser is responsible for compensating Loomis Sayles, which receives monthly compensation from the Investment Adviser for the Corporate Bond Portfolio at the annual rate of .30% on all assets of the Corporate Bond Portfolio and for the Small-Cap Aggressive Growth Portfolio at the annual rate of .50% on the first $10 million, .45% on the next $15 million,
 .40% on the next $75 million and .30% on all amounts over $100 million of the Small-Cap Aggressive Growth Portfolio.


        The Board of Directors has authorized each sub-adviser to utilize certain brokers affiliated with the sub-advisers, respectively, in connection with the execution of transactions in the Portfolios for which the sub-adviser provides sub-advisory services.


        Founders Asset Management, LLC ("Founders") serves as the sub-adviser to the Maxim Blue Chip Portfolio. As such, Founders is responsible for daily management of the investment and reinvestment of assets of the Maxim Blue Chip Portfolio, subject generally to review and supervision of the Investment Adviser and the Board of Directors. Founders bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management for the Maxim Blue Chip Portfolio.

        Founders is a Delaware limited liability company, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 2930 East Third Avenue, Denver, Colorado 80206.

     The day-to-day manager of the Maxim Blue Chip Portfolio is Brian F. Kelly. Mr. Kelly also serves as the lead portfolio manager for the Founders Blue Chip and Balanced Funds. Mr. Kelly joined Founders in 1996. Prior to joining Founders, Mr. Kelly served as a portfolio manager (1993 - 1996) for ITC, and as a senior equity investment analyst for Sears Investment Management Company (1986
- 1993).

        The Investment Adviser is responsible for compensating Founders, which receives monthly compensation from the Investment Adviser at the annual rate of
 .425% on the first $250 million, .35% on the next $250 million, .325% on the next $250 million and .30% on all amounts over $750 million.


                              DIVIDENDS, DISTRIBUTIONS AND TAXES


        Dividends from investment income of the Money Market Portfolio shall be declared daily and reinvested monthly in additional shares of the Portfolio at net asset value. Dividends from net investment income of the Bond, U.S. Government Securities and Short-Term Maturity Bond Portfolios shall be declared and reinvested quarterly. Dividends from investment income, if any, of the Stock Index, Small-Cap Index, Small-Cap Value, MidCap, Maxim T. Rowe Price Equity/Income, Maxim INVESCO Balanced, Maxim INVESCO Small-Cap Growth, Value Index, Growth Index, MidCap Growth, Blue Chip, Aggressive Profile, Moderately Aggressive Profile, Moderate Profile, Moderately Conservative Profile and Conservative Profile Portfolios will be declared and reinvested semi-annually. Dividends from net investment income of the International Equity, Maxim INVESCO ADR and Small-Cap Aggressive Growth Portfolios shall be declared and reinvested annually. Distributions of net realized capital gains, if any, are declared in the fiscal year in which they have been earned and are reinvested in additional shares of the Fund at net asset value.


        The Fund has qualified, and intends to continue to qualify, as a registered investment company under Subchapter M of the Internal Revenue Code ("Code"). Each Portfolio of the Fund will be treated as a separate corporation for federal income tax purposes. The Fund intends to distribute all of its net income so as to avoid any Fund-level tax. Therefore, dividends derived from interest and distributions of any realized capital gains will be taxable, under Subchapter M, to the Fund's shareholders, which in this case are the Series Accounts of GWL&A and MetLife. The Fund also intends to distribute sufficient income to avoid the imposition of the Code Section 4982 excise tax.

        For a discussion of the taxation of GWL&A/MetLife and the Series Accounts, see "Federal Tax Considerations" included in the applicable Series Account prospectus.

                               PURCHASE AND REDEMPTION OF SHARES

        Shares of the Fund are sold and redeemed at their net asset value next determined after initial receipt of a purchase order or notice of redemption without the imposition of any sales commission or redemption charge. However, certain deferred sales and other charges may apply to the variable contracts. Such charges are described in the applicable Series Account prospectus.

                                      VALUATION OF SHARES

        A portfolio's net asset value per share is determined as of 4:00 p.m., EST/EDT once daily Monday through Friday, except on holidays on which the New York Stock Exchange is closed.

        Net asset value of a portfolio share is computed by dividing the value of the net assets of the portfolio by the total number of portfolio shares outstanding. Portfolio securities that are listed on an established securities exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked price. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by a pricing service that may be retained by the Fund.

        Market quotations of foreign securities in foreign currency are translated to U.S. dollars at the prevailing rate of exchange. Securities for which market quotations are not readily available, and other assets, are valued at fair value as determined in good faith by the Board of Directors. Such a determination may take into account, for example, quotations by dealers or issuers for securities of similar type, quality, and maturity, or valuations furnished by a pricing service retained by the Fund.

        Money market securities held by the Fund with 60 days or less remaining to maturity are valued on an amortized cost basis, which involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security.

                                    THE FUND AND ITS SHARES

        The Fund was incorporated under the laws of the State of Maryland on December 7, 1981 and is registered with the Securities and Exchange Commission as an open-end, management investment company. The Fund commenced operations on February 25, 1982.

        The Fund offers a separate class of common stock for each portfolio. All shares will have equal voting rights, except that only shares of a respective portfolio will be entitled to vote on matters concerning only that portfolio. Each issued and outstanding share of a portfolio is entitled to one vote and to participate equally in dividends and distributions declared by that portfolio and, upon liquidation or dissolution, to participate equally in the net assets of such portfolio remaining after satisfaction of outstanding liabilities. The shares of each portfolio, when issued, will be fully paid and non-assessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so and, in such event, holders of the remaining shares would not be able to elect any directors.

        The Series Accounts, as part of GWL&A or of MetLife, and The Great-West Life Assurance Company, which provided the Fund's initial capitalization, will be holders of the shares and be entitled to exercise the rights directly as described in the applicable Series Account prospectus.

        The Fund offers its shares to the Series Accounts. For various reasons, it may become disadvantageous for one or more of the Series Accounts to continue to invest in Fund shares. In such an event, one or more Series Accounts may redeem its Fund shares. For further information, see the Statement of Additional Information.

PERFORMANCE RELATED INFORMATION

        The  Fund  may  advertise  certain  performance   related   information.
Performance information about the Fund is based on the Fund's past performance only and is no indication of future performance.

        The Fund may include total return in advertisements or other sales materials regarding the Portfolios. When the Fund advertises the total return of one of these portfolios, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the portfolio at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

        Some of the Portfolios also may advertise their yield in addition to total return. This yield will be computed by dividing the net investment income per share earned during a recent one-month period by the net asset value of a Fund share (reduced by any dividend expected to be paid shortly out of Fund income) on the last day of the period.

        The Money Market Portfolio may advertise its yield and effective yield. The yield of the Money Market Portfolio is based upon the income earned by the Portfolio over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested in portfolio shares and thus compounded in the course of a 52-week period.

YIELDS


Yield (and effective yield, in the case of the Money Market Portfolio) will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, securities of other investment companies or other investments which are insured and/or pay a fixed yield for a stated period of time. In addition, the yield and effective yield information may be of limited use for comparative purposes because it does not reflect charges imposed at the Series Account level which, if included, would decrease the yield. Moreover, the yields shown reflect past performance of the Portfolios only and, as such, are not intended to indicate, predict or guarantee future performance. For information on the method used to calculate the yields shown below, see the Statement of Additional Information.



                                                   Yield**                      Effective Yield**


MONEY MARKET PORTFOLIO                              5.27%                 5.41%
Comparison Information (1)
BOND PORTFOLIO                               7.16%
STOCK INDEX PORTFOLIO                        1.15%
U.S. GOVERNMENT SECURITIES PORTFOLIO                8.32%
SMALL-CAP INDEX PORTFOLIO                    0.48%
INTERNATIONAL EQUITY PORTFOLIO                      0.74%
MIDCAP PORTFOLIO                                   -0.60%

MAXIM T. ROWE PRICE

   EQUITY/INCOME PORTFOLIO                          2.50%
MAXIM INVESCO SMALL-CAP
 0.24%TH PORTFOLIO
MAXIM INVESCO ADR PORTFOLIO                  0.79%
SMALL-CAP VALUE PORTFOLIO                    2.06%
CORPORATE BOND PORTFOLIO                     6.51%
MAXIM INVESCO BALANCED PORTFOLIO             2.62%
SHORT-TERM MATURITY BOND PORTFOLIO           5.39%
VALUE INDEX                                         1.53%
GROWTH INDEX                                 1.01%
SMALL-CAP AGGRESSIVE GROWTH PORTFOLIO        1.67%
BLUE CHIP PORTFOLIO                                 1.70%
MIDCAP GROWTH PORTFOLIO                            -0.27%

**Yield and effective yield for the Money Market Portfolio is for the 7-day period ended December 31,1997. Yield for the other Portfolios is for the month ended December 31,1997. All the yield and effective yield calculations above take into account charges against the Portfolio. All yield and effective yield information is annualized. (1) The Donoghue MONEY FUND AVERAGE lists 772 taxable money funds that are available to individual investors.


TOTAL RETURNS


        All total return calculations assume the full redemption of the Portfolio at the end of the period for which the calculation was made. These returns also reflect annual returns over the period indicated. For information on the method used to calculate the returns show below, see the Statement of Additional Information. The performance shown reflects only past performance of the Portfolios and is not intended to be an indication, prediction or guarantee of future performance. Total return information, however, may be of limited use for comparative purposes because it does not reflect charges imposed at the Series Account level which, if included, would decrease the total return.


                                    One            Five          Ten            Since
                                    Year           Year          Year           Inception+++


7.07%PORTFOLIO 6.39%         7.92%
STOCK INDEX PORTFOLIO+              32.20%         19.15%        15.53%
U.S. GOVERNMENT
 SECURITIES PORTFOLIO++             8.51%          6.74%         8.62%
SMALL-CAP INDEX PORTFOLIO    21.00%         N/A           N/A           13.86%
INTERNATIONAL EQUITY
 PORTFOLIO                          1.99%          N/A           N/A            9.07%
MIDCAP PORTFOLIO                    12.95%         N/A           N/A            13.82%
MAXIM T. ROWE PRICE
 EQUITY/INCOME PORTFOLIO            28.82%         N/A           N/A            24.95%
MAXIM INVESCO SMALL-
 CAP GROWTH PORTFOLIO        18.70%         N/A           N/A           24.45%
MAXIM INVESCO
  ADR PORTFOLIO                     12.08%         N/A           N/A            14.85%
SMALL-CAP VALUE PORTFOLIO    27.86%         N/A           N/A           14.71%
CORPORATE BOND PORTFOLIO     12.70%         N/A           N/A           15.90%
MAXIM INVESCO
  BALANCED PORTFOLIO         26.10%         N/A           N/A           24.79%
SHORT-TERM MATURITY
  BOND PORTFOLIO                    6.14%          N/A           N/A            5.76%
VALUE INDEX PORTFOLIO        34.08%         N/A           N/A           21.11%
GROWTH INDEX PORTFOLIO              29.26%         N/A           N/A            21.22%
SMALL-CAP AGGRESSIVE
  GROWTH PORTFOLIO                  24.50%         N/A           N/A            25.50%
BLUE CHIP PORTFOLIO                 N/A            N/A           N/A            6.43%
MIDCAP GROWTH PORTFOLIO             N/A            N/A           N/A            22.90%
AGGRESSIVE PROFILE
  PORTFOLIO                         N/A            N/A           N/A            10.25%
MODERATELY AGRESSIVE
 PROFILE  PORTFOLIO                 N/A            N/A           N/A            11.38%
MODERATE  PROFILE
  PORTFOLIO                         N/A            N/A           N/A            8.02%
MODERATELY CONSERVATIVE
 PROFILE  PORTFOLIO                 N/A            N/A           N/A            7.03%
CONSERVATIVE  PROFILE
  PORTFOLIO                         N/A            N/A           N/A            11.18%

+From September 24, 1984, until December 1, 1992, the Stock Index Portfolio was named the Growth Portfolio and prior to September 24, 1984, was named the Income/Equity Portfolio. During these periods, the Portfolio's investment policies differed from the Stock Index Portfolio's current policies. ++From July 29, 1987, until May 1, 1990, the U.S. Government Securities Portfolio's name was the Government and High Quality Securities Portfolio and from April 8, 1985, until July 29, 1987, the Portfolio's name was the Government Guaranteed Portfolio. During these periods the Portfolio's investment policies differed from the U.S. Government Securities Portfolio's current policies. +++ The Small-Cap Index, Small-Cap Value, International Equity, Value Index and Growth Index Portfolios were established effective December 1, 1993. The MidCap Portfolio was established effective January 3, 1994. The Maxim INVESCO Small-Cap Growth, Corporate Bond, Maxim INVESCO ADR, Maxim T. Rowe Price Equity/Income and Small-Cap Aggressive Growth Portfolios were established November 1, 1994. The Short-Term Maturity Bond Portfolio was established effective August 1, 1995. The Maxim INVESCO Balanced Portfolio was established effective October 1, 1996. The Blue Chip and MidCap Growth Portfolios were established effective July 1, 1997. The Aggressive Profile, Moderately Aggressive Profile, Moderate Profile, Moderately Conservative Profile and Conservative Profile Portfolios were established effective September 9, 1997.




                                      GENERAL INFORMATION

Reports to Shareholders

        The fiscal year of the Fund ends on December 31 of each year. The Fund will send to its shareholders, at least semiannually, reports showing performance of the Fund's portfolios and other information. An annual report, containing financial statements, audited by independent certified public accountants, will be sent to shareholders each year.

Custodian

        Bank of New York, New York City ("BONY"), acts as custodian of the Fund's assets. BONY has custody of the Fund's assets held within and outside the United States. BONY holds the Fund's assets in safekeeping and collects and remits the income thereon subject to the instructions of the Fund.

Independent Auditors

        Deloitte & Touche LLP, has been selected as the independent  auditors of
the  Fund.  The  selection  of   independent   auditors  is  subject  to  annual
ratification by the Fund's shareholders.

Legal Counsel


        Jorden Burt Boros Cicchetti Berenson & Johnson, LLP is counsel for the Fund.


Additional Information

        The telephone number or the address of the Fund appearing on the front page of this prospectus should be used for requests for additional information.

                                              66
66

                                    [Qualified Prospectus]

                                    MAXIM SERIES FUND, INC.
                        8515 E. Orchard Rd., Englewood, Colorado 80111
                                   Phone No. (303) 689-3000

        Maxim Series Fund, Inc. (the Fund), an open-end management investment company, includes the following investment portfolios: the Money Market Portfolio, the Investment Grade Corporate Bond Portfolio, the Stock Index Portfolio, the U.S. Government Mortgage Securities Portfolio, the Small-Cap Index Portfolio, the Value Index Portfolio, the Growth Index Portfolio, the
Small-Cap Value Portfolio, the Small-Cap Aggressive Growth Portfolio, the Corporate Bond Portfolio, the Foreign Equity Portfolio, the Short-Term Maturity Bond Portfolio, the Maxim Blue Chip Portfolio and the Maxim MidCap Growth Portfolio.

        The investment objective of the Money Market Portfolio is preservation of capital, liquidity and the highest possible current income consistent with the foregoing objectives, through investments in short-term money market securities. Shares of the Money Market Portfolio are neither insured nor guaranteed by the U.S. Government. Further, there is no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

        The Investment Grade Corporate Bond Portfolio seeks the highest possible current income within the confines of the primary goal of insuring the protection of capital by investing primarily in investment grade corporate debt securities and in debt securities issued by the U.S. Government and its agencies.

        The principal objective of the Stock Index Portfolio is to provide investment results, before fees, that correspond to the total return of the S&P 500 Index and the S&P MidCap Index, weighted according to their pro rata share of the market.

        The investment objective of the U.S. Government Mortgage Securities Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Portfolio seeks to achieve this objective by investing primarily in mortgage related securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities.


        The objective of the Small-Cap Index Portfolio is to provide investment results, before fees, that correspond to the total return of the Standard & Poor's Small-Cap 600 Stock Index.

        The investment objective of the Value Index Portfolio is to provide investment results, before fees, that correspond to the total return of the Russell 1000 Value Index.

        The investment objective of the Growth Index Portfolio is to provide investment results, before fees, that correspond to the total return of the Russell 1000 Growth Index.



        This Prospectus sets forth concisely the information about the Fund that prospective investors ought to know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission and is available upon request, without charge by calling or writing the Fund. The "Statement of Additional Information" bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


                                  G W CAPITAL MANAGEMENT, LLC

                                      Investment Adviser

                          The date of this Prospectus is May 1, 1998.

                 To learn more about this Fund and its investments, you may obtain the Statement of Additional Information which has been filed with the Securities and Exchange Commission
                      (SEC) along with other related
                materials on the SEC's Internet Web site (http://www.sec.gov).

        The objective of the Small-Cap Value Portfolio is to achieve long-term capital appreciation by investing primarily in common stocks, although the Portfolio may also invest in other securities, including restricted and preferred stocks.

        The investment objective of the Small-Cap Aggressive Growth Portfolio is long-term capital growth. The Small-Cap Aggressive Growth Portfolio seeks to achieve its objective by investing in common stocks or their equivalent emphasizing securities believed to be undervalued by the market.

        The investment objective of the Corporate Bond Portfolio is high total investment return. The Corporate Bond Portfolio seeks to achieve its investment objective by investing primarily in debt securities (including convertibles), although up to 20% of its total assets (measured at the time of acquisition) may be invested in preferred stocks.

        The investment objective of the Foreign Equity Portfolio is total return from long-term growth of capital and dividend income. The Foreign Equity Portfolio seeks to achieve its objective by investing primarily in international equity securities. Although the Portfolio seeks to invest primarily in common stocks, it may also invest in any type of equity security.

        The investment objective of the Short-Term Maturity Bond Portfolio is preservation of capital, liquidity, and maximum total return through investment in an actively managed portfolio of debt securities.

        The investment objective of the Maxim Blue Chip Portfolio is long-term growth of capital and income. To achieve its objective, the Portfolio normally will invest primarily in common stocks of large, well-established, stable and mature companies, commonly known as "Blue Chip" companies.

        The investment objective of the Maxim MidCap Growth Portfolio is to provide long-term appreciation by investing primarily in common stocks of medium-sized (mid-cap) growth companies. To achieve this objective, the Portfolio will invest at least 65% of its assets in a diversified portfolio of mid-cap companies whose earnings are expected to grow at a faster rate than the average company.


                                      91

                         FINANCIAL HIGHLIGHTS (AUDITED)
                      Per Share Income and Capital Changes
                    For the Years Ended  December 31, 1997,  1996,  1995,  1994,
1993, 1992, 1991, 1990, 1989 and 1988


===============================================================================================================================


                           The  following  tables should be read in  conjunction
                                with the financial  statements and related notes
                                included   in  the   Statement   of   Additional
                                Information.

                             Money Market Portfolio

---------------------------------------------------------------------------------------------------------------------------------


                            Years Ended December 31,

 .........................................................................................................................

                           1997       1996      1995      1994      1993     1992      1991     1990     1989     1988
                         ................................................................................................

                                                        ..........

Net Asset Value,           $1.0007    $1.0007   $1.0007   $1.0007  $1.0007   $1.0006  $1.0005  $1.0027  $1.0014  $1.0002
Beginning of Period
Income from Investment
Operations
Net investment income       0.0512     0.0493    0.0555    0.0394   0.0278    0.0343   0.0565   0.0766   0.0870   0.0711
Net Gains or Losses on                                                     0.0001      0.0001 (0.0022)   0.0013   0.0018
                         --------------------------------------------------------  --  ------ --------   ------   ------
Securities (realized        -          -         -         -         -
                            --         --        --        --        -
and unrealized)
Total from Investment       0.0512     0.0493    0.0555    0.0394   0.0278    0.0344   0.0566   0.0744   0.0883   0.0729
Operations
Less Distributions
Dividends (from net       (0.0512)   (0.0493)  (0.0555)  (0.0394) (0.0278)  (0.0343) (0.0565) (0.0766) (0.0870) (0.0711)
investment income)
Distributions (from          -         -          -         -         -        -        -        -        -     (0.0006)
capital gains)
Initial Capitalization
                         -         -          -            -         -        -         -        -        -        -
                         --------------------------------- --        --       --        --       --       --       -
Returns of Capital        (0.0512)   (0.0493)  (0.0555)  (0.0394) (0.0278)  (0.0343) (0.0565) (0.0766) (0.0870) (0.0717)
Total Distributions
Net Asset Value End of     $1.0007    $1.0007   $1.0007   $1.0007  $1.0007   $1.0007  $1.0006  $1.0005  $1.0027  $1.0014
                           -------    -------   -------   -------  -------   -------  -------  -------  -------  -------
Period

Net Assets, End of    453,155,21396,453,188277,257,28186,587,2696,997,9764,220,56252,118,3736,738,6128,749,1224,590,994
Period
Ratio of Expenses to         0.46%      0.46%     0.46%     0.46%    0.46%     0.46%    0.48%    0.50%    0.50%    0.50%
Average Net Assets
Ratio of Net Income to       5.14%      4.99%     5.55%     3.96%    2.82%     3.43%    6.15%    8.14%    9.18%    7.61%
Average Net Assets
Portfolio Turnover Rate      -         -          -         -        -         -        -        -        -        -
 .........................................................................................................................







                                                FINANCIAL HIGHLIGHTS (AUDITED)
                                             Per Share Income and Capital Changes
                For the Years Ended December 31, 1997,  1996,  1995, 1994, 1993,
1992, 1991, 1990, 1989 and1988


===============================================================================================================================


                       The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.
                                                    Stock Index Portfolio*

-------------------------------------------------------------------------------------------------------------------------------


                                                   Years Ended December 31,

 ..........................................................................................................................

                           1997       1996      1995      1994      1993     1992      1991     1990      1989     1988
                         .................................................................................................

                                                        ..........

Net Asset Value,           $2.3650    $1.9796   $1.4978   $1.5575  $1.4506   $1.5206  $1.3191   $1.3947  $1.2986  $1.1788
Beginning of Period
Income from Investment
Operations
Net investment income       0.0364     0.0336    0.0334    0.0350   0.0320    0.0383   0.0563    0.0682   0.0769   0.0605
Net Short-Term realized     0.0116     0.0009    0.0010
gain
Net Gains or Losses on     0.7080     0.3951    0.4953   (0.0335)  0.1097    0.0502   0.2492   (0.0756)  0.1213   0.1518
                           -------    -------   -------  --------  -------   -------  -------  --------  -------  ------
Securities (realized
and unrealized)
Total from Investment       0.7560     0.4296    0.5297    0.0015   0.1417    0.0885   0.3055  (0.0074)   0.1982   0.2123
Operations
Less Distributions
Dividends (from net       (0.0437)   (0.0345)  (0.0344)  (0.0350) (0.0320)  (0.0382) (0.0542)  (0.0682) (0.0769) (0.0608)
investment income and
Net Short-Term realized
gains)
Distributions (from       (0.1299)   (0.0097)  (0.0135)  (0.0262) (0.0028)  (0.1203) (0.0498)     -     (0.0252) (0.0317)
capital gains)
Initial Capitalization
                         -         -          -            -         -        -         -        -         -        -
                         --------------------------------- --        --       --        --       --        --       -
Returns of Capital        (0.1736)   (0.0442)  (0.0479)  (0.0612) (0.0348)  (0.1585) (0.1040)  (0.0682) (0.1021) (0.0925)
Total Distributions
Net Asset Value End of     $2.9474    $2.3650   $1.9796   $1.4978  $1.5575   $1.4506  $1.5206   $1.3191  $1.3947  $1.2986
                           -------    -------   -------   -------  -------   -------  -------   -------  -------  -------
Period

Total Return (1)            32.20%     21.81%    35.60%     0.14%    9.84%     5.87%   23.33%    -0.58%   15.21%   17.91%
Net Assets, End of       817,386,56936,806,358707,459,63497,339,99562,189,3462,539,02359,177,3223,661,17182,730,7134,553,151
Period
Average Commission Rate    $0.0343    $0.0389
Paid Per Share Bought
or Sold
Ratio of Expenses to         0.60%      0.60%     0.60%     0.60%    0.60%     0.60%    0.60%     0.60%    0.60%    0.60%
Average Net Assets
Ratio of Net Income to       1.15%      1.58%     1.91%     2.23%    2.14%     2.49%    4.33%     5.70%    6.15%    5.29%
Average Net Assets
 Portfolio Turnover Rate    17.30%      3.31%     5.25%    11.98%    1.68%   118.83%   24.28%    26.41%   37.96%   44.65%
 ..........................................................................................................................
* From September 24, 1984 until December 1, 1992, the Portfolio's name was the Growth Portfolio, and prior to September 24,
1984 the Portfolio's name was the Income/Equity Portfolio.
During these periods,  the  Portfolio's  investment  policies  differed from its current  policies.  (1) The performance  shown does not reflect fees or expenses deducted at the separate account level.




                                                      FINANCIAL HIGHLIGHTS (AUDITED)
                                                   Per Share Income and Capital Changes

                                 For the Years Ended December 31, 1997, 1996, 1995, 1994, 1993 and 1992**


================================================================================================================


                             The  following tables should be read in conjunction
                                  with  the  financial  statements  and  related
                                  notes  included in the Statement of Additional
                                  Information.
                                                Investment Grade Corporate Bond Portfolio

------------------------------------------------------------------------------------------


                                                         Years Ended December 31,

 ...................................................................................................

                                  1997         1996        1995       1994      1993       1992
                              .....................................................................

                                                                    ..........

Net Asset Value, Beginning          $1.2774     $1.3161     $1.2019   $1.3090   $1.2957    $1.0000
of Period
Income from Investment
Operations
Net investment income                0.0769      0.0777      0.0794    0.0665    0.0691     0.0058
Net Short-Term realized gain       (0.0071)                  0.0022
Net Gains or Losses on               0.0152    (0.0387)      0.1142  (0.1071)    0.0452     0.2957
                                     ------    --------      ------  --------    ------     ------
Securities (realized and
unrealized)
Total from Investment                0.0850      0.0390      0.1958  (0.0406)    0.1143     0.3015
Operations
Less Distributions
Dividends (from net                (0.0768)    (0.0777)    (0.0816)  (0.0665)  (0.0686)   (0.0058)
investment income)
Distributions (from capital         -            -           -          -      (0.0324)     -
gains)
Initial Capitalization
                              -             -           -              -         -          -
                              ------------  ------------------------   --        --         -
Returns of Capital Total           (0.0768)    (0.0777)    (0.0816)  (0.0665)  (0.1010)   (0.0058)
Distributions
Net Asset Value End of Period       $1.2856     $1.2775     $1.3161   $1.2019   $1.3090    $1.2957
                                    -------     -------     -------   -------   -------    -------

Total Return (1)                      6.85%       3.14%      16.71%    -3.15%     8.95%     29.57%

Net Assets, End of Period       114,875,960 100,722,152  95,210,404 71,276,294 63,585,296 49,607,522
Ratio of Expenses to Average          0.60%       0.60%       0.60%     0.60%   0.60% *     0.59%*
Net Assets
Ratio of Net Income to                6.02%       6.08%       6.30%     5.37%   5.13% *      4.71%
Average Net Assets
Portfolio Turnover Rate             140.35%     118.50%     159.21%    51.66%   151.14%     23.91%
 ...................................................................................................
* Annualized
** The Investment Grade Corporate Bond Portfolio was established effective December 1, 1992.
(1) The performance shown does not reflect fees or expenses deducted at the separate account level.





                                                      FINANCIAL HIGHLIGHTS (AUDITED)
                                                   Per Share  Income and Capital
                                 Changes For the Years Ended  December 31, 1997,
                                 1996, 1995, 1994, 1993 and 1992**

==============================================================================================================================


                             The  following tables should be read in conjunction
                                  with  the  financial  statements  and  related
                                  notes  included in the Statement of Additional
                                  Information.
                                                US Government Mortgage Securities Portfolio

------------------------------------------------------------------------------------------------------------------------

                                                         Years Ended December 31,

 ..................................................................................................

                                  1997         1996        1995       1994      1993      1992
                              ....................................................................

                                                                    ..........

Net Asset Value, Beginning         $1.1519      $1.1786     $1.0917   $1.1813   $1.1503   $1.0000
of Period
Income from Investment
Operations
Net investment income               0.0745       0.0751      0.0781    0.0620    0.0788    0.0029
Net Short-Term realized gain        0.0036
Net Gains or Losses on            (0.0188)     (0.0267)      0.0869  (0.0869)    0.0315    0.1598
                                  --------     --------      ------  --------    ------    ------
Securities (realized and
unrealized)
Total from Investment               0.0969       0.0484      0.1650  (0.0276)    0.1103    0.1627
Operations
Less Distributions
Dividends (from net               (0.0745)     (0.0751)    (0.0781)  (0.0620)  (0.0788)  (0.0029)
investment income)
Distributions (from capital        -            -            -          -      (0.0005)  (0.0095)
gains)
Initial Capitalization
                              -            -            -              -         -         -
                              ------------ ------------ ------------   --        --        -
Returns of Capital Total          (0.0745)     (0.0751)    (0.0781)  (0.0620)  (0.0793)  (0.0124)
Distributions
Net Asset Value End of Period      $1.1743      $1.1519     $1.1786   $1.0917   $1.1813   $1.1503
                                   -------      -------     -------   -------   -------   -------
Total Return (1)                     8.64%        4.29%      15.55%    -2.34%     9.65%    15.03%
Net Assets, End of Period      162,184,386  138,465,908 129,549,680 93,386,36 77,052,883 28,107,848
Ratio of Expenses to Average         0.60%        0.60%       0.60%     0.60%     0.60%   0.59% *
Net Assets
Ratio of Net Income to               6.44%        6.51%       6.84%     5.67%     8.12%   3.16% *
Average Net Assets
Portfolio Turnover Rate             34.01%       94.63%     188.04% (2)          17.78%    33.52%
                                                                      331.42%

 ..................................................................................................

* Annualized
** The U.S. Government Mortgage Securities Portfolio was established effective December 1, 1992.
(1) The performance shown does not reflect fees or expenses deducted at the separate account level.
(2) In 1994,  the  Portfolio  turnover rate was higher than in past years due to the  impact  of  rising  interest  rates  with  respect  to the  reverse  dollar repurchase ("dollar roll") strategy utilized for this Portfolio.  High Portfolio turnover rates may occur in the future if the similar economic conditions occur.





                                                          FINANCIAL HIGHLIGHTS (AUDITED)
                                                       Per  Share   Income   and
                                       Capital   Changes  For  the  Years  Ended
                                       December 31, 1997,  1996, 1995, 1994, and
                                       1993**


==================================================================================================================================


                                 The  following   tables   should   be  read  in
                                      conjunction with the financial  statements
                                      and   related   notes   included   in  the
                                      Statement of Additional Information.
                                                            Small-Cap Value Portfolio

--------------------------------------------------------------------------------------------------------------------------


                                                             Years Ended December 31,

 ..........................................................................................

                                  1997         1996        1995        1994       1993
                              ............................................................

                                                                    ...........

Net Asset Value, Beginning         $1.2480      $1.0669     $0.9974    $1.0330    $1.0000
of Period
Income from Investment
Operations
Net investment income               0.0067       0.0095      0.0286     0.0068     0.0012
Net Short-Term realized gain        0.0594                   0.0350
Net Gains or Losses on             0.2629       0.1811      0.0884    (0.0356)    0.0330
                                   -------      -------     -------   --------    ------
Securities (realized and
unrealized)
Total from Investment               0.3290       0.1906      0.1520   (0.0288)     0.0342
Operations
Less Distributions
Dividends (from net               (0.0771)     (0.0095)    (0.0636)   (0.0068)   (0.0012)
investment income and Net
Short-Term realized gains)
Distributions (from capital       (0.5845)                 (0.0189)
gains)                                                                  -          -
Initial Capitalization
                              -            -            -               -          -
                              ------------ ------------ ------------    --         -
Returns of Capital Total          (0.6616)     (0.0095)    (0.0825)   (0.0068)   (0.0012)
Distributions
Net Asset Value End of Period      $0.9154      $1.2480     $1.0669    $0.9974    $1.0330
                                   -------      -------     -------    -------    -------

Total Return (1)                    27.86%       17.94%      15.51%     -2.78%      3.42%
Net Assets, End of Period       22,526,242   36,599,651  20,769,579  9,721,848  3,007,882
Average Commission Rate Paid       $0.0573      $0.0521
Per Share Bought or Sold
Ratio of Expenses to Average        1.28%#       1.31%#      1.35%#     1.33%#    1.33%*#
Net Assets
Ratio of Net Income to               0.64%        0.90%       2.51%      0.80%     1.52%*
Average Net Assets
Portfolio Turnover Rate             82.83%       30.61%      17.78%     16.81%     -
 ..........................................................................................
*Annualized
** The Small-Cap Value Portfolio was established effective December 1, 1993.
# Percentages are shown net of expenses reimbursed by G W Capital Management, LLC.
(1) The performance shown does not reflect fees or expenses deducted at the separate account level.




                                                           FINANCIAL HIGHLIGHTS (AUDITED)
                                                        Per  Share   Income  and
                                         Capital  Changes  For the  Years  Ended
                                         December 31, 1997, 1996, 1995, 1994 and
                                         1993**


==================================================================================================================================


                                  The  following   tables   should  be  read  in
                                       conjunction with the financial statements
                                       and   related   notes   included  in  the
                                       Statement of Additional Information.
                                                             Small-Cap Index Portfolio

----------------------------------------------------------------------------------------------------------------------------------


                                                              Years Ended December 31,

 ..........................................................................................

                                  1997         1996        1995        1994       1993
                              ............................................................

                                                                    ...........

Net Asset Value, Beginning         $1.2370      $1.1680     $0.9540    $1.0112    $1.0000
of Period
Income from Investment
Operations
Net investment income               0.0081       0.0124      0.0102     0.0097     0.0009
Net Short-Term realized gain        0.0285       0.0374      0.0095
Net Gains or Losses on             0.2134       0.1285      0.2298    (0.0572)    0.0112
                                   -------      -------     -------   --------    ------
Securities (realized and
unrealized)
Total from Investment               0.2500       0.1783      0.2495   (0.0475)     0.0121
Operations
Less Distributions
Dividends (from net               (0.0352)     (0.0498)    (0.0197)   (0.0097)   (0.0009)
investment income and Net
Short-Term realized gains)
Distributions (from capital       (0.1930)     (0.5950)    (0.0158)
gains)                                                                  -          -
Initial Capitalization
                              -            -            -               -          -
                              ------------ ------------ ------------    --         -
Returns of Capital Total          (0.2282)     (0.1093)    (0.0355)   (0.0097)   (0.0009)
Distributions
Net Asset Value End of Period      $1.2588      $1.2370     $1.1680    $0.9540    $1.0112
                                   -------      -------     -------    -------    -------

Total Return (1)                    21.00%       15.30%      26.24%     -4.69%      1.21%
Net Assets, End of Period      121,454,805   80,783,692  51,610,284 22,336,944  5,936,716
Average Commission Rate Paid       $0.0350      $0.0453
Per Share Bought or Sold
Ratio of Expenses to Average         0.60%        0.60%       0.60%      0.60%     0.60%*
Net Assets
Ratio of Net Income to               0.66%        1.04%       1.00%      1.20%     1.24%*
Average Net Assets
Portfolio Turnover Rate            102.45%       39.66%      30.17%     53.44%      0.72%
 ..........................................................................................
*Annualized
** The Small-Cap Index was established effective December 1, 1993.
(1) The performance shown does not reflect fees or expenses deducted at the separate account level.


                                           FINANCIAL HIGHLIGHTS (AUDITED)
                                        Per Share Income and Capital Changes For
                         the Years Ended December 31, 1997,1996, 1995, 1994 and 1993 **


===============================================================================


                  The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.
                                               Growth Index Portfolio

--------------------------------------------------------------------------------


                                              Years Ended December 31,

 ................................................................................

                                1997      1996      1995      1994       1993
                              ..................................................

                                                            ..........

Net Asset Value, Beginning      $1.4852   $1.3459   $1.0120   $1.0064    $1.0000
of Period
Income from Investment
Operations
Net investment income            0.0085    0.0114    0.0127    0.0133     0.0015
Net Short-Term realized gain     0.0044    0.0084    0.0038
Net Gains or Losses on           0.4197    0.2767    0.3394    0.0056     0.0064
                                 ------    ------    ------    ------     ------
Securities (realized and
unrealized)
Total from Investment            0.4326    0.2965    0.3359    0.0189     0.0079
Operations
Less Distributions
Dividends (from net            (0.0137)  (0.0198)  (0.0165)  (0.0133)   (0.0015)
investment income and net
Short-Term realized gains)
Distributions (from capital    (0.0534)  (0.1374)  (0.0055)     -         -
gains)
Initial Capitalization
                              -         -         -            -          -
                              --------  --------  --------     --         -
Returns of Capital Total       (0.0671)  (0.1572)  (0.0220)  (0.0133)   (0.0015)
Distributions
Net Asset Value End of Period   $1.8507   $1.4852   $1.3459   $1.0120    $1.0064
                                -------   -------   -------   -------    -------

Total Return (1)                 29.26%    22.10%    35.29%     1.93%      0.79%

Net Assets, End of Period     162,975,7683,743,21043,515,29914.171,307 3,099,916
Average Commission Rate Paid    $0.0264   $0.0358
Per Share Bought or Sold
Ratio of Expenses to Average      0.60%     0.60%     0.60%     0.60%    0.59% *
Net Assets
Ratio of Net Income to            0.54%     0.83%     1.15%     1.57%    1.98% *
Average Net Assets
Portfolio Turnover Rate          21.52%    41.55%    17.90%    18.50%      0.06%
 ................................................................................
*Annualized
** The Growth Index Portfolio was established effective December 1, 1993.

(1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                                                  FINANCIAL HIGHLIGHTS (AUDITED)
                                               Per  Share   Income  and  Capital
                                Changes For the Years Ended December 31, 1997, 1996, 1995, 1994 and 1993 **


================================================================================


                         The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.
                                                       Value Index Portfolio

--------------------------------------------------------------------------------


                                                     Years Ended December 31,

 ................................................................................

                                 1997      1996      1995      1994      1993
                              ..................................................

                                                             ..........

Net Asset Value, Beginning       $1.4538   $1.2623   $0.9614   $1.0118   $1.0000
of Period
Income from Investment
Operations
Net investment income             0.0278    0.0298    0.0305    0.0253    0.0014
Net Short-Term realized gain      0.0111    0.0101    0.0054
Net Gains or Losses on            0.4520    0.2186    0.3144  (0.0504)    0.0119
                                  ------    ------    ------  --------    ------
Securities (realized and
unrealized)
Total from Investment             0.4909    0.2585    0.3503  (0.0251)    0.0133
Operations
Less Distributions
Dividends (from net             (0.0389)  (0.0399)  (0.0359)  (0.0253)  (0.0014)
investment income and net
Short-Term realized gain)
Distributions (from capital     (0.0922)  (0.0271)  (0.0135)     -      (0.0001)
gains)
Initial Capitalization
                              -          -         -            -         -
                              --------   --------  --------     --        -
Returns of Capital Total        (0.1311)  (0.0670)  (0.0494)  (0.0253)  (0.0015)
Distributions
Net Asset Value End of Period    $1.8136   $1.4538   $1.2623   $0.9614   $1.0118
                                 -------   -------   -------   -------   -------

Total Return (1)                  34.08%    20.63%    36.80%    -2.49%     1.32%
Net Assets, End of Period     237,421,804122,283,0265,183,89825,610,4744,337,142
Average Commission Rate Paid     $0.0295   $0.0377
Per Share Bought or Sold
Ratio of Expenses to Average       0.60%     0.60%     0.60%     0.60%   0.59% *
Net Assets
Ratio of Net Income to             1.83%     2.38%     2.87%     3.18%   2.11% *
Average Net Assets
Portfolio Turnover Rate           26.03%    16.31%    18.11%    16.88%     8.99%
 ................................................................................
*Annualized
** The Value Index Portfolio was established effective December 1, 1993.

(1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                                   FINANCIAL HIGHLIGHTS (AUDITED)
                                Per Share Income and Capital Changes
                   For the Years Ended December 31, 1997, 1996, 1995, and 1994**


================================================================================


          The  following  tables should be read in  conjunction
               with the financial  statements and related notes
               included   in  the   Statement   of   Additional
               Information.

                                      Corporate Bond Portfolio

--------------------------------------------------------------------------------


                                                       Years Ended December 31,

 ..............................................................................

                                  1997         1996        1995       1994
                              ................................................

                                                                    ..........

Net Asset Value, Beginning         $1.1618      $1.1521     $0.9716   $1.0000
of Period
Income from Investment
Operations
Net investment income               0.0764       0.0825      0.0842    0.0137
Net Short-Term realized gain        0.0081       0.0055      0.0159
Net Gains or Losses on             0.0608       0.0269      0.1835   (0.0284)
                                   -------      -------     -------  --------
Securities (realized and
unrealized)
Total from Investment               0.1453       0.1149      0.2836  (0.0147)
Operations
Less Distributions
Dividends (from net               (0.0817)     (0.0880)    (0.1001)  (0.0137)
investment income and Net
Short-Term realized gains)
Distributions (from capital       (0.0273)     (0.0172)    (0.0030)
gains)                                                                  -
Initial Capitalization
                              -            -            -              -
                              ------------ ------------ ------------   -
Returns of Capital Total          (0.1090)     (0.1052)    (0.1031)  (0.0137)
Distributions
Net Asset Value End of Period      $1.1981      $1.1618     $1.1521   $0.9716
                                   -------      -------     -------   -------

Total Return (1)                    12.70%       10.35%      30.19%    -1.47%
Net Assets, End of Period      158,884,389   83,645,029  45,530,190 13,713,195
Ratio of Expenses to Average         0.90%        0.90%       0.90%    1.08%*
Net Assets
Ratio of Net Income to               7.14%        7.68%       7.89%    8.64%*
Average Net Assets
Portfolio Turnover Rate             52.69%       40.02%      24.70%     9.45%
 ..............................................................................
*Annualized
** The Corporate Bond Portfolio was established effective November 1, 1994.

(1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                    FINANCIAL HIGHLIGHTS (AUDITED)
                 Per Share Income and Capital Changes
      For the Years Ended December 31, 1997, 996, 1995 and 1994**


===============================================================================


                                  The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.
                                                     Foreign Equity Portfolio

-------------------------------------------------------------------------------


                                                    Years Ended December 31,

 ..............................................................................

                                   1997        1996        1995       1994
                               ...............................................

                                                                    ..........

 Net Asset Value, Beginning of Perio$1.0580     $0.9871     $0.9515   $1.0000
Income from Investment
Operations
Net investment income              (0.0017)      0.0041      0.0073   -0.0019
Net Short-Term realized gain         0.0078
Net Gains or Losses on             (0.0671)      0.0709      0.0398   -0.0466
                                   --------      ------      ------   -------
Securities (realized and
unrealized)
Total from Investment              (0.0610)      0.0750      0.0471  (0.0485)
Operations
Less Distributions
Dividends (from net                (0.0208)    (0.0041)    (0.0115)
investment income and net
Short-Term realized gain)
Distributions (from capital        (0.0485)                             -
gains)
Initial Capitalization
                               -            -           -              -
                               ------------ ------------------------   -
Returns of Capital Total           (0.0693)    (0.0041)    (0.0115)
Distributions
Net Asset Value End of Period       $0.9277     $1.0580     $0.9871   $0.9515
                                    -------     -------     -------   -------

Total Return (1)                     -5.69%       7.61%       5.02%    -4.85%
Net Assets, End of Period        64,674,772  80,106,459  64,403,868 42,760,613
Average Commission Rate Paid        $0.0026     $0.2520
Per Share Bought or Sold
Ratio of Expenses to Average         1.33%#      1.45%#    1.50%  # 1.50% * #
Net Assets
Ratio of Net Income to               -0.23%       0.41%       0.69%    -1.26%
Average Net Assets
Portfolio Turnover Rate             200.82%      75.65%     119.98%    19.85%
 ..............................................................................
* Annualized
** The Foreign Equity Portfolio was established effective November 1, 1994. #Percentage is shown net of expenses reimbursed byG W Capital Management, LLC.

(1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                      FINANCIAL HIGHLIGHTS (AUDITED)
                   Per Share Income and Capital Changes
       For the Years Ended December 31, 1997, 1996, 1995 and 1994**


===============================================================================


                     The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

-------------------------------------------------------------------------------


                                          Small-Cap Aggressive Growth Portfolio

-------------------------------------------------------------------------


                                                 Years Ended December 31,

 ........................................................................

                                    1997      1996      1995       1994
                               .........................................

                                                             ...........

Net Asset Value, Beginning of    $1.4028   $1.1605   $0.9755    $1.0000
Period
Income from Investment
Operations
Net investment income             0.0103    0.0091    0.0075   (0.0016)
Net Short-Term realized gain      0.1307    0.0597    0.0878
Net Gains or Losses on            0.1966    0.2779    0.1962   (0.0229)
                                  ------    ------    ------   --------
Securities (realized and
unrealized)
Total from Investment             0.3376    0.3467    0.2915   (0.0245)
Operations
Less Distributions
Dividends (from net             (0.1524)  (0.0688)  (0.0945)     -
investment income and net
Short-Term realized gain)
Distributions (from capital     (0.0564)  (0.0356)  (0.0120)     -
gains)
Initial Capitalization
                               -         -         -         -
                               -------------------------------
Returns of Capital Total        (0.2088)  (0.1044)  (0.1065)     -
Distributions
Net Asset Value End of Period    $1.5316   $1.4028   $1.1605    $0.9755
                                 -------   -------   -------    -------

Total Return (1)                  24.50%    30.09%    29.96%     -2.46%
Net Assets, End of Period      183,322,637 9,944,926 28,594,611 12,963,409
Average Commission Rate Paid     $0.0539   $0.0573
Per Share Bought or Sold
Ratio of Expenses to Average      1.11%#    1.26%#   1.30% #  1.26% * #
Net Assets
Ratio of Net Income to             0.89%     0.98%     0.65%     -1.08%
Average Net Assets
Portfolio Turnover Rate           93.28%    62.63%    99.48%      8.84%
 ........................................................................
*Annualized
** The Small-Cap Aggressive Portfolio was established effective November 1,1994. #Percentage is shown net of expenses reimbursed by G W Capital Management, LLC.
(1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                                 FINANCIAL HIGHLIGHTS (AUDITED)
                              Per Share Income and Capital Changes
                     For the Years Ended December 31, 1997, 1996, and 1995**


=====================================================================


        The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                               Short-Term Maturity Bond Portfolio

------------------------------------------------------------------------


                                                Years Ended December 31,

 ............................................................

                                1997      1996      1995
                              ..............................
Net Asset Value, Beginning      $1.0065   $1.0092   $1.0000
of Period
Income from Investment
Operations
Net investment income            0.0534    0.0489    0.0194
Net Short-Term realized gain     0.0009              0.0013
Net Gains or Losses on           0.0061  (0.0027)    0.0092
                                 ------  --------    ------
Securities (realized and
unrealized)
Total from Investment            0.0604    0.0462    0.0299
Operations
Less Distributions
Dividends (from net            (0.0534)  (0.0489)  (0.0207)
investment income and net
Short-Term realized gain)
Distributions (from capital    (0.0001)     -         -
gains)
Initial Capitalization
                              -         -         -
                              ---------------------
Returns of Capital Total       (0.0535)  (0.0489)  (0.0207)
Distributions
Net Asset Value End of Period   $1.0134   $1.0065   $1.0092
                                -------   -------   -------

Total Return (1)                  6.14%     4.70%     3.02%

Net Assets, End of Period     78,367,54539,503,11415,618,670
Ratio of Expenses to Average      0.60%     0.60%   0.53% *
Net Assets
Ratio of Net Income to            5.47%     5.15%   4.61% *
Average Net Assets
Portfolio Turnover Rate          84.59%    51.71%    97.87%
 ............................................................
 * Annualized
 ** The Short-Term Maturity Bond Portfolio was established effective August 1, 1995. (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                         FINANCIAL HIGHLIGHTS (AUDITED)
                      Per Share Income and Capital Changes
                     For the Years Ended December 31, 1997**


============================================================================


                    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                                                   Blue Chip Portfolio

----------------------------------------------------------


                                                Years Ended December 31,

 ........................................

                                1997
                              ..........
Net Asset Value Beginning of    $1.0000
Period
Income from Investment
Operations
Net investment income            0.0089
Net Short-Term realized gain   (0.0051)
Net Gains or Losses on           0.0279
                                 ------
Securities (realized and
unrealized)

Total from Investment            0.0317
Operations
Less Distributions
Dividends (from net            (0.0089)
investment income and net
Short-Term realized gain))
Distributions (from capital       -
gains)
Initial Capitalization
Returns of Capital Total       (0.0089)
Distributions
Net asset Value End of Period   $1.0228
                                -------

Total Return(1)                   3.17%
Net Assets, End of Period     94,206,892
Average Commission Rate Paid    $0.0598
Per Share Bought or Sold
Ratio of Expenses to Average    1.14%*#
Net Assets
Ratio of Net Income to           1.78%*
Average Net Assets
Portfolio Turnover Rate         111.45%
 ........................................
* Annualized
** The Blue Chip Portfolio was established effective July 1, 1997.
(1) The performance shown does not reflect fees or expenses deducted at the separate account level. # Percentage is shown net of expenses reimbursed by GW Capital Management, LLC.

                                        FINANCIAL HIGHLIGHTS (AUDITED)
                                     Per Share Income and Capital Changes
                                   For the Years Ended December 31, 1997**


=============================================================================


               The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                                           MidCap Growth Portfolio

---------------------------------------------------------------------------


                                           Years Ended December 31,

 ........................................

                                1997
                              ..........
Net Asset Value Beginning of    $1.0000
Period
Income from Investment
Operations
Net investment income
 Net Short-Term realized gain    0.0062
Net Gains or Losses on           0.1024
Securities (realized and
unrealized)

Total from Investment            0.1086
Operations
Less Distributions
Dividends from net             (0.0017)
investment income and net
Short-Term realized gain)
Distributions (from capital       -
gains)
Initial Capitalization
Returns of Capital Total       (0.0017)
Distributions
Net asset Value End of Period   $1.1069
                                -------

Total Return(1)                  10.86%
Net Assets, End of Period     56,704,297
Average Commission Rate Paid    $0.0517
Per Share Bought or Sold
Ratio of Expenses to Average    1.05%*#
Net Assets
Ratio of Net Income to         (0.16)%*
Average Net Assets
Portfolio Turnover Rate          24.28%
 ........................................
* Annualized
** The MidCap Growth Portfolio was established effective July 1, 1997.
(1) The performance shown does not reflect fees or expenses deducted at the separate account level. # Percentage is shown net of expenses reimbursed by GW Capital Management, LLC.

                                             9494

                                         INTRODUCTION


        Maxim Series Fund, Inc. (the "Fund") is an open-end management investment company (a mutual fund) that sells its shares to the Maxim Series Account, FutureFunds Series Account, Retirement Plan Series Account and Pinnacle Series Account of Great-West Life & Annuity Insurance Company ("GWL&A") and TNE Series(k) Account (collectively, the "Series Accounts") of Metropolitan Life Insurance Company ("MetLife"). The shares in the Series Accounts are currently used to fund benefits under certain individual and group variable annuity contracts and variable life insurance policies (the "Variable Contracts") issued by GWL&A and MetLife. For information concerning your rights under a variable contract, see the applicable Series Account prospectus and/or applicable disclosure documents. Shares of the Fund are, and may in the future be, used to fund benefits under other contracts issued by GWL&A, its affiliates, MetLife or other insurance companies. G W Capital Management, Inc. ("GW Capital Management") is the Investment Adviser for the Fund. The day-to-day management of certain Portfolios of the Fund is carried out by sub-advisers which are not affiliated with GW Capital Management.


                                      THE FUND PORTFOLIOS

        Each portfolio has its own investment objective and investment strategy. The investment objective of any portfolio may not be changed without a vote of a majority of the shares of that portfolio. A more detailed description of the Fund's investment policies and a glossary further describing certain investment securities mentioned in the discussions that follow are contained in the Statement of Additional Information. Following is a description of each of the Portfolios.

Money Market Portfolio

        The investment objectives of the Money Market Portfolio are to preserve shareholder capital, to maintain liquidity and to achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities.

        The assets of the Money Market Portfolio are invested in money market instruments with remaining maturities not exceeding 13 months. The Money Market Portfolio also maintains a dollar-weighted average portfolio maturity of ninety days or less. The money market instruments in which the Portfolio may invest include the following:

        1. U.S. government securities and government agency securities. U.S. government securities consist of various types of marketable securities by the United States Treasury, such as bills, notes and bonds. Such securities are direct obligations of the United States government. U.S. government agency securities are debt securities issued by government-sponsored enterprises, federal agencies and international institutions. Such securities are not direct obligations of the U.S. Treasury but involve government sponsorship or guarantees. Among the agencies whose debt securities may be purchased are: the Government National Mortgage Association and Federal Housing Administration, whose instruments are supported by the full faith and credit of the United States; the Farm Credit Bank, whose instruments are not direct obligations of the United States, although the Farm Credit Bank is supported by its ability to borrow from the U.S. Treasury; and the Federal Land Bank, Federal Home Loan Bank and Federal Home Loan Mortgage Corporation, whose instruments are not supported by the U.S. Treasury, but only by the credit of the issuing agency;

        2. Certificates of deposit, time deposits, swap deposits and bankers' acceptances of (i) U.S. commercial banks or savings and loan associations having total assets in excess of $1 billion, or (ii) other U.S. commercial banks or savings and loan associations, foreign branches of U.S. banks, and U.S. branches of foreign banks if such bank obligations are fully insured by the Federal Deposit Insurance Corporation;

        3. Commercial paper, including variable amount master demand notes;

        4. Repurchase and reverse repurchase agreements. A repurchase agreement is an instrument under which the purchaser (e.g., the Fund) acquires ownership of the obligation (debt security) and the seller agrees at the time of the sale to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Reverse repurchase agreements involve the sale of securities held by the Portfolio, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Investment Adviser, acting under the supervision of the Board of Directors, reviews the credit worthiness of those dealers with whom the Portfolio enters into repurchase agreements; and

        5.  Other  money  market   instruments   that  the  Portfolio  may  from
time-to-time invest in include floating rate notes and Eurodollar certificates of deposit if denominated in U.S. currency.

        The Money Market Portfolio generally invests in instruments (other than U.S. government securities) that have received the highest rating by at least one nationally recognized statistical rating organization ("NRSRO"), securities whose issuer has received such ratings with respect to a class of short-term debt obligations that is comparable in priority and security with the instrument acquired, or securities which are determined or ratified by the Fund's Board of Directors as being comparable to the foregoing securities. The Money Market Portfolio only enters into repurchase agreements that are collateralized entirely by U.S. government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating categories by at least one NRSRO.

        In addition to following the foregoing guidelines, the Money Market Portfolio intends otherwise to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as applicable to the Portfolio.

Investment Grade Corporate Bond Portfolio

        The investment objective of the Investment Grade Corporate Bond Portfolio is to seek the highest possible current income within the confines of the primary goal of insuring the protection of capital by investing primarily in investment grade corporate debt securities and in debt securities issued by the U.S. government and its agencies. Generally, the Investment Grade Corporate Bond Portfolio intends to invest in corporate debt securities having a rating within the two highest grades as determined by Moody's Investors Service Inc. (Aaa or Aa) or Standard & Poor's Corporation (AAA or AA). The Investment Grade Corporate Bond Portfolio may, however, also invest in debt securities within the third or fourth highest grades as determined by Moody's Investors Services Inc. (A or Baa) or Standard & Poor's Corporation (A or BBB), if the Fund determines such investment meets the standard of the Portfolio's investment objectives and the debt securities ratings are supported by an internal credit review that the Fund will conduct in each such instance. Bonds rated Baa by Moody's or BBB by Standard & Poor's are considered medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security for such bonds appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics. Adverse changes in economic conditions are more likely to lead to a weakened capacity to make principal and interest payments under such bonds than in the case of higher grade bonds. The Portfolio will not retain any bond of this type should its rating drop below a Baa rating by Moody's or a BBB rating by Standard & Poor's.

        The Investment Grade Corporate Bond Portfolio may invest in money market securities solely for defensive purposes or as a cash reserve.

        The Investment Grade Corporate Bond Portfolio is classified as non-diversified. This means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940. Because a relatively high percentage of the Portfolio's assets may be invested in the securities of a limited number of issuers, primarily within the same industry or economic sector, the Portfolio's securities may be more susceptible to any single economic, political or regulatory occurrence than that experienced by a diversified portfolio.

        The portfolio turnover rate for the Portfolio in 1997 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio) and may result in greater tax liability.

U.S. Government Mortgage Securities Portfolio

        The investment objective of the U.S. Government Mortgage Securities Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Portfolio seeks to achieve this objective by investing primarily (at least 65% of its total assets) in mortgage related securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities.

        Investment by the U.S. Government Mortgage Securities Portfolio in U. S. government securities will include direct pass-through mortgage certificates issued by those government agencies whose obligations are backed by the full faith and credit of the United States government, such as the Government National Mortgage Association ("GNMA") or Federal Housing Administration. Such pass-through certificates represent individual interests in pools of mortgages insured by the Veterans Administration, the Farmers' Home Association, Federal Housing Administration or other government agencies. Owners of pass-through certificates are entitled to receive a pro-rata share of the net payments received on the underlying mortgages, hence such payments are passed through to the owner. Accordingly, the amount and frequency of payments on such pass-through certificates depends on the rate of prepayments on the underlying mortgages, which may vary based upon a variety of economic factors.

     The Portfolio may also invest in other U.S. government securities, such as U.S. Treasury bills, notes and bonds, or in certificates representing individual interests in pools of such U.S. Treasury securities. The payment of principal and interest to the Portfolio on such certificates is fully backed by the U.S. government.

        The Portfolio may additionally invest in securities issued by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA and FHLMC both issue mortgage-backed securities that are similar to GNMAs in that they represent interests in pools of mortgage loans. FNMA guarantees timely payment of interest and principal on its certificates. FHLMC guarantees timely payment of interest and ultimate payment of principal. The FNMA and FHLMC guarantees are backed only by those agencies and not by the full faith and credit of the United States. The
Portfolio may also invest in private mortgage pass-through securities and collateralized mortgage obligations ("CMOs"). These CMOs may take the form of those issued by private issuers and collateralized by securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.


        The Portfolio may also enter into reverse dollar repurchase agreements ("dollar rolls") of mortgage-backed securities in which the Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the mortgage-backed securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase as well as the interest earned on the cash proceeds of the initial sale. Liquid assets equal to the value of the outstanding repurchase commitments are segregated from general investible funds and will be marked to the market daily. The risk associated with dollar roll transactions is that the securities may not be delivered and the Portfolio may incur a loss or will have lost the opportunity to otherwise invest the amount set aside for such transaction in the segregated asset account. As of December 31, 1997, 14.2% of the Portfolio was comprised of investments subject to dollar roll transactions.


        The Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis in order to hedge against anticipated changes in interest rates and prices and/or secure a favorable rate of return. The Statement of Additional Information contains more detailed information about these investment practices.

        The market value of securities held by the Portfolio can be expected to decline when interest rates rise. Thus, the U.S. Government Mortgage Securities Portfolio will generally shorten the average maturity of the Portfolio when interest rates are rising and lengthen the average maturity when interest rates are falling in order to optimize the total return of the Portfolio.

        The Portfolio may also hold money market instruments as it believes is advisable to maintain liquidity or for temporary defensive purposes.

        The U.S. Government Mortgage Securities Portfolio is classified as non-diversified . This means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940. Because a relatively high percentage of the Portfolio's assets may be invested in the securities of a limited number of issuers, primarily within the same industry or economic sector, the Portfolio's securities may be more susceptible to any single economic, political or regulatory occurrence than that experienced by a diversified portfolio.

Short-Term Maturity Bond Portfolio

        The investment objective of the Short-Term Maturity Bond Portfolio is preservation of capital, liquidity, and maximum total return through investment in an actively managed portfolio of debt securities. It is classified as a non-diversified portfolio.

        The Portfolio will pursue its objectives primarily through investment in a portfolio of investment grade bonds and other debt securities of similar quality. The weighted average quality of the Portfolio will be A rated or higher. The Portfolio will consist only of individual securities with maturities of no longer than three years.

        Other  debt  securities  in  which  the  Portfolio  may  invest  include
securities  of,  or  guaranteed  by,  the  U.S.  Government,   its  agencies  or
instrumentalities, corporate debt obligations, asset-backed securities (including mortgage-related securities), commercial paper, certificates of deposits, bankers' acceptances and other short-term instruments relating to such securities. Securities may be issued by both domestic and foreign entities but may be denominated in U.S. dollars only.

     U.S. Government securities are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the agency that issued them.

        The Portfolio may invest in repurchase agreements relating to the securities in which it may invest. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the party to the agreement defaults or becomes bankrupt.

        The Portfolio may purchase securities on a when-issued or forward delivery basis. When-issued and forward delivery transactions are trading practices wherein payment for and delivery of the securities take place at a future date. The market value of a security could change during this period, which could effect the market value of the Portfolio's assets. See the Statement of Additional Information for further information about when-issued and forward delivery securities.

        In order to generate additional income, the Portfolio may lend up to one-third of its portfolio securities to financial borrowers of securities. This practice could cause the Portfolio to experience a loss or a delay in recovering its securities. The Statement of Additional Information contains more information regarding the lending of securities.

        The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, interest rates, commodity prices, or other factors that effect securities values. These techniques include buying and selling options and certain futures contracts, entering into swap agreements and purchasing index securities. Further information regarding such techniques is contained in the Statement of Additional Information. These techniques will be used for hedging purposes only.

        Generally, the Portfolio intends to invest in investment grade securities. An investment grade security is one rated in one of the top four categories by one or more nationally recognized security rating organizations or which is deemed by the Investment Adviser to be of comparable creditworthiness. However, if a security's rating were to drop below investment grade (commonly referred to as "junk bonds"), the Portfolio may determine to retain the security until such time as it is deemed appropriate to sell the security, which could mean that the security may be held to maturity. Lower rated fixed-income securities generally provide higher yields, but are subject to greater credit and market risks than higher quality fixed-income securities and are considered predominately speculative with respect to the ability of the issuer to meet principal and interest payments. In addition, the secondary market may be less liquid for lower-rated fixed-income securities which may make the valuation and sale of the securities more difficult. The Statement of Additional Information contains more information about securities ratings.

        The Portfolio may invest in money market securities as part of the ongoing investment strategy or as a cash reserve.

        The Portfolio is classified as non-diversified. This means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940. Because a relatively high percentage of the Portfolio's assets may be invested in the securities of a limited number of issuers, primarily within the same industry or economic sector, the Portfolio's securities may be more susceptible to any single economic, political or regulatory occurrence than that experience by a diversified portfolio.

 Stock Index Portfolio

        The investment objective of the Stock Index Portfolio is to provide investment results, before fees, that correspond to the total return of the S&P 500 Index and the S&P MidCap Index, weighted according to their pro rata share of the market. The Portfolio will pursue this objective by investing in common stocks traded on the New York Stock Exchange and the American Stock Exchange and, to a limited extent, in the over-the-counter markets.

        Standard & Poor's Corporation ("S&P") chooses the 500 stocks comprising the S&P 500 Index on the basis of market values and industry diversification. Most of the stocks in the S&P 500 Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and such companies are generally listed on the New York Stock Exchange. Additional stocks that are not among the 500 largest market value stocks are included in the S&P 500 Index for diversification purposes.

        The S&P MidCap Index is market-weighted and consists of 400 stocks of domestic companies, having a median market capitalization of approximately $1.6 billion. The stocks included in the S&P 500 Index and the S&P MidCap Index do not overlap.

        Because smaller capitalized companies, regardless of their shares outstanding, sometimes exhibit illiquidity in the market, minimum trading volume constraints are placed on issues selected for the S&P MidCap Index. For this reason, the S&P MidCap Index includes a small number of lesser known companies in well known industries whose shares are more liquid.

        S&P is not a sponsor of, or in any other way affiliated with, the Portfolio or the Fund.

        The Portfolio will attempt to duplicate the performance of the S&P 500 Index and the S&P MidCap Index while keeping transaction costs low and minimizing Portfolio turnover. To achieve its investment objective, the Portfolio will purchase equity securities that, in the Adviser's opinion, will reflect, as a group, the composite price performance of the S&P 500 Index and the S&P MidCap Index. Like these indices, the Portfolio will hold both dividend-paying and non-dividend paying common stocks. Under normal circumstances, at least 80% of the Portfolio's total assets will be invested in securities included on the S&P 500 Index and the S&P MidCap Index.

        A higher portfolio turnover rate may involve correspondingly greater brokerage commissions and other expenses which might be borne by the Fund and, thus, indirectly by its shareholders.
        See also "Index Portfolio Management" in this Prospectus for more information on management practices and risks associated with index-type portfolios.

        S&P does not endorse, sell, promote or sponsor the Portfolio or the Fund, and is not in any other way affiliated with the Portfolio, the Fund or the Investment Adviser.

Small-Cap Index Portfolio


        The investment objective of the Small-Cap Index Portfolio is to provide investment results, before fees, that correspond to the total return of the Standard & Poor's Small-Cap 600 Stock Index ("S&P 600 Index"). The S&P 600 Index is widely recognized and tracks an index of 600 small company stock prices. The S&P 600 Index is designed to monitor the performance of publicly traded common stock of the small company sector of the United States equities market. The S&P 600 Index is market-weighted, meaning that each stock's influence on the index's performance is directly proportional to that stock's "market value" (the stock price multiplied by the number of outstanding shares). The securities that comprise the S&P 600 Index are traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ Stock Market.


        Historically, small capitalization stocks, which constitute the Portfolio's primary investments, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index. Among the reasons for the greater price volatility of these small company stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the Portfolio may be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.


        The Portfolio will attempt to duplicate the performance of the S&P 600 Index while keeping transaction costs low and minimizing portfolio turnover. To achieve its investment objective, the Portfolio will purchase equity securities that comprise the S&P 600 Index in proportion to their market-value weighting. Like the index, the Portfolio will hold both dividend paying and non-dividend paying common stocks.

        From time to time, adjustments may be made in the Portfolio's holdings due to a change in the composition of the S&P 600 Index. The Portfolio will attempt to achieve a correlation between its performance and that of the S&P 600 Index of at least 0.95, without taking into account expenses. A correlation of
1.00 would indicate perfect correlation, which would be achieved when the Portfolio's net asset value, including the value of its dividends and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 600 Index. The Investment Adviser will attempt to minimize any "tracking error" (the statistical measure of the difference between the investment results of the Portfolio and that of the S&P 600 Index) in making investments for the Portfolio. While the Small-Cap Index Portfolio tries to remain invested in the S&P 600 Index securities as fully as possible, it must manage cash flows resulting from the purchase and redemption of Portfolio shares. Therefore, the Portfolio may also invest in U.S. dollar-denominated short-term bonds, and money market instruments, including U.S. Government securities, certificates of deposit, time deposits, bankers' acceptances and repurchase agreement for these securities. Brokerage and other transaction costs, as well as investment advisory fees for the Portfolio, in addition to potential tracking errors, will tend to cause the Portfolio's return to be lower than the return of the S&P 600 Index. In addition, there can be no assurance as to how closely the Portfolio's performance will correspond to the performance of the S&P 600 Index.

     The Portfolio intends that, under normal circumstances, at least 80% of its total assets will be invested I in securities of the S&P 600 Index.

        The portfolio turnover rate for the Portfolio in 1997 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio) and may result in greater tax liability.


        See also "Index Portfolio Management" in this Prospectus for more information on management practices and risks associated with index-type portfolios.


        Standard & Poor's Small-Cap 600 Index and S&P 600 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Maxim Series Fund, Inc. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of using this index.


Value Index Portfolio

        The investment objective of the Maxim Russell 1000 Value Index Portfolio is to provide investment results, before fees, that correspond to the total return of the Russell 1000 Value Index. The Russell 1000 Value Index was developed by the Frank Russell Company to track stock market performance of stocks from the Russell 1000 Index exhibiting certain characteristics suggesting value potential.

        The Portfolio intends to pursue this objective by investing primarily in common stocks with greater than average value orientation, as determined by the formula set forth below, issued by corporations domiciled in the U.S. and its territories traded on the various U.S. stock exchanges and, to a limited extent, in the over-the-counter markets. The Portfolio may not hold all of the securities in the Russell 1000 Value Index because of administrative costs involved and the expenses associated with trading less active securities. Instead, the Portfolio will hold a representative sample of securities included in the Russell 1000 Value Index.

The Frank Russell Company is not a sponsor of, or in any other way affiliated with, the Portfolio or the Fund.

        The Russell 1000 Value Index is a subset of the Russell 1000 Index which in turn is a subset of the Russell 3000 Index. The Russell 3000 Index consists of the largest 3000 publicly traded stocks of corporations domiciled in the U.S. and its territories and includes large, medium and small capitalization stocks.

        The Russell 3000 Index represents approximately 98% of the total market capitalization of all U.S. stocks that trade on the New York and American Stock Exchanges and in the NASDAQ (National Association of Securities Dealers Automated Quotations) National Market System over-the-counter market. The Russell 1000 consists of the 1000 largest stocks within the Russell 3000 Index, representing approximately 94% of the Russell 3000 Index total market capitalization.

        The Russell 1000 Value Index is comprised of stocks from the Russell 1000 Index with greater-than-average value orientation. A stock is determined to have greater-than-average value orientation if it falls in the bottom 50% of the Russell 1000 Index based on cumulative market capitalization, ranked by descending price-to-book ratio. Thus, securities in the Russell 1000 Value Index typically have low price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth rates than more growth- oriented securities.


        The Russell 1000 Value Index is reconstituted annually to reflect changes in the marketplace. At each reconstitution, the Russell 1000 Index constituents are ranked by their price-to-book ratio. Once ranked by this ratio, a breakpoint is determined by the median market capitalization of the Russell 1000 Index. As of May 31, 1997, the price-to-book breakpoint was 3.6.

        The Portfolio will similarly reconstitute itself on an annual basis. The reconstituted list of securities are ranked based on May 31 total market capitalizations, with the actual reconstitution effective June 30. As well, securities that leave the Index for any reason between reconstitution dates will not be replaced. As a result, the number of securities held in the Portfolio over the year will fluctuate. As of May 31, 1997, the corporations included in the Russell 1000 Value Index had an average market capitalization of $7.42 billion.


        As discussed above, the Portfolio may not invest in all the stocks that comprise the Russell 1000 Value Index. Thus, the Portfolio holdings may be invested differently by industry segment or by weighting than the Russell 1000 Value Index. The Portfolio may compensate for the omission from its holdings that are included in the Russell 1000 Value Index or for purchasing stocks in proportions that differ from their weightings in that Index, by purchasing stocks that may or may not be included in the Russell 1000 Value Index, but which have characteristics similar to omitted stocks (such as stocks from the same or similar industry group having similar market capitalizations and investment characteristics). The Portfolio will not adopt a temporary or defensive investment posture in times of generally declining market conditions. Therefore, investors in the Portfolio will bear the risk of such market conditions.

        The Portfolio intends that, under normal circumstances, at least 80% of the Portfolio's total assets will be invested in securities included in the Russell 1000 Value Index.

        See also "Index Portfolio Management" in this Prospectus for more information on management practices and risks associated with index-type portfolios.

Growth Index Portfolio

        The investment objective of the Growth Index Portfolio is to provide investment results, before fees, that correspond to the total return of the Russell 1000 Growth Index. The Russell 1000 Growth Index was developed by the Frank Russell Company to track stock market performance of stocks from the
Russell  1000  Index  exhibiting  certain   characteristics   suggesting  growth
potential.

        The Portfolio intends to pursue this objective by investing primarily in common stocks with greater than average growth orientation, as determined by the formula set forth below, issued by corporations domiciled in the U.S. and its territories traded on the various U.S. stock exchanges and, to a limited extent, in the over-the-counter markets. The Portfolio may not hold all of the securities in the Russell 1000 Growth Index because of administrative costs involved and the expenses associated with trading less active securities. Instead, the Portfolio will hold a representative sample of securities included in the Russell 1000 Growth Index.

The Frank Russell Company is not a sponsor of, or in any other way affiliated with, the Portfolio or the Fund.

        The Russell 1000 Growth Index is a subset of the Russell 1000 Index which in turn is a subset of the Russell 3000 Index. The Russell 3000 Index consists of the largest 3000 publicly traded stocks of corporations domiciled in the U.S. and its territories and includes large, medium and small capitalization stocks.

        The Russell 1000 Growth Index is comprised of stocks from the Russell 1000 Index with greater-than-average growth orientation. A stock is determined to have greater-than-average growth orientation if it falls in the top 50% of the Russell 1000 Index based on cumulative market capitalization, ranked by descending price-to-book ratio. Thus, securities in the Russell 1000 Growth Index typically have high price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates than more value-oriented securities.


        The Russell 1000 Growth Index is reconstituted annually to reflect changes in the marketplace. At each reconstitution, the Russell 1000 Index constituents are ranked by their price-to-book ratio. Once ranked by this ratio, a breakpoint is determined by the median market capitalization of the Russell 1000 Index. As of May 31, 1997, the price-to-book breakpoint was 3.6.

        The Portfolio will similarly reconstitute itself on an annual basis. The reconstituted list of securities are ranked based on May 31 total market capitalizations, with the actual reconstitution effective June 30. As well, securities that leave the Index for any reason between reconstitution dates will not be replaced. As a result, the number of securities held in the Portfolio over the year will fluctuate. As of May 31, 1997, the corporations included in the Russell 1000 Growth Index had an average market capitalization of $7.98 billion.


        As discussed above, the Portfolio may not invest in all the stocks that comprise the Russell 1000 Growth Index. Thus, the Portfolio holdings may be invested differently by industry segment or by weighting than the Russell 1000 Growth Index. The Portfolio may compensate for the omission from its holdings that are included in the Russell 1000 Growth Index or for purchasing stocks in proportions that differ from their weightings in that Index, by purchasing stocks that may or may not be included in the Russell 1000 Growth Index, but which have characteristics similar to omitted stocks (such as stocks from the same or similar industry group having similar market capitalizations and investment characteristics). The Portfolio will not adopt a temporary or defensive investment posture in times of generally declining market conditions. Therefore, investors in the Portfolio will bear the risk of such market conditions.

        The Portfolio intends that, under normal circumstances, at least 80% of the Portfolio's total assets will be invested in securities included in the Russell 1000 Growth Index.

        See also "Index Portfolio Management" in this Prospectus for more information on management practices and risks associated with index-type portfolios.

Small-Cap Value Portfolio

        The investment objective of the Small-Cap Value Portfolio is to achieve long-term capital appreciation by investing primarily in common stocks, although the Portfolio may also invest in other securities, including restricted, preferred stock or foreign securities. In seeking capital appreciation, consideration will be given to undervalued small and medium sized companies in industries that demonstrate a strong potential for growth, financially strong companies with distinct market niches offering quality products or services, outstanding management teams and a proven record of success. Ariel Capital Management serves as sub-adviser to this Portfolio. As such, it is responsible for the day-to-day management of the Portfolio subject to the overall supervision of the Fund's Board of Directors and the Investment Adviser.

        As a means of controlling risk, industries that are believed to be inherently unpredictable--specifically, cyclical, commodity-based and start-up industries--will be avoided. The Portfolio will be constructed on a stock by stock basis with little attention devoted to the macro-economic outlook of a particular industry.


        The Portfolio will adhere to a disciplined investment philosophy which incorporates strict guidelines regarding individual securities. When initiating a position, the Portfolio will focus on issuers generally ranging in market capitalizations under $1.5 billion. Since these companies may be less widely followed by market analysts, it is believed that they present greater opportunity for exceptional returns.

        Additionally,  in keeping  with a value  approach,  the  Portfolio  will generally invest in companies whose equities are trading at an expected price/earnings ratio of 13x or less over the next 12 month's earnings estimate and/or at a significant discount to its private market value. (Expected earnings may represent normalized earnings or be adjusted for amortization of non-cash charges. Private market value is an internally generated estimation by the portfolio manager of the price an informed and rational buyer would pay in the outright purchase of a public company if entire business were to be sold.) When executing this philosophy, the portfolio manager will not trade or time the market for quick gains. Rather, the manager will seek to maintain a fully invested portfolio by following a conservative philosophy of investing for the long-term. A security will be sold if it is believed to be fully valued or the company is no longer perceived as having a strong potential growth. Specifically, from a valuation standpoint, a security is sold when a stock is trading at a price/earnings multiple in excess of 20x its forward 12 months' earnings estimates and/or the company's shares no longer sell at a discount to its private market value. In keeping with a long-term approach, a security will not be sold because of a short-term earnings disappointment. However, a holding will be sold if it is believed that the company's business has undergone fundamental changes that will negatively affect its stock price or if there is a loss of faith in a management's ability to execute the company's stated goals and objectives.


        The Portfolio may invest in foreign securities offering potential for growth. Investments in foreign securities involve risks that differ in some respects from investment in securities of U.S. issuers. These risks include the risk of fluctuations in the value of the currencies in which they are denominated, the risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of the Portfolio. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Delays may be encountered in settling securities transactions in certain foreign markets and the Portfolio will incur costs in converting foreign currencies to U.S. dollars. Custody charges are generally higher for foreign securities.

        The Portfolio may also invest in money market securities for temporary or emergency purposes or solely as a cash reserve.

        The Portfolio may purchase and write options on securities and certain futures contracts and invest in certain futures contracts. The Statement of Additional Information contains more detailed information about these investment practices.

        The Portfolio currently observes the following operating policies, which may be changed without shareholder approval: (1) the Portfolio actively seeks to invest in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment and avoiding companies with poor environmental records; and (2) the Portfolio will not invest in issuers primarily engaged in the manufacture of weapons systems, the production of nuclear energy, or the manufacture of equipment to produce nuclear energy.

        It is believed that there are long-term benefits inherent in an investment philosophy that demonstrates concerns for the environment, human rights, economic priorities and international relations.

        The sub-adviser has engaged the services of Franklin Research and Development Corporation of Boston to provide environmental screening for all issuers selected for the Portfolio. Franklin provides information and opinions on the companies' environmental histories. However, Franklin does not make recommendations or provide investment advice concerning the purchase or sale of securities for the Portfolio.

Small-Cap Aggressive Growth Portfolio

        The investment objective of the Small-Cap Aggressive Growth Portfolio is long-term capital growth. The Small-Cap Aggressive Growth Portfolio seeks to achieve its objective by investing in common stocks or their equivalent, emphasizing securities believed to be undervalued by the market. The Portfolio may also hold a portion of its assets in cash or money market instruments. Loomis, Sayles & Company, L.P. serves as sub-adviser to this Portfolio. As such, it is responsible for the day-to-day management of the Portfolio subject to the overall supervision of the Fund's Board of Directors and the Investment Adviser.

        Loomis Sayles seeks to build a core small-cap portfolio of solid growth companies' stock with a smaller emphasis on special situations and turnarounds (companies that have experienced significant business problems but which are believed to have favorable prospects for recovery), as well as unrecognized stocks.


        In seeking long-term capital growth, the Portfolio will normally invest at least 65% of its total assets in companies within the Russell 2000 Index market capitalization range and may invest up to 35% of its total assets (measured at the time of acquisition) in larger companies. Current income is not a consideration in selecting investments for the Portfolio. Equity securities of companies with relatively small market capitalization may be more volatile than the securities of larger, more established companies and the broad equity market indexes.


        The Portfolio may invest a limited portion of its assets in securities of issuers organized or headquartered outside the United States. However, such investments cannot exceed 10% of the Portfolio's total assets (measured at the time of acquisition). Foreign investments can involve risk, however, that may not be present in domestic securities. Please see "Foreign Investment Risks" in this prospectus and the Statement of Additional Information.

        The Portfolio may purchase and write options on securities and certain futures contracts and invest in certain futures contracts. The Portfolio may also engage in the following investment practices each of which may involve certain special risks: when-issued securities and repurchase agreements. The Statement of Additional Information contains more detailed information about these practices.

Corporate Bond Portfolio

        The investment objective of the Corporate Bond Portfolio is high total investment return through a combination of current income and capital appreciation. The Corporate Bond Portfolio seeks to achieve its investment objective by investing in debt securities (including convertibles), although up to 20% of its total assets (measured at the time of acquisition) may be invested in preferred stocks. In achieving high total investment returns through a combination of current income and capital appreciation, the Portfolio will normally invest at least 65% of its total assets in bonds. A limited portion of its total assets (measured at the time of acquisition) may also be invested in securities of foreign issuers and up to 35% of its total assets (measured at the time of acquisition) in securities of below investment grade quality. The Portfolio may also hold a portion of its assets in cash or money market instruments. Loomis, Sayles & Company, L.P. serves as sub-adviser to this Portfolio. As such, it is responsible for the day-to-day management of the Portfolio subject to the overall supervision of the Funds' Board of Directors and the Investment Adviser.

        The Portfolio may invest in fixed-income securities of any maturity. Fixed-income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed-income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers. Because interest rates vary, it is impossible to predict the income in fixed-income securities for any particular period. Therefore, the net asset value of the Portfolio's shares will vary as a result of changes in the value of the securities held. Fixed-income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates. In general, the values of fixed-income securities increase when prevailing interest rates fall and decrease when interest rates rise.
Credit risk relates to the ability of the issuer to make payments of principal and interest.

        The Portfolio may invest a portion of its assets in securities rated below investment grade (that is, below BBB by S&P or Baa by Moody's), including securities in the lowest rating categories and comparable unrated securities. The Portfolio may invest up to 35% of its total assets (measured at the time of acquisition) in such securities. For purposes of this percentage, a security will be treated as being of investment grade quality if at the time it is acquired at least one major rating agency has rated the security in its top four rating categories (even if another agency has issued a lower rating), or if the security is unrated but it is otherwise determined to be of comparable quality. Lower rated fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities. Lower rated fixed-income securities are considered predominately speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of the Portfolio investing in lower rated fixed-income securities may be more dependent on credit analysis than is the case with higher quality bonds. The market for lower rated fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the values of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB by S&P or Baa by Moody's) have some speculative characteristics.

        The Portfolio may also invest in "zero coupon" fixed-income securities. These securities accrue interest at a specified rate, but do not pay interest in cash on a current basis. If the Portfolio invests in zero coupon securities, it is required to distribute the income on these securities as the income accrues, even though the Portfolio is not receiving the income and cash on a current basis. Thus, the Portfolio may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed-income securities of comparable quality and maturity.

        The Portfolio may also invest in securities of issuers organized or headquartered outside of the United States. The Portfolio will not purchase a foreign security if, as a result, its holdings of foreign securities would exceed 20% of its total assets (measured at the time of acquisition); however, the Portfolio may invest any portion of its assets in securities of Canadian issuers. Foreign investments can involve risk that may not be present in domestic securities. Please see "Foreign Investment Risks" in this prospectus.

        The Portfolio may engage in foreign currency exchange transactions to protect the value of specific positions or in anticipation of changes in relative values of currencies in which current or future holdings are denominated or quoted. Please see "Foreign Currency Exchange Transactions" in this prospectus.

        The Portfolio may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless it has been determined that the particular issue of Rule 144A securities is liquid. Please see "Illiquid Securities" in this prospectus.

        The Portfolio may purchase and write options on securities and certain futures contracts and invest in certain futures contracts. The Portfolio may also engage in the following investment practices each of which involves certain special risks: collateralized mortgage obligations, when issued securities and repurchase agreements. The Statement of Additional Information contains more detailed information about these practices.

Foreign Equity Portfolio

        The investment objective of the Foreign Equity Portfolio is total return from long-term growth of capital and dividend income. The Foreign Equity Portfolio seeks to achieve its objective by investing primarily in international equity securities. Although the Portfolio seeks to invest primarily in common stocks, it may also invest in any type of equity security. Loomis, Sayles & Company, L.P. serves as sub-adviser to this Portfolio. As such, it is responsible for the day-to-day management of the Portfolio subject to the overall supervision of the Fund's Board of Directors and the Investment Adviser.

        In seeking to achieve its investment objective, the Portfolio will normally invest 65% of its total assets in equity securities of issuers headquartered outside of the United States. Under normal conditions, the Portfolio will contain equity securities of issuers from at least three countries outside the United States. The Portfolio may also hold a portion of its assets in cash or money market instruments.

        The Portfolio will not limit its investments to any particular type of company. First, a group of attractively valued countries will be selected. Within the selected countries, securities will be selected that are expected to offer the best value based on valuation and earnings growth expectations.

        Foreign investments can involve risk,  however,  that may not be present
in  domestic   securities.   Please  see  "Foreign  Investment  Risks"  in  this
prospectus.

        The Portfolio may also, from time to time, invest up to 20% of its assets in fixed-income securities issued or guaranteed by foreign governments (including their political subdivisions, agencies and authorities, and/or instrumentalities), issued by supranational agencies or issued by foreign companies, including but not limited to convertible debt and less than investment grade or non-rated debt. The net asset value of the Portfolio will vary as a result of changes in the value of bonds and other fixed-income securities held by the Portfolio. Fixed-income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. Credit risk relates to the ability of the issuer to make payments of principal and interest. Securities with a rating which is less than investment grade are commonly referred to as "junk bonds." Lower rated fixed-income securities generally provide higher yields, but are subject to greater credit and market risks than higher quality fixed-income securities and are considered predominately speculative with respect to the ability of the issuer to meet principal and interest payments. In addition, the secondary market may be less liquid for lower-rated fixed-income securities which may make the valuation and sale of the securities more difficult. The Statement of Additional Information contains more information about securities ratings.

        The Portfolio may invest in convertible securities, including corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The value of convertible securities that pay dividends or interest, like the value of all fixed-income securities, generally fluctuates inversely with changes in interest rates. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price. Convertible securities purchased by the Portfolio may be rated below investment grade or may be unrated.

        The Portfolio may also engage in the following investment practices each of which involves certain special risks: transactions in options and certain futures contracts and repurchase agreements. The Statement of Additional Information contains more detailed information about these practices.

        The Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. Please see "Foreign Currency Exchange Transactions" in this prospectus.

        The Portfolio may invest up to 10% of its assets (measured at the time of acquisition) in securities of investment companies which invest primarily in securities issued by foreign companies. As such, the Portfolio may indirectly bear investment management fees of such investment companies, which are in addition to the management fees the Portfolio pays its adviser.

        The Portfolio may purchase "illiquid securities," that is, securities which are not readily marketable, which includes securities whose disposition is restricted by federal securities laws. See "Illiquid Securities" in this prospectus.


        The portfolio turnover rate for the Portfolio in 1997 was in excess of 200%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio) and may result in greater tax liability.


Maxim Blue Chip Portfolio

        The investment objective of the Maxim Blue Chip Portfolio is long-term growth of capital and income. To achieve its objective, the Portfolio normally will invest primarily in common stocks of large, well-established, stable and mature companies, commonly known as "Blue Chip" companies.

        "Blue Chip" companies typically have long records of financial success and dividend payments and a reputation for quality management, products and services. The Portfolio normally invests at least 65% of its total assets (measured at the time of investment) in "Blue Chip" stocks that (1) are included in a widely recognized index of stock market performance such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, or the New York Stock Exchange Index; (2) generally pay regular dividends; and (3) have a market capitalization of at least $1 billion. The Portfolio may also invest in non-dividend paying companies if it is determined they offer favorable prospects for capital appreciation. The Portfolio may also invest up to 30% of its total assets (measured at the time of investment) in foreign securities and may invest, without limitation, in ADRs. Such investments may enhance return, but also involve some special risks. See "Foreign Investment Risks" in this prospectus.

        The Portfolio may purchase and write call and put options and enter into certain futures contracts on securities, financial indices and foreign currencies. Such transactions may be entered into for any number of reasons, including: to manage its exposure to changes in securities prices and foreign securities; as an efficient means of adjusting its overall exposure to certain markets; in an effort to enhance income; and to protect the value of portfolio securities. See the Statement of Additional Information for more detailed information about these investment practices.

        The Portfolio may engage in foreign currency exchange transactions to protect the value of specific positions or in anticipation of changes in relative values of currencies in which current or future holdings are denominated or quoted. See "Foreign Currency Exchange Transactions" in this prospectus and the Statement of Additional Information for more detailed information about these practices.

        The Portfolio may purchase "illiquid securities," that is, securities which are not readily marketable, which includes securities whose disposition is restricted by federal securities laws. See "Illiquid Securities" in this prospectus.

        The Portfolio may also invest in convertible securities, preferred stocks, bonds, debentures and other corporate obligations when it is determined that these investments may offer opportunities for capital appreciation. The Portfolio will invest in bonds, debentures, and corporate obligations only if they are rated investment grade (BBB or higher) at the time of purchase. The Portfolio may invest in convertible securities and preferred stocks which are rated in medium and lower categories by Moody's or S&P (Ba or lower by Moody's and BB or lower by S&P), but none may be rated lower than B. Securities rated B generally are less desirable investments and are deemed speculative as far as the issuer's capacity to pay interest and repay principal over a long period of time. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. The Portfolio may also invest in unrated convertible securities and preferred stocks if they are deemed to be equivalent in quality to the rated securities that the Portfolio may buy. The Portfolio will not invest more than 5% of its total assets
(measured at the time of investment) in bonds, debentures, convertible securities and corporate obligations rated below investment grade either at the time of purchase or as a result of a rating reduction after purchase, or in unrated securities that are believed to be equivalent in quality to securities rated below investment grade. This 5% limitation does not apply to preferred stocks.


        All or part of the  Portfolio's  assets may be invested  temporarily  in
U.S. and foreign-dollar denominated money market securities, including repurchase agreements, commercial paper, bank obligations, certificates of deposit, banker's acceptances, other cash equivalents and government securities if it is determined to be appropriate for purposes of enhancing liquidity or preserving capital in light of prevailing market or economic conditions. While in such a defensive position, the opportunity to achieve capital growth will be limited, and, to the extent that this assessment of market conditions is incorrect, the Portfolio will be foregoing the opportunity to benefit from capital growth resulting from increases in the value of equity investments.

        The portfolio turnover rate for the Portfolio in 1997 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio) and may result in greater tax liability.


Maxim MidCap Growth Portfolio

        The investment objective of the Maxim MidCap Growth Portfolio is to provide long-term appreciation by investing primarily in common stocks of medium-sized (mid-cap) growth companies. To achieve this objective, the Portfolio will invest at least 65% of its assets (measured at the time of investment) in a diversified portfolio of mid-cap companies whose earnings are expected to grow at a faster rate than the average mid-cap company.

        A mid-cap company is defined as one whose market capitalization (number of shares outstanding multiplied by share price) falls within the capitalization range of companies included in the Standard & Poor's 400 MidCap Index - generally, between $191 million and $6.5 billion. Mid-cap growth companies are often in the early, more dynamic phase of their life cycles, but are no longer considered new or emerging. Mid-cap companies tend to offer higher growth prospects than larger companies. At the same time, mid-cap companies tend to have greater resources, and therefore represent less risk, than smaller companies. In addition, mid-cap companies generally have sufficient financial resources and access to capital to finance their growth.

        The Portfolio will attempt to invest primarily in companies that offer proven products or services; have a historical record of above-average earnings growth; demonstrate the potential to sustain earnings growth; operate in industries experiencing increasing demands; or are believed to be undervalued in the market place.

        Mid-cap growth stocks entail greater risk and are usually more volatile than the shares of larger, more established companies. Since mid-cap companies usually reinvest a high portion of earnings in their own businesses, they tend to pay a lesser dividend than larger companies. Also, since investors buy mid-cap growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

        The Portfolio may invest in preferred equity, warrants and debt securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).

        The Portfolio may invest up to 25% (measured at the time of investment) in foreign securities. These include non-dollar denominated securities traded outside of the U.S. and dollar denominated securities of foreign issuers traded in the U.S. Such investments may enhance return, but also involve some special risks. See "Foreign Investment Risks" in this prospectus.

        The Portfolio may, for non-hedging purposes, invest 10% of its total assets in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures and options. For example, the principal amount, redemption or conversion terms of a security could be related to the market price of a commodity, currency, or securities index. Such securities may bear interest or pay dividends at low market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero. See also the Statement of Additional Information for more information about these types of transactions.

        The Portfolio may purchase "illiquid securities," that is, securities which are not readily marketable, which includes securities whose disposition is restricted by federal securities laws. See "Illiquid Securities" in this prospectus.

        The Portfolio may purchase and write call and put options and enter into certain futures contracts on securities and financial indices. Such transactions may be entered into for any number of reasons, including: to manage its exposure to changes in securities prices and foreign securities; as an efficient means of adjusting its overall exposure to certain markets; in an effort to enhance income; and to protect the value of portfolio securities. See the Statement of Additional Information for more detailed information about these investment practices.

        The Portfolio may engage in foreign currency exchange transactions to protect the value of specific positions or in anticipation of changes in relative values of currencies in which current or future holdings are denominated or quoted. See also "Foreign Currency Exchange Transactions" in this prospectus.

        The  Portfolio  may hold a certain  portion  of its  assets in U.S.  and
foreign-dollar   denominated  money  market  securities,   including  repurchase
agreements, high quality corporate bonds or notes and government securities.

Index Portfolio Management

        All index styled portfolios may utilize futures as a substitute for a comparable market position in the underlying securities, or for hedging purposes. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. The intent is to purchase and sell futures contracts so as to obtain the best price with consideration also given to liquidity.

        Stock index futures contracts may be purchased or sold to the extent that such activities would be consistent with the requirements of Section 4.5 of the regulations under the Commodity Exchange Act, under which the portfolios would be excluded from the definition of a "commodity pool operator." Accordingly, each portfolio may enter into futures positions in such futures contracts to the extent that the aggregate initial margins and premiums required to establish such positions do not exceed 5% of the liquidation value of the respective portfolio.

        Risks associated with the use of futures contracts are: (i) imperfect correlation between the change in value of securities included on the index and the prices of futures contracts; and (ii) possible lack of a liquid secondary market for a futures position when desired. The risk that a portfolio will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account.

        As a result, a relatively small price movement in a futures contract may result in substantial losses to the trader (i.e., the Portfolio). Traditional methods of securities analysis are not used by the Investment Adviser in making investment decisions for index styled portfolios. Rather a statistical selection technique is utilized to determine which securities it will purchase or sell in order to track the performance of the relevant index(es) to the extent feasible. In addition, from time to time, adjustments may be made in a portfolio's holdings due to change in the composition of the relevant index(es). Each index styled portfolio will attempt to achieve a correlation between its performance and that of the relevant index(es) of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when a portfolio's net asset value, including the value of its dividends and capital gains distributions, increases or decreases, is in exact proportion to change in the relevant index(es). The Investment Adviser will attempt to minimize any tracing error (that statistical measure of the difference between the investment results of a portfolio and that of the relevant index(es)) in making investments for a portfolio. However, brokerage and other transaction costs, as well as potential tracking errors, will tend to cause a portfolio's return to be lower than the return of the relevant index(es). There can be no assurance, however, as to how closely a portfolio's performance will correspond to the performance of the relevant index(es). Moreover, the index itself may not perform favorably in which case a Portfolio's performance would similarly be unfavorable.

Foreign Investment Risks

     Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers.

        There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

        A Portfolio's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities, delays and disruptions in securities settlement procedures.

        Most foreign securities in a Portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to a Portfolio in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a Portfolio's investments (even if the price of the investments is unchanged) and changes in the dollar value of a Portfolio's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a Portfolio's assets and on the net investment income available for distribution may be favorable or unfavorable.

        A Portfolio may incur costs in connection with conversions between various currencies. In addition, a Portfolio may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a Portfolio declares and pays a dividend, or between the time when a Portfolio accrues and pays an operating expense in U.S. dollars.

Foreign Currency Exchange Transactions

        Portfolios which engage in foreign currency exchange transactions do so in an attempt to protect against uncertainty in the level of future exchange rates. Some Portfolios may engage in foreign currency exchange transactions in connection with the purchase and sale of securities ("transaction hedging") and to protect against changes in the value of specific positions ("position hedging").

        A Portfolio may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which the Portfolio contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. A portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in securities denominated in that foreign currency.

        If conditions warrant, a Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

        For transaction hedging purposes a Portfolio may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

        A Portfolio may engage in position hedging to protect against the decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated, quoted or exposed (or an increase in the value of the currency in which the securities the Portfolio intends to buy are denominated, when the Portfolio holds cash or short-term investments). For position hedging purposes, a Portfolio may purchase or sell foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, the Portfolio may also purchase or sell foreign currency on a spot basis.

        A Portfolio's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. A Portfolio could hedge a foreign currency with forward contracts on another
("proxy") currency of which changes in value generally correlate with the currency to be hedged. Such "cross hedging" activities may be engaged in when it is believed that such transactions provide significant hedging opportunities. Cross hedging transactions involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

        Hedging transactions involve costs and may result in losses. A Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when it is believed the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. There is no assurance that appropriate foreign currency exchange transactions will be available with respect to all currencies in which investments may be denominated. Hedging transactions may also be limited by tax considerations. Hedging transactions may affect the character or amount of distributions.

Illiquid Securities

        Each Portfolio, other than the Money Market Portfolio, may invest up to 15% of its total assets in "illiquid securities" (taken as of the time of acquisition of an illiquid security). The Money Market Portfolio may invest up to 10% of its total assets in illiquid securities. Illiquid securities are securities that may not be sold in the ordinary course of business within seven days at approximately the price used in determining the net asset value of the Portfolio. This restriction applies to securities for which a ready market does not exist, such as restricted securities, but does not necessarily encompass all restricted securities. Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the Securities Act of 1933 which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, the Portfolios may make such investments. Whether or not such securities are "illiquid" depends on the market that exists for the particular security.

        The staff of the Securities and Exchange Commission has taken the position that the liquidity of Rule 144A securities is a question of fact for a board of directors to determined, such determination to be based on a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that while the board retains ultimate responsibility, it may delegate this function to an investment adviser. The Board of Directors of the Fund has delegated this responsibility to the Investment Adviser, and with respect to those Portfolios having a sub-adviser, the sub-adviser is responsible for determining the liquidity of Rule 144A securities.

        It is not possible to predict with assurance exactly how the market for Rule 144A securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on a Portfolio's liquidity.


Equity Securities Risk

        Investments in equity securities are subject to "stock market risk" - the possibility that stock prices in general will decline over short or extended periods and that investors may suffer loss of principal. Stock markets tend to be cyclical with periods when stock prices generally rise or fall. Since economic growth has been punctuated by declines, share prices of even the best-managed most profitable companies are subject to market risk. Swings in investor psychology and significant trading by large institutions can result in price declines. For this reason, equity investors should have a long-term investment horizon and be willing to wait out their markets.


Debt Securities

        Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. This sensitivity to interest rates is also referred to as "market risk."

        Debt obligations are rated based on their estimated credit risk by independent services such as S&P and Moody's. "Credit risk" relates to the ability of the issuer's ability to make payments of principal and interest when due.

        The lower a bond's quality, the more it is subject to credit risk and market risk and the more speculative it becomes. This is also true of most unrated debt securities. Investment grade securities are those rated AAA, AA, A or BBB by S&P or Aaa, Aa, A or Baa by Moody's or, if unrated, are judged to be of comparable quality to securities so rated. Debt securities rated BBB by S&P or Baa by Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories.

        Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value.

        Debt securities include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities;
(2) debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed securities and mortgage-related securities, including collateralized mortgage obligations ("CMOs"); and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other non-U.S.
issuers.

                                    MANAGEMENT OF THE FUND

        Overall responsibility for management and supervision of the Fund rests with the Fund's directors. There are currently five directors, three of whom are not "interested persons" of the Fund within the meaning of that term under the Investment Company Act of 1940. The Board meets regularly four times each year and at other times as necessary. By virtue of the functions performed by GW Capital Management as Investment Adviser, the Fund requires no employees other than its executive officers, none of whom devotes full time to the affairs of the Fund. These officers are employees of GWL&A and receive compensation from it. The Statement of Additional Information contains the names of, and general background information regarding, each Director and executive officer of the Fund.

Investment Adviser

        GW  Capital  Management,  located  at 8515 E.  Orchard  Rd.,  Englewood,
Colorado 80111, serves as the Fund's "Investment Adviser." Through Power Corporation of Canada, a holding and management company, the Investment Adviser is controlled by a Canadian investor, Paul Desmarais, and his associates. The Investment Adviser presently acts as the investment adviser for Great-West Variable Annuity Account A, a separate account of GWL&A registered as a management investment company, and certain non-registered, qualified corporate pension plan separate accounts of GWL&A. GW Capital Management is a registered investment adviser with the Securities and Exchange Commission.


        Subject to the supervision and direction of the Fund's Board of Directors, the Investment Adviser manages the Fund's portfolios in accordance with each Portfolio's stated investment objectives and policies, makes investment decisions for the Portfolios and places orders to buy and sell securities on behalf of the Fund or delegates these functions to a sub-adviser, as discussed below. The Investment Adviser provides investment advisory services and pays all the expenses, except extraordinary expenses, of the Portfolios described herein. As compensation for its services to the Fund, the Investment Adviser receives monthly compensation at the annual rate of 0.46% of the average daily net assets of the Money Market Portfolio; 0.60% of the average daily net assets of the Investment Grade Corporate Bond, Stock Index, Small-Cap Index, Value Index, Growth Index, U.S. Government Mortgage Securities, and Short-Term Maturity Bond Portfolios; 0.90% of the average daily net assets of the Corporate Bond Portfolio; and, 1.00% of the average daily net assets of the Small-Cap Value, Small-Cap Aggressive Growth, Foreign Equity, Maxim Blue Chip and Maxim MidCap Growth Portfolios.


        With respect to the Small-Cap Value, Small-Cap Aggressive Growth, Foreign Equity, Maxim MidCap Growth and Maxim Blue Chip Portfolios, the Investment Adviser pays all compensation of, and furnishes office space for, officers and employees of the Investment Adviser connected with investment management of these Portfolios, as well as the fees of all directors of the Fund who are affiliated persons of the Investment Adviser or any of its subsidiaries. All other expenses incurred in the operation of these Portfolios, including general administrative expenses are borne by these Portfolios, respectively. Accounting services are provided for these Portfolios by the Investment Adviser and these Portfolios reimburse the Adviser for its costs in connection with such services. However, the Adviser shall pay any expenses of the Fund which exceed an annual rate of 1.05% of the average daily net assets of the Maxim MidCap Growth Portfolio; 1.15% of the average daily net assets of the Maxim Blue Chip Portfolio; 1.30% of the average daily net assets of the Small-Cap Aggressive Growth Portfolio; 1.35% of the average daily net assets of the Small-Cap Value Portfolio; and 1.50% of the Foreign Equity Portfolio.


        The services provided to the Fund by the Investment Adviser depend on the smooth functioning of its computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Adviser has been actively working on necessary changes to its computer systems to deal with the year 2000 and expects that its systems will be adapted in time for that event.


     The day-to-day lead portfolio manager for the Investment Grade Corporate Bond Portfolio and the Short-Term Maturity Bond Portfolio is B.G. Masters. Mr. Masters is Manager, Public Bond Investments, GWL&A, 1993 to Present; Manager, Bond, Investment Grade Corporate Bond and Short-Term Maturity Bond Portfolios of Maxim Series Fund, June 1994 to Present. He was Assistant Manager, Public Bond Investments, GWL&A, 1987 to 1993.

     The day-to-day lead portfolio manager for the U.S. Government Mortgage Securities Portfolio is C.S. Tocher. Ms. Tocher is Manager, Public Bond Investments, GWL&A, 1993 to Present; Manager, U.S. Government Securities and U.S. Government Mortgage Securities Portfolio of Maxim Series Fund; June 1994 to Present. She was Associate Manager, Public Bond Investments, GWL&A, 1990 to 1993; Manager, Bond, Investment Grade Corporate Bond and Zero-Coupon Treasury Portfolios of Maxim Series Fund, 1990 to June 1994.

                                         Sub-Advisers

        Ariel Capital Management, Inc. ( Ariel ) is a privately held minority-owned money manager registered with the Securities and Exchange Commission as an investment adviser. It is an Illinois corporation with its principal business address at 307 North Michigan Avenue, Chicago, Illinois 60601. Subject generally to review and supervision by the Investment Adviser and the Board of Directors of the Fund, Ariel is responsible for the actual daily management of the Small-Cap Value Portfolio and for making decisions to buy, sell or hold any particular security.

        Ariel bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Small-Cap Value Portfolio.

     The day-to-day manager for the Small-Cap Value Portfolio is John W. Rogers, Jr. Mr. Rogers' business experience during the past five years is as Chief Investment Officer, Ariel Capital Management and Portfolio Manager, Calvert-Ariel Growth Fund.

        The Investment Adviser is responsible for compensating Ariel, which receives monthly compensation from the Investment Adviser at the annual rate of
 .40% of the average daily net asset value of the Small-Cap Value Portfolio up to $5 million, .35% on the next $10 million, .30% on the next $10 million, and .25% of such value in excess of $25 million.

        Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the sub-adviser of the Small-Cap Aggressive Growth, Corporate Bond and Foreign Equity Portfolios. As such, Loomis Sayles is responsible for daily managing the investment and reinvestment of assets of the Portfolios, subject generally to review and supervision of the Investment Adviser and the Board of Directors. Loomis Sayles bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with the investment and economic research, trading and investment management of the Portfolios

        Loomis Sayles is a Delaware limited partnership, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is One Financial Center, Boston, Massachusetts 02111.


     Jeffrey C. Petherick, Vice President of Loomis Sayles, and Mary Champagne, Vice President of Loomis Sayles, have day-to-day management responsibility for the Small-Cap Aggressive Growth Portfolio. Mr. Petherick has co-managed the Portfolio since the Portfolio's inception. Mr. Petherick joined Loomis Sayles in 1990. Ms. Champagne has co-managed the Portfolio since July 1995. Prior to joining Loomis Sayles in 1993, Ms. Champagne served as a portfolio manager at NBD Bank for 10 years.


        The day-to-day manager of the Corporate Bond Portfolio is Daniel J. Fuss, Executive Vice President of Loomis Sayles who also serves as the fund manager of the Loomis Sayles Bond Fund. Mr. Fuss has served as the portfolio manager of the Loomis Sayles Bond Fund since its inception in 1991.

        The day-to-day manager of the Foreign Equity Portfolio is Paul Drexler, Vice President of Loomis Sayles who also serves as the fund manager of the Loomis Sayles International Equity Fund (since 1996) and the New England International Equity Fund (since 1997).

        The Investment Adviser is responsible for compensating Loomis Sayles, which receives monthly compensation from the Investment Adviser at the annual rate of .50% on the first $10 million, .45% on the next $15 million, .40% on the next $75 million and .30% on all amounts over $100 million of the Small-Cap Aggressive Growth Portfolio; .30% on all assets of the Corporate Bond Portfolio; and, .60% on the first $10 million, .50% on the next $40 million, and .35% on amounts over $50 million on the Foreign Equity Portfolio.


        Founders Asset Management, LLC ("Founders") serves as the sub-adviser to the Maxim Blue Chip Portfolio. As such, Founders is responsible for daily management of the investment and reinvestment of assets of the Maxim Blue Chip Portfolio, subject generally to review and supervision of the Investment Adviser and the Board of Directors. Founders bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management for the Maxim Blue Chip Portfolio.

        Founders is a Delaware limited liability company, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 2930 East Third Avenue, Denver, Colorado 80206.


     The day-to-day manager of the Maxim Blue Chip Portfolio is Brian F. Kelly. Mr. Kelly also serves as the lead portfolio manager for the Founders Blue Chip and Balanced Funds. Mr. Kelly joined Founders in 1996. Prior to joining Founders, Mr. Kelly served as a portfolio manager (1993 - 1996) for INVESCO Trust Company, and as a senior equity investment analyst for Sears Investment Management Company (1986 - 1993).

        The Investment Adviser is responsible for compensating Founders, which receives monthly compensation from the Investment Adviser at the annual rate of
 .425% on the first $250 million, .35% on the next $250 million, .325% on the next $250 million and .30% on all amounts over $750 million.

        T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as the sub-adviser to the Maxim MidCap Growth Portfolio. As such, T. Rowe Price is responsible for daily management of the investment and reinvestment of assets of the Portfolio, subject generally to review and supervision of the Investment Adviser and the Board of Directors. T. Rowe Price bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with the investment and economic research, trading and investment management of the Maxim MidCap Growth Portfolio.

        T. Rowe Price is a Maryland corporation, registered as an investment adviser with the Securities and Exchange Commission. Its principal address is 100 East Pratt Street, Baltimore, Maryland 21202.


     The Maxim MidCap Growth Portfolio is managed by an investment advisory committee comprised of the following members: Brian W. Berghuis, Chairman, Marc
L. Baylin, James A. Kennedy and John F. Wakeman. The committee chairman has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio's investment program. This investment committee also serves as the investment committee for the T. Rowe Price Mid-Cap Growth Portfolio. Mr. Berghuis has been Chairman of the T. Rowe Price Mid-Cap Growth Fund since 1992. He has been managing investments since joining T. Rowe Price in 1985.


        The Investment Adviser is responsible for compensating T. Rowe Price, which receives monthly compensation from the Investment Adviser at the annual rate of .50% on all assets of the Maxim MidCap Growth Portfolio.

                              DIVIDENDS, DISTRIBUTIONS AND TAXES

        Dividends from investment income of the Money Market Portfolio shall be declared daily and reinvested monthly in additional shares of the Portfolio at net asset value. Dividends from investment income of the Investment Grade Corporate Bond, U.S. Government Mortgage Securities and Short-Term Maturity Bond Portfolios shall be declared and reinvested quarterly. Dividends from net investment income of the Stock Index, Small-Cap Index, Growth Index, Value Index, Small-Cap Value, Maxim Blue Chip, Maxim MidCap Growth and Corporate Bond Portfolios shall be declared and reinvested semi-annually. Dividends from net investment income of the Small-Cap Aggressive Growth and Foreign Equity
Portfolios shall be declared and reinvested annually. Distributions of net realized capital gains, if any, are declared in the fiscal year in which they have been earned and are reinvested in additional shares of the Fund at net asset value.

        The Fund has qualified, and intends to continue to qualify, as a registered investment company under Subchapter M of the Internal Revenue Code ("Code"). Each Portfolio of the Fund will be treated as a separate corporation for federal income tax purposes. The Fund intends to distribute all of its net income so as to avoid any Fund-level tax. Therefore, dividends derived from interest and distributions of any realized capital gains will be taxable, under Subchapter M, to the Fund's shareholders, which in this case are the Series Accounts of GWL&A and MetLife. The Fund also intends to distribute sufficient income to avoid the imposition of the Code Section 4982 excise tax.

        For a discussion of the taxation of GWL&A/MetLife and the Series Accounts, see "Federal Tax Considerations" included in the applicable Series Account prospectus.

                               PURCHASE AND REDEMPTION OF SHARES

        Shares of the Fund are sold and redeemed at their net asset value next determined after initial receipt of a purchase order or notice of redemption without the imposition of any sales commission or redemption charge. However, certain deferred sales and other charges may apply to the variable contracts. Such charges are described in the applicable Series Account prospectus.

                                     VALUATION  OF SHARES

        A portfolio's net asset value per share is determined as of 4:00 p.m., EST/EDT once daily Monday through Friday, except on holidays on which the New York Stock Exchange is closed.

        Net asset value of a portfolio share is computed by dividing the value of the net assets of the portfolio by the total number of portfolio shares outstanding. Portfolio securities that are listed on an established securities exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked price. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by a pricing service that may be retained by the Fund.

        Market quotations of foreign securities in foreign currency are translated to U.S. dollars at the prevailing rate of exchange. Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Board of Directors. Such a determination may take into account, for example, quotations by dealers or issuers for securities of similar type, quality, and maturity, or valuations furnished by a pricing service retained by the Fund.

        Money market securities held by the Fund with 60 days or less remaining to maturity are valued on an amortized cost basis, which involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security.

                                    THE FUND AND ITS SHARES

        The Fund was incorporated under the laws of the State of Maryland on December 7, 1981 and is registered with the Securities and Exchange Commission as an open-end, management investment company. The Fund commenced operations on February 25, 1982.

        The Fund offers a separate class of common stock for each portfolio. All shares will have equal voting rights, except that only shares of a respective portfolio will be entitled to vote on matters concerning only that portfolio. Each issued and outstanding share of a portfolio is entitled to one vote and to participate equally in dividends and distributions declared by that portfolio and, upon liquidation or dissolution, to participate equally in the net assets of such portfolio remaining after satisfaction of outstanding liabilities. The shares of each portfolio, when issued, will be fully paid and non-assessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so and, in such event, holders of the remaining shares would not be able to elect any directors.

        The Series Accounts, as part of GWL&A or of MetLife, and The Great-West Life Assurance Company, which provided the Fund's initial capitalization, will be holders of the shares and be entitled to exercise the rights directly as described in the applicable Series Account prospectus.

        The Fund offers its shares to the Series Accounts. For various reasons, it may become disadvantageous for one or more of the Series Accounts to continue to invest in Fund shares. In such an event, one or more Series Accounts may redeem its Fund shares. For further information, see the Statement of Additional Information.

                                PERFORMANCE RELATED INFORMATION

        The  Fund  may  advertise  certain  performance   related   information.
Performance information about the Fund is based on the Fund's past performance only and is no indication of future performance.

        The Fund may include total return in advertisements or other sales materials regarding the Portfolios. When the Fund advertises the total return of one of these portfolios, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the portfolio at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

        Some of the Portfolios may also advertise their yield in addition to total return. This yield will be computed by dividing the net investment income per share earned during a recent one-month period by the net asset value of a Fund share (reduced by any dividend expected to be paid shortly out of Fund income) on the last day of the period.

        The Money Market Portfolio may advertise its yield and effective yield. The yield of the Money Market Portfolio is based upon the income earned by the Portfolio over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested in portfolio shares and thus compounded in the course of a 52-week period.

YIELDS


        Yield (and effective yield, in the case of the Money Market Portfolio) will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, securities of other investment companies or other investments which are insured and/or pay a fixed yield for a stated period of time. In addition, the yield and effective yield information may be of limited use for comparative purposes because it does not reflect charges imposed at the Series Account level which, if included, would decrease the yield. Moreover, the yields shown reflect past performance only and are not intended to indicate, predict or guarantee future performance. For information on the method used to calculate the yields shown below, see the Statement of Additional Information.


                                         Yield**              Effective Yield**
MONEY MARKET PORTFOLIO

Comparison Information (1)                          5.27%          5.41%

INVESTMENT GRADE CORPORATE

  BOND PORTFOLIO                                    5.73%
U.S. GOVERNMENT MORTGAGE
 SECURITIES PORTFOLIO                        9.57%
STOCK INDEX PORTFOLIO                        1.15%
SMALL-CAP INDEX PORTFOLIO                    0.48%
GROWTH INDEX PORTFOLIO                              1.01%
VALUE INDEX PORTFOLIO                        1.53%
SMALL-CAP VALUE PORTFOLIO                    2.06%
CORPORATE BOND PORTFOLIO                     6.51%

SMALL-CAP AGGRESSIVE

 GROWTH PORTFOLIO                                   1.67%
FOREIGN EQUITY PORTFOLIO                                  -2.66%

SHORT-TERM MATURITY

  BOND PORTFOLIO                                    5.39%
BLUE CHIP PORTFOLIO                                 1.70%
MIDCAP GROWTH PORTFOLIO                            -0.27%


     **Yield and effective yield for the Money Market Portfolio is for the 7-day period ended December 31, 1997. Yield for the other Portfolios is for the month ended December 31, 1997. All the yield and effective yield calculations above take into account charges against the Portfolio. All yield and effective yield information is annualized. (1) The Donoghue MONEY FUND AVERAGE lists 772 taxable money funds that are available to individual investors.


TOTAL RETURNS


        All total return calculations assume the full redemption of the Portfolio at the end of the period for which the calculation was made. These returns also reflect annual returns over the period indicated. For information on the method used to calculate the returns shown below, see the Statement of Additional Information. The performance shown reflects past performance only and is not intended to indicate, predict or guarantee future performance. Total return information, however, may be of limited use for comparative purposes because it does not reflect charges imposed at the Series Account level which, if included, would decrease total return.


                                            One           Five          Ten            Since++

                                            Year          Year          Year               Inception

INVESTMENT GRADE CORPORATE

 BOND PORTFOLIO                             6.85%         6.30%         N/A            6.46%
Comparison Information (2)

U.S. GOVERNMENT MORTGAGE

 SECURITIES PORTFOLIO               8.51%          6.74%         N/A            8.62%
Comparison Information (6)
STOCK INDEX PORTFOLIO+                      32.20%        19.15%        15.53%

Comparison Information (3)

SMALL-CAP INDEX PORTFOLIO           21.00%         N/A           N/A            13.86%
Comparison Information (12)
GROWTH INDEX PORTFOLIO                      29.26%        N/A           N/A            21.22%

Comparison Information (7)

VALUE INDEX PORTFOLIO               34.08%         N/A           N/A            21.11%
Comparison Information (8)
SMALL-CAP VALUE PORTFOLIO           27.86%         N/A           N/A            14.71%

Comparison Information (3)

CORPORATE BOND PORTFOLIO            12.70%         N/A           N/A            15.90%
Comparison Information (10)
FOREIGN EQUITY PORTFOLIO                    -5.69%        N/A           N/A            0.44%

Comparison Information (9)
SMALL-CAP AGGRESSIVE

GROWTH PORTFOLIO                            24.50%        N/A           N/A            25.50%
Comparison Information (5)

SHORT-TERM MATURITY

BOND PORTFOLIO                      6.14%          N/A           N/A            5.76%
Comparison Information (11)
BLUE CHIP PORTFOLIO                         N/A           N/A           N/A            6.43%
Comparison Information (3)
MIDCAP GROWTH PORTFOLIO                     N/A           N/A           N/A            22.90%
Comparison Information (5)


        +From September 24, 1984 until December 1, 1992, the Stock Index Portfolio was named the Growth Portfolio and prior to September 24, 1984, was named the Income/Equity Portfolio. During these periods, the Portfolio's investment policies differed from the Stock Index Portfolio's current policies.


        ++ The Investment Grade Corporate Bond, U.S. Government Mortgage Securities were established effective December 1, 1992. The Small-Cap Index, Growth Index and Value Index, and Small-Cap Value Portfolios were established effective December 1, 1993. The Small-Cap Aggressive Growth, Corporate Bond and Foreign Equity Portfolios were established effective November 1, 1994. The Short-Term Maturity Bond Portfolio was established effective August 1, 1995. The Blue Chip and MidCap Growth Portfolios were established effective July 1, 1997.

                                      GENERAL INFORMATION

Reports to Shareholders

        The fiscal year of the Fund ends on December 31 of each year. The Fund will send to its shareholders, at least semiannually, reports showing performance of the Fund's Portfolios and other information. An annual report, containing financial statements, audited by independent certified public accountants, will be sent to shareholders each year.

Custodian

        Bank of New York ("BONY"), New York City, New York, acts as custodian of the Fund's assets. BONY has custody of the Fund's assets held within and outside the United States. BONY holds the Fund's assets in safekeeping and collects and remits the income thereon subject to the instructions of the Fund.

Independent Auditors

        Deloitte & Touche LLP has been selected as the  independent  auditors of
the  Fund.  The  selection  of   independent   auditors  is  subject  to  annual
ratification by the Fund's shareholders.

Legal Counsel


        Jorden Burt Boros Cicchetti Berenson & Johnson, LLP is counsel for the Fund.


Additional Information

        The telephone number or the address of the Fund appearing on the front page of this prospectus should be used for requests for additional information.

125



                  -----------------------------------------------------------

                                    MAXIM SERIES FUND, INC.

                  -----------------------------------------------------------


                              STATEMENT OF ADDITIONAL INFORMATION


               This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Prospectus for the Fund. A copy of the Prospectus may be obtained from the Fund by writing the Fund at 8515 E. Orchard Rd., Englewood, Colorado 80111 or by calling the Fund at (303) 689-3000.





                  -----------------------------------------------------------


                                  G W CAPITAL MANAGEMENT, LLC

                                      Investment Adviser

                  -----------------------------------------------------------


                      The date of the Prospectus to which this Statement
                       of Additional Information relates and the date of

                          this Statement of Additional Information is
                                          May 1, 1998

                                       TABLE OF CONTENTS




                                                                                Cross-reference
                                                                                to page(s) in
                                                                 Page             Prospectus

Sale of Shares.............................

The Fund Portfolios........................

        Description of Investment Securities..
        Information About Securities Ratings..
        Investment Limitations................
        Foreign Securities....................
        Lending of Portfolio Securities.......

Management of the Fund.....................

        Directors and Officers................
        The Investment Adviser................
        The Sub-Advisers......................

Portfolio Transactions and Brokerage.......
        Portfolio Turnover....................
        Placement of Portfolio Brokerage......

Purchase and Redemption of Shares..........

Calculation of Yield and Return............

Price Make-Up Sheets.......................

Financial Statements........................

                                                   171
                                             SALE OF SHARES


Shares of the Fund are sold to the FutureFunds Series Account, Maxim Series Account and Retirement Plan Series Account which are separate accounts established by GWL&A to receive and invest premiums paid under variable annuity contracts issued by GWL&A. Shares of the Fund are also sold to TNE Series (K) Account of Metropolitan Life Insurance Company ("MetLife") to fund benefits under variable annuity contracts. Shares of the Fund are also sold to the Pinnacle Series Account, a separate account established by GWL&A to fund variable life insurance policies. Shares of the Fund are, and in the future may be, sold to other separate accounts of GWL&A, its affiliates or other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although no such disadvantages are currently foreseen either to variable life insurance policyowners or to variable annuity contract owners, the Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policyowners and contract owners and to determine what action, if any, should be taken in response thereto. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, (3) changes in the investment management of any portfolio of the Fund, or (4) differences in voting instructions between those given by policyowners and those given by contract owners.

                                           THE FUND PORTFOLIOS

The discussion that follows provides supplemental information to the discussion captioned "The Fund Portfolios" in the Prospectus.


The Fund commenced operations as a management investment company in 1982 with three portfolios, the Money Market, Bond and Income/Equity Portfolios. Pursuant to shareholders' approval, the investment objectives of the Income/Equity Portfolio were changed to that of a growth-type portfolio and it was renamed the Growth Portfolio effective September 24, 1984. Subsequently, the investment objectives of the Growth Portfolio were again changed to that of an index-type portfolio and it was renamed the Stock Index Portfolio effective December 1, 1992. The Government Guaranteed Portfolio was added effective January 30, 1985. Subsequently, pursuant to approval of the shareholders, the investment objectives of the Government Guaranteed Portfolio were changed and it was renamed the Government and High Quality Securities Portfolio effective July 29, 1987. Pursuant to approval of the shareholders, the investment objectives of the Government and High Quality Securities Portfolio were changed and it was renamed the U.S. Government Securities Portfolio effective May 1, 1990. The Investment Grade Corporate Bond and the U.S. Government Mortgage Securities Portfolios were added effective December 1, 1992. The Small-Cap Index, Value Index, Growth Index, Small-Cap Value and International Equity Portfolios were added effective December 1, 1993. The Mid-Cap Portfolio was added effective January 3, 1994. The Corporate Bond, Small-Cap Aggressive Growth, Foreign Equity, Maxim T. Rowe Price Equity/Income, Maxim INVESCO Small-Cap Growth and Maxim INVESCO ADR Portfolios were added effective November 1, 1994. The Short-Term Maturity Bond Portfolio was added effective August 1, 1995. The Maxim INVESCO Balanced Portfolio was added effective October 1, 1996. The Maxim MidCap Growth and Maxim Blue Chip Portfolios were added effective July 1, 1997. The Maxim Aggressive Profile, Moderately Aggressive Profile, Moderate Profile, Moderately Conservative Profile and Conservative Profile Portfolios were added effective September 1, 1997.


Description of Investment Securities

1. Asset-Backed Securities. Asset-backed securities may be classified as pass-through certificates of collateralized obligations. They depend primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.

     Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in any underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

     Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purposes of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing the debt instrument are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the security and any credit support provided. As a result, although payments on such securities are obligations of the issuers, in the event of a default on the underlying assets not covered by credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

2. Bankers' Acceptance. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. The Fund generally will not invest in acceptances with maturities exceeding 7 days where to do so would tend to create liquidity problems.

3. Certificate of Deposit. A certificate of deposit generally is a short-term, interest bearing negotiable certificate issued by a commercial bank or savings and loan association against funds deposited in the issuing institution.

4. Collateralized Mortgage Obligations. A Collateralized Mortgage Obligation ("CMO") is a bond which uses certificates issued by the Government National Mortgage Association, or the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation as collateral in trust. The trust then issues several bonds which will be paid using the cash flow from the collateral. The trust can redirect cash flow temporarily, first paying one bond before other bonds are paid. The trust can also redirect prepayments from one bond to another bond, creating some stable bonds and some volatile bonds. The proportion of principal cash flow and interest cash flow from the collateral flowing to each bond can also be changed, creating bonds with higher or lower coupons to the extreme of passing through the interest only to one bond and principal only to another bond. Variable rate or floating coupon bonds are also often created through the use of CMO's.

5. Commercial Paper. Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.


6. Covered Options. There are two types of covered options. A covered call option gives the purchaser the right to buy the underlying securities from the seller at a stated exercise price. In writing a covered call option, the seller must own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). A covered put option gives the purchaser the right to sell the underlying securities at a stated price. In the case of a covered put option, the seller will hold cash and/or high-grade short-term debt obligations or liquid equity securities equal to the price to be paid if the option is exercised. The seller will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. Combinations of covered puts and calls may be written on the same underlying security.


     Put options may be purchased to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option because the holder of the option is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the seller will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

     Premiums are received from writing a put or call option, which increases the return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the seller limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the seller assumes the risk that it may be required to purchase the underlying security for an exercises price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

     Call options may be purchased to hedge against an increase in the price of securities that the purchaser wants ultimately to buy. Such hedge protection is provided during the life of the call option since the holder of the call option is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transactions costs.

     Special risks are presented by internationally-traded options. Because of time differences, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

7. Dealer (Over-the-Counter) Options. A dealer option is an option which is not traded on an exchange and may be exercised through the dealer from whom it had purchased the option. If a Portfolio were to purchase a dealer option, failure by the dealer to perform on the option would result in the loss of the premium paid as well as loss of the expected benefit of the transaction.

     Dealer options do not have a continuous liquid market as do exchange-traded options. Consequently, the value of a dealer option may be realized only be exercising it or reselling it to the dealer who issued it. Dealer options will only be entered into with dealers who will agree to and which are expected to be capable of entering into closing transactions; however, there can be no assurance the a dealer option may be liquidated at a favorable price at any time prior to expiration. In the event of an insolvency of the contra party, a dealer option may not be liquidated.

     The staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The cover used for written over-the-counter options may be treated as liquid if the dealer agrees that the over-the-counter option which the dealer has written may be repurchased for a maximum price to be calculated by a predetermined formula. In such cases, the over-the-counter option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. Accordingly, dealer options will be treated as subject to the limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instrument accordingly.

8. Eurodollar Certificate of Deposit. A Eurodollar certificate of deposit is a short-term obligation of a foreign subsidiary of a U.S. bank payable in U.S. dollars.

9. Floating Rate Note. A floating rate note is debt issued by a corporation or commercial bank that is typically several years in term but has a resetting of the interest rate on a one to six month rollover basis.

10. Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. When used with foreign currency exchange transactions, a forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the seller, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. Forward contracts can be used to protect the value of a seller's investment securities by establishing a rate of exchange that the seller can achieve at some future point in time; they do not simulate fluctuations in the underlying prices of the securities. Additionally, although forward contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gains that might result should the value of such currency increase. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the need of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

11. Hybrid Instruments. Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. The risks associated with hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time.


12. Index Futures Contracts. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying security in the index is made. When purchasing an index futures contract or selling index futures, (1) a segregated account consisting of cash, U.S. Government securities, or other liquid high-grade debt securities or liquid equity securities must be maintained with the custodian bank (and marked to market daily) which, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract; or (2) the Fund must "cover" its position.


13. Interest Rate Transactions. Interest rate swaps and interest rate caps and floors are types of hedging transactions which are utilized to attempt to protect the Portfolio against and potentially benefit from fluctuations in interest rates and to preserve a return or spread on a particular investment or portion of the Portfolio's holdings. These transactions may also be used to attempt to protect against possible declines in the market value of the Portfolio's assets resulting from downward trends in the debt securities markets (generally due to a rise in interest rates) or to protect unrealized gains in the value of the Portfolio's holdings, or to facilitate the sale of such securities.

     Interest rate swaps involve the exchange with another party of commitments to pay or receive interest; e.g., an exchange of fixed rate payments for variable rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

     The successful utilization of interest rate transactions depends on the Portfolio manager's ability to predict correctly the direction and degree of movements in interest rates. If the Portfolio manager's judgment about the direction or extent of movement in interest rates is incorrect, the Portfolio's overall performance would be worse than if it had not entered into such transactions. For example, if the Portfolio purchases an interest rate swap or an interest rate floor to hedge against the expectation that interest rates will decline but instead interest rates rise, the Portfolio would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparts under the swap agreement or would have paid the purchase price of the interest rate floor.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. Interest rate swaps, caps and floors are considered by the Staff of the Securities and Exchange Commission to be illiquid securities and, therefore, the Portfolio may not invest more than 15% of its assets in such instruments. Finally, there can be no assurance that the Portfolio will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Portfolio manager believes are advantageous to the Portfolio. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Portfolio will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

14. Repurchase Agreements. A repurchase agreement is an instrument under which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a mutually agreed upon time and price. The total amount received on repurchase is calculated to exceed the price paid by the purchaser, reflecting an agreed upon market rate of interest for the period from the time of purchase of the security to the settlement date (i.e., the time of repurchase), and would not necessarily relate to the interest rate on the underlying securities. A purchaser will only enter repurchase agreements with underlying securities consisting of U.S. Government or government agency securities, certificates of deposit, commercial paper or bankers' acceptances, and will be entered only with primary dealers. While investment in repurchase agreements may be made for periods up to 30 days, it is expected that typically such periods will be for a week or less. The staff of the Securities and Exchange Commission has taken the position that repurchase agreements of greater than 7 days should be limited to an amount not in excess of 15% (together with other illiquid investments) of a purchaser's total assets.

     Although repurchase transactions usually do not impose market risks on the purchaser, the purchaser would be subject to the risk of loss if the seller fails to repurchase the securities for any reason and the value of the securities is less than the agreed upon repurchase price. In addition, if the seller defaults, the purchaser may incur disposition costs in connection with liquidating the securities. Moreover, if the seller is insolvent and bankruptcy proceedings are commenced, under current law, the purchaser could be ordered by a court not to liquidate the securities for an indeterminate period of time and the amount realized by the purchaser upon liquidation of the securities may be limited.

15. Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by the seller, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. The seller will use the proceeds of the reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The seller will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction.

16. Stripped Treasury Securities. Zero-Coupon Treasury Securities come in two forms: U.S. Treasury bills issued directly by the U.S. Treasury and U.S. Treasury bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from Treasury bonds and notes and resold them in custodial receipt programs with a number of different names. The underlying Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities, in trust on behalf of the owners thereof.

     Publicly filed documents state that counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that for Federal tax and securities purposes, purchasers of such certificates most likely will be deemed the beneficial holders of the underlying U.S. Government securities. In addition, such documents state that the terms of custody for the custodial receipt programs generally provide that the underlying debt obligations will be held separate from the general assets of the custodian and will not be subject to any right, charge, security interest, lien, or claim of any kind in favor of the custodian or any person claiming through the custodian, and the custodian will be responsible for applying all payments received on these underlying debt obligations, if any, to the related receipts or certificates without making any deductions other than applicable tax withholding. The custodian is required to maintain insurance in customary amounts to protect the holders of the receipts or certificates against losses resulting from the custody arrangement. The holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges of owners of the underlying debt obligations, including the right, in the event of default, to proceed directly and individually against the U.S. Government without acting in concert with other holders of such receipts or the custodian.

     When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold off separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in bundled form. Purchasers of Stripped Treasury Securities acquire, in effect, discount obligations that are economically identical to the "zero coupon bonds" that have been issued by corporations.

     The U.S. Treasury has facilitated transfers of ownership of Stripped Treasury Securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry recordkeeping system. The Federal Reserve program, as established by the U.S. Treasury Department, is known as Separate Trading of Registered Interest and Principal of Securities or "STRIPS". The plan eliminates the need for the trust or custody arrangements.

17. Swap Deposit. Swap deposits are foreign currency short-term investments consisting of a foreign exchange contract, a short-term note in foreign currency and a foreign exchange forward contract that is totally hedged in U.S. currency. This type of investment can produce competitive yield in U.S. dollars without incurring risks of foreign exchange.

18. Time Deposit. A time deposit is a deposit in a commercial bank for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

19. Variable Amount Master Demand Note. A variable amount master demand note is a note which fixes a minimum and maximum amount of credit and provides for lending and repayment within those limits at the discretion of the lender. Before investing in any variable amount master demand notes, the liquidity of the issuer must be determined through periodic credit analysis based upon publicly available information.

20. Warrants. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

21. When-issued Securities. When the purchase of securities on a "when-issued" or on a "forward delivery" basis is permitted, it is expected that, under normal circumstances, delivery of such securities will be taken. When a commitment to purchase a security on a "when-issued" or on a "forward delivery" basis is made, procedures are established for such purchase consistent with the relevant policies of the Securities and Exchange Commission. Since those policies currently recommend that assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, cash or other liquid assets sufficient to cover any commitments or to limit any potential risk are expected to be held. However, although it is not intended that such purchases would be made for speculative purposes and adherence to the provisions of the Securities and Exchange Commission policies is expected, purchase of securities on such bases may involve more risk than other types of purchases. For example, the sale of assets which have been set aside in order to meet redemptions may be required. Also, if it is determined that it is advisable as a matter of investment strategy to sell the "when-issued" or "forward delivery" securities, the then available cash flow or the sale of securities would be required to meet the resulting obligations, or, although it would not normally be expected, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than the payment obligation).

Information about Securities Ratings

                            Corporate Bonds - Moody's Investors Service, Inc.

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                             Corporate Bonds - Standard & Poor's Corporation

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity for bonds rated BBB than for bonds in the A category.

BB, B, CCC, and CC - Standard & Poor's describes the BB, B, CCC and CC rated issues together with issues rated CCC and CC. Debt in these categories is regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - The rating C is reserved for income bonds on which no interest is being paid.

D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                           Commercial Paper - Moody's Investors Service, Inc.

"Prime-1" - Commercial Paper issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

"Prime-2" - Issuers in the Commercial Paper market rated Prime-2 are high quality. Protection for short-term holders is assured with liquidity and value of current assets as well as cash generation in sound relationship to current indebtedness. They are rated lower than the best commercial paper issuers because margins of protection may not be as large or because fluctuations of protective elements over the near or immediate term may be of greater amplitude. Temporary increases in relative short and overall debt load may occur. Alternative means of financing remain assured.

"Prime-3" - Issuers in the Commercial Paper market rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earning and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                            Commercial Paper - Standard & Poor's Corporation

"A" - Issuers assigned this highest rating are regarded as having the greatest capacity for timely payment. Issuers in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

"A-1" - This designation indicates that the degree of safety regarding timely payment is very strong.

"A-2" - Capacity for timely payment for issuers with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

"A-3" - Issuers carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.


                                         Investment Limitations


The Fund has adopted limitations on the investment activity of its Portfolios which are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Fund, including a majority of the shares of each Portfolio affected by the change. These limitations apply to all Portfolios except the Maxim T. Rowe Price Equity/Income, Maxim MidCap Growth, Maxim INVESCO Balanced, Maxim Blue Chip, Aggressive Profile, Moderately Aggressive Profile, Moderate Profile, Moderately Conservative Profile and Conservative Profile Portfolios. Please see descriptions starting on page 14 of the investment limitations applicable to these Portfolios. If only one Portfolio is affected, only shares of that Portfolio are entitled to vote. "Majority" for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. A complete statement of all such limitations are set forth below.


The Fund (i.e., each Portfolio) will not:

1. (a) Invest more than 15% of its total assets (taken at market value at the time of each investment) in obligations (excluding repurchase agreements) of any one bank, or, with respect to 75% of its assets, invest more than 5% of such assets in the securities (other than United States Government or government agency securities) of any one issuer other than a bank (but including repurchase agreements with any one bank); and (b) purchase more than either (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies, bank money instruments or bank repurchase agreements. Under the diversification requirements of the Investment Company Act of 1940 applicable to diversified investment companies, such as the Fund, the Fund may not invest more than 5% of the value of its total assets in the securities of any one issuer (except that this statutory restriction does not apply with respect to 25% of the value of an investment company's total assets). Under the Fund's current interpretation of the statutory diversification tests, bank obligations of the type in which the Fund invests are not subject to this 5% limitation and thus the Fund's only limitation in this regard is the 15% limitation set forth above. The staff of the Securities and Exchange Commission, however, has taken the position that certain bank obligations are subject to the statutory 5% limitation, and further action by the Commission may make it necessary that the Fund revise its investments in bank obligations so as not to exceed the 5% limitation in order for the Fund to maintain its status as a diversified company. This investment restriction does not apply to the Investment Grade Corporate Bond, U.S. Government Mortgage Securities or Short-Term Maturity Bond Portfolios.

2. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Alone or together with any other investor make investments for the purpose of exercising control over, or management of any issuer.

4. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved, and only if immediately thereafter not more than 10% of such Fund's total assets, taken at market value, would be invested in such securities; and except that the Foreign Equity Portfolio may invest up to 10% of its total assets at the time of acquisition in securities of any investments companies. This investment restriction does not apply to the Short-Term Maturity Bond Portfolio.

5. Purchase or sell interests in commodities, commodities contracts, oil, gas or other mineral exploration or development programs, or real estate, except that the Fund may purchase securities of issuers which invest or deal in any of the above; provided, however, that the Bond, Stock Index, Small-Cap Index, Growth Index, Value Index, MidCap, International Equity, Small-Cap Value, Corporate Bond, Foreign Equity, Small-Cap Aggressive Growth, Maxim INVESCO Small-Cap Growth, Maxim INVESCO ADR and Short-Term Maturity Bond Portfolios may invest in futures contracts based on financial indices, foreign currency transactions and options on permissible futures contracts.

6. Purchase securities for the Fund which cannot be sold without registration or the filing of a notification under federal or state securities laws if, as a result, such investments would exceed 10% of the value of such Fund's net assets (15% for the Maxim INVESCO Small-Cap Growth and Maxim INVESCO ADR Portfolios). This investment restriction does not apply to the Short-Term Maturity Bond Portfolio.

7. Purchase any securities on margin (except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and the Bond, Stock Index, Small-Cap Index, Value Index, Growth Index, International Equity, Small-Cap Value, MidCap, Corporate Bond, Short-Term Maturity Bond, Small-Cap Aggressive Growth, Foreign Equity, Maxim INVESCO Small-Cap Growth and Maxim INVESCO ADR Portfolios may make margin payments in connection with transactions in currency futures contracts) or make short sales of securities or maintain a short position.

8. Make loans, except as provided in limitation (9) below and except through the purchase of obligations in private placements (the purchase of publicly-traded obligations are not being considered the making of a loan).

9. Lend its portfolio securities in excess of 20% of its total assets, taken at market value at the time of the loan, and provided that such loan shall be made in accordance with the guidelines set forth under "Lending of Portfolio Securities", in this Statement of Additional Information (33 1/3% for the Short-Term Maturity Bond Portfolio).

10. Borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes. In the event the Fund borrows in excess of 5% of its total assets, at the time of such borrowing it will have an asset coverage of at least 300%. As a matter of policy, all borrowings will be repaid before any investments are made.

11. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in limitation (10) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's total assets, taken at market value at the time thereof. The Fund will not, as a matter of operating policy, mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of the value of pledged securities will exceed 10% of the value of the Fund's shares. This restriction does not apply to segregated accounts.

12. Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

13. Write, purchase or sell puts, calls or combinations thereof, except that the Bond, Small-Cap Index, Value Index, Growth Index, MidCap, International Equity, Small-Cap Value, Corporate Bond, Small-Cap Aggressive Growth, Foreign Equity, Short-Term Maturity Bond, Maxim INVESCO Small-Cap Growth and Maxim INVESCO ADR Portfolios may buy and sell put and call options (and any combination thereof) on securities (including index options), on index futures contracts, on securities indices, and on foreign currencies (to the extent a Portfolio may invest in foreign currencies) and may buy and sell put and call warrants, the values of which are based upon securities indices. In addition, the Bond Portfolio may buy and sell put and call options ( and any combination thereof) on permissible futures contracts.

14. Sell securities short or purchase securities on margin.

15. Invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets, taken at market value at the time of investment, would be invested in such securities. However, up to 25% of the total assets of a Portfolio may be invested in securities (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock Exchange or on a major Canadian exchange. See "Foreign Securities", below. This investment limitation will not apply to the International Equity, MidCap, Bond, Small-Cap Value, Corporate Bond, Short-Term Maturity Bond, Small-Cap Aggressive Growth, Foreign Equity, Maxim INVESCO Small-Cap Growth and Maxim INVESCO ADR Portfolios.


Following are investment limitations applicable to the Maxim T. Rowe Price Equity/Income and Maxim MidCap Growth Portfolios. These are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Portfolio. "Majority" for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

The Portfolios will not:

1. (a) Invest more than 15% of its total assets (taken at market value at the time of each investment) in obligations (excluding repurchase agreements) of any one bank, or, with respect to 75% of its assets, invest more than 5% of such assets in the securities (other than United States Government or government agency securities) of any one issuer other than a bank (but including repurchase agreements with any one bank); and (b) purchase more than either (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies, bank money instruments or bank repurchase agreements. Under the diversification requirements of the Investment Company Act of 1940 applicable to diversified investment companies, such as the Fund, the Fund may not invest more than 5% of the value of its total assets in the securities of any one issuer (except that this statutory restriction does not apply with respect to 25% of the value of an investment company's total assets). Under the Fund's current interpretation of the statutory diversification tests, bank obligations of the type in which the Fund invests are not subject to this 5% limitation and thus the Fund's only limitation in this regard is the 15% limitation set forth above. The staff of the Securities and Exchange Commission, however, has taken the position that certain bank obligations are subject to the statutory 5% limitation, and further action by the Commission may make it necessary that the Fund revise its investments in bank obligations so as not to exceed the 5% limitation in order for the Fund to maintain its status as a diversified company. This investment restriction does not apply to the Investment Grade Corporate Bond, U.S. Government Mortgage Securities or Short-Term Maturity Bond Portfolios.

2. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Purchase or sell interests in commodities, commodities contracts, oil, gas or other mineral exploration or development programs, or real estate, except that the Portfolio may purchase securities of issuers which invest or deal in any of the above; provided, however, that the Portfolio may invest in futures contracts, forward currency contracts, and options on futures.

4. Make loans, except as provided in limitation (5) below and except through the purchase of obligations in private placements (the purchase of publicly-traded obligations are not being considered the making of a loan).

5. Lend its portfolio securities in excess of 33 1/3% of its total assets, taken at market value at the time of the loan, and provided that such loan shall be made in accordance with the guidelines set forth under "Lending of Portfolio Securities" of this Statement of Additional Information.

6. Borrow, except that the Portfolios may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions which may involve a borrowing, in a manner consistent with the Portfolio's investment objective and program, provided that the combination of (i) and
     (ii) shall not exceed 33 1/3% of the value of the Portfolio's total assets (including the borrowed amount) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. Reverse repurchase agreements and other investments which are "covered" by a segregated account or an offsetting position in accordance with applicable SEC requirements do not constitute borrowings for purposes of any asset coverage requirement.

7. Underwrite securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

8. Purchase or sell real estate including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business).

9. Issue senior securities except in compliance with the Investment Company Act of 1940.

Notes

The following notes should be read in connection with the above-described investment limitations. The notes are not fundamental policies.

With respect to investment limitation (3), the Portfolios do not consider currency contracts or hybrid investments to be commodities.

For purposes of investment limitation (2), U.S., state or local governments, or related agencies or instrumentalities, are not considered an industry. Industries are determined by reference to the classifications of industries set forth in the Portfolio's semi-annual and annual reports.

For purposes of investment limitations (4) and (5), the Portfolios will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

Operating Policies

As a matter of operating policy, the Portfolios may not:

Purchase additional securities when money borrowed exceeds 5% of its total assets.

Invest in companies for the purpose of exercising management or control.

Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Portfolio's net asset value.

Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940 and applicable state law. Duplicate fees may result from such purchases.

Purchase securities on margin, except (i) to obtain short-term credit necessary for clearance of purchases of portfolio securities and (ii) to make margin deposits in connection with futures contracts or other permissible investments.

Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolios as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the Portfolio's total assets at the time of borrowing or investment.


Purchase participation or other direct interests in or enter into leases with respect to, oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the Portfolio would be invested in such programs.


Effect short sales of securities, unless a Portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.


Invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the Portfolio would be invested in warrants.


Following are investment limitations applicable to the Maxim Blue Chip Portfolio. The policies designated as fundamental policies may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Portfolio. "Majority" for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. The policies designated as non-fundamental may be changed by the Fund's Board of Directors without shareholder approval.

Fundamental Policies

The Portfolio will not:

1. Make loans to other persons; the purchase of a portion of an issue of publicly or privately distributed bonds, debentures or other securities is not considered the making of a loan by the Portfolio. The Portfolio may also enter into repurchase agreements.

2. Underwrite the securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

3. Invest directly in physical commodities (other than foreign currencies), real estate or interests in real estate; provided that the Portfolio may invest in securities of issuers that invest in physical commodities, real estate or interests in real estate; and, provided further, that this shall not prevent the Portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities, real estate or interests in real estate.

4. Make any investment if, as a result, 25% or more of the Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry, provided that this limitation does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

5. Issue any senior securities except in compliance with the Investment Company Act of 1940.


6. Borrow money, except for extraordinary or emergency purposes, and then only from banks in amounts up to 33 1/3% of the Portfolio's total assets.


Non-Fundamental Policies

Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

Sell securities short, unless the Portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

Purchase more than 10% of any class of securities of any single issuer or purchase more than 10% of the voting securities of any single issuer.

Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's total assets would be invested in securities of that issuer.

Invest more than 15% of the market value of its net assets in securities which are not readily marketable, including repurchase agreements maturing in over seven days.

Following are investment limitations applicable to the Maxim INVESCO Balanced Portfolio. These are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Portfolio. "Majority" for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

The Portfolio will not:

1. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

2. With respect to 75% of its total assets, purchase the securities of any one issuer (except cash items and "Government securities" as defined under the 1940 Act), if the purchase would cause the Portfolio to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer.

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Portfolio from purchasing or selling options, futures, swap and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Make loans, except as provided in limitation (5) below and except through the purchase of obligations in private placements (the purchase of publicly-traded obligations are not being considered the making of a loan).

5. Lend its portfolio securities in excess of 33 1/3% of the total assets of the Portfolio (including the amount borrowed), taken at market value at the time of the loan, and provided that such loan shall be made in accordance with the guidelines set forth under "Lending of Portfolio Securities", in this Statement of Additional Information.

6. Borrow money, except that the Portfolio may borrow money as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowing that comes to exceed 33 1/3% of the value of the Portfolio's total assets due to a decline in net assets will be reduced within three days to the extent necessary to comply with the 33 1/3% limitation. This restriction shall not prohibit deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

7. Underwrite securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

8. Invest directly in real estate or interest in real estate; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

9. Issue senior securities. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, obtaining of short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, short sales against the box, the purchase or sale or permissible options and futures transactions (and the use of initial and maintenance margin arrangements with respect to futures contracts or related options transactions), the purchase or sale of securities on a when issued or delayed delivery basis, permissible borrowings entered into in accordance with the Portfolio's investment policies, and reverse repurchase agreements are not deemed to be issuances of senior securities.

     As a fundamental policy in addition to the above, the Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Portfolio.

     Further, the following additional investment restrictions, which are operating policies of the Portfolio are applicable. These policies may be changed by the Board of Directors without shareholder approval.

(a) Investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Portfolio's net assets. Included within that amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants that are not listed on the New York or American Stock
     Exchanges. Warrants acquired by the Portfolio in units or attached to securities shall be deemed to be without value.

(b) The Portfolio will not (i) enter into futures contracts or options on futures contracts if immediately thereafter the aggregate margin deposits on all outstanding futures contracts positions held by the Portfolio and premiums paid on outstanding options on futures contracts, after taking into consideration unrealized profits and losses, would exceed 5% of the market value of the total assets of the Portfolio, or (ii) enter into any futures contracts if the aggregate net amount of the Portfolio's commitments under outstanding futures contracts positions of the Portfolio would exceed the market value of the total assets of the Portfolio.

(c) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

(d) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

(e) The Portfolio does not currently intend to (i) purchase securities of closed end investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end management investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger. If the Portfolio invests in a money market fund, the investment advisory fee will be waived on the assets of the Portfolio which are invested in the money market fund during the time that those assets are so invested.
(f) The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

(g) The Portfolio does not currently intend to purchase securities of any issuer (other the U.S. Government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Portfolio's investments in all such issuers to exceed 5% of the Portfolio's total assets taken at market value at the time of such purchase.

(h) The Portfolio does not currently intend to invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Portfolio may own debt or equity securities of companies engaged in those businesses.

(i) The Portfolio may not invest in companies for the purpose of exercising control or management, except to the extent that exercise by the Portfolio of its rights under agreements related to portfolio securities would be deemed to constitute such control.

Following are the limitations on the investment activity of the Maxim Profile Portfolios. These limitations are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Portfolio. "Majority" for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. A complete statement of all such limitations are set forth below.

Each Profile Portfolio will not:

1. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances; provided that, the Maxim Profile Portfolios may invest 100% of their assets in investment companies which are advised by G W Capital or any affiliates thereof (or other investment companies with the approval of the SEC).

2. With respect to 75% of its total assets, purchase the securities of any one issuer (except cash items and "Government securities" as defined under the 1940 Act), if the purchase would cause the Portfolio to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer, except that this shall not apply to the Profile Portfolios.

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Portfolio from purchasing or selling options, futures, swap and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Make loans, except as provided in limitation (5) below and except through the purchase of obligations in private placements (the purchase of publicly-traded obligations are not being considered the making of a loan).

5. Lend its portfolio securities in excess of 33 1/3% of the total assets of the Portfolio (including the amount borrowed), taken at market value at the time of the loan, and provided that such loan shall be made in accordance with the guidelines set forth under "Lending of Portfolio Securities", in this Statement of Additional Information.

6. Borrow money, except that the Portfolio may borrow money as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed). Any borrowing that comes to exceed 33 1/3% of the value of the Portfolio's total assets due to a decline in net assets will be reduced within three days to the extent necessary to comply with the 33 1/3% limitation.

7. Underwrite securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

8. Invest directly in real estate or interest in real estate; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

9. Issue senior securities. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, obtaining of short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, short sales against the box, the purchase or sale or permissible options and futures transactions (and the use of initial and maintenance margin arrangements with respect to futures contracts or related options transactions), the purchase or sale of securities on a when issued or delayed delivery basis, permissible borrowings entered into in accordance with the Portfolio's investment policies and reverse repurchase agreements are not deemed to be issuances of senior securities.

10. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

11. Sell securities short, unless the Portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

                                           Foreign Securities

Any Portfolio of the Fund may purchase certain foreign securities. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issuers. The following describes certain of these considerations in addition to those set forth in the Prospectus. Delays may be encountered in settling securities transactions in certain foreign markets. Also, it is possible that market quotations for foreign securities will not be readily available. In such event, these securities shall be valued at fair value as determined in good faith by the Board of Directors. If it should become necessary, the Fund could encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. Transaction costs in foreign securities may be higher. The Investment Adviser will consider these and other factors before investing in foreign securities, and will not make such investments unless, in its opinion, such investments will meet the standards and objectives of the Fund. In particular, management anticipates that these considerations will be inapplicable to a variety of Canadian investments. The Portfolios will not concentrate its investments in any particular foreign country, and will purchase only securities issued in dollar denominations. Notwithstanding the foregoing, the following Portfolios may invest in non-dollar denominated foreign equity securities: International Equity, Mid-Cap, Small-Cap Value, Bond, Corporate Bond, Small-Cap Aggressive Growth, Foreign Equity, Maxim T. Rowe Price Equity/Income, Maxim MidCap Growth, Maxim Blue Chip, Maxim INVESCO Balanced, Maxim INVESCO Small-Cap Growth and Maxim INVESCO ADR Portfolios.

                                     Lending of Portfolio Securities

Subject to Investment Limitations described above for all Portfolios, each Portfolio of the Fund from time-to-time may lend securities from its portfolio to brokers, dealers and financial institutions and receive as collateral cash or U.S. Treasury securities which, at all times while the loan is outstanding, will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities, which will increase the current income of the Fund. Such loans, which will not have terms longer than 30 days, will be terminable at any time. The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans.

                                                          MANAGEMENT OF THE FUND

                                    Directors and Officers

The directors and executive officers of the Fund and their principal occupations for at least the last five years are set forth below:

  Name, Relationship with                          Principal Occupation
    the Fund, and Address                                  Past Five Years

        Rex Jennings                               President Emeritus, Denver Metro Chamber
        Director2/                                 of Commerce (since 1987)

        Richard P. Koeppe, Ph.D.                   Retired Superintendent, Denver Public
        Director3/                                 Schools (1988-1990)


        Douglas L. Wooden                          Great-West Life & Annuity Insurance Company,
        Director1/ 5/                              Executive Vice President, Financial Services,
                                                   (since 1998) Senior Vice
President, Financial Services (1996-1998); Senior Vice
                                                   President, Chief Financial Officer (1991-1996)


        James D. Motz                              Great-West Life & Annuity Insurance Company,


        Director1/ 5/                              Executive Vice President, Employee Benefits
                                                   (since 1997), Senior Vice President, Employee
                                                   Benefits (1991-1997); Vice President, Group

                                                   (1983-1990)

        Sanford Zisman                             Attorney, Zisman & Ingraham, P.C.
        Director4/


David G. McLeod                     Great-West Life & Annuity Insurance Company,
        Treasurer, Principal                       Assistant Vice President, Investment
        Financial and Accounting                   Administration (since 1994); Manager, Securities
        Officer1/ 5/                               and Equities Administration (1992-1994)

        Beverly A. Byrne                           Great-West Life & Annuity Insurance Company,
        Secretary1/ 5/                             Assistant Vice President and Associate Counsel
                                                   (since 1997); Assistant Counsel (1993-1997);
                                                   Attorney (1988-1993)


---------------------------------

1/ Interested person as defined in the Investment Company Act of 1940 and affiliated person of Investment Adviser. -

2/      6508 Hollytree Circle, Tyler, Texas  75703

3/      8679 East Kenyon Avenue, Denver, Colorado  80237

4/      3773 Cherry Creek North Drive, Suite 250, Denver, Colorado 80209.

5/ Great-West Life & Annuity Insurance Company, 8515 E. Orchard Road, Englewood, Colorado 80111.

Compensation


The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Investment Adviser or its affiliates. The chart below sets for the annual fees paid to non-interested Directors in 1997.


                                          R.P. Koeppe   R. Jennings   S. Zisman

Compensation received from the Fund

                                            $9,000        $8,500        $9,000


Pension or retirement benefits
accrued as a Fund expense                   $0            $0            $0

Total compensation received from the

Fund and all affiliated funds**                                  0
                                            $17,500       $17,000       $17,500

------------------------

** As of December 31, 1997, there were thirty-six funds for which the Directors serve as Directors or Trustees of which twenty-nine are Portfolios of the Fund. The total compensation paid is comprised of the amount paid during 1997 by the Fund and all affiliated investment companies.


                                    The Investment Adviser

The information that follows supplements the information provided about the Investment Adviser under the caption "Management of the Fund - Investment Adviser" in the Prospectus.

G W Capital Management, Inc. (the "Investment Adviser") serves as the investment adviser to the Fund pursuant to an Investment Advisory Agreement with the Fund. The Investment Adviser is a wholly owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"). GWL&A is in turn a wholly owned subsidiary of The Great-West Life Assurance Company ("Great-West") which is a 99.5% owned subsidiary of Great-West Lifeco Inc., which in turn is an 86.4% subsidiary of Power Financial Corporation, Montreal, Quebec. A majority of the common stock of Power Financial Corporation is owned by 171263 Canada Inc. 171263 Canada Inc is a wholly owned subsidiary of Marquette Communications Corporation which in turn is a wholly owned subsidiary of Power Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.


The Investment Advisory Agreement, as amended, was considered by the Fund's Board of Directors, including a majority of the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940), on April 14, 1998. As approved, the Agreement will remain in effect until April 1, 1999 and will continue in effect from year to year if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund, including a majority of the outstanding shares of each portfolio, and
(b) by a majority of the Directors who are not parties to such contract or "interested persons" of any such party. The agreement is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of the Fund.


While the Investment Adviser is at all times subject to the direction of the Board of Directors of the Fund, the Investment Advisory Agreement provides that the Investment Adviser, subject to review by the Board of Directors, is responsible for the actual management of the Fund and has responsibility for making decisions to buy, sell or hold any particular security. The Investment Adviser provides the portfolio managers for the Fund. Such managers consider analysis from various sources, make the necessary investment decisions and effect transactions accordingly. The Investment Adviser also is obligated to perform certain administrative and management services for the Fund and is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Agreement.

Advisory Fee.

The method of computing the investment advisory fee is fully described in the Prospectus.

                                       The Sub-Advisers

Janus Capital Corporation

Janus Capital Corporation serves as the sub-adviser to the MidCap Portfolio pursuant to a Sub-Advisory Agreement dated December 1, 1993. Janus Capital Corporation has served as investment adviser to Janus Investment Fund since 1969 and also serves as adviser and sub-adviser to other mutual funds, and individual, corporate, charitable and retirement accounts. Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, financial services and real estate.

Templeton Investment Counsel, Inc.

Templeton Investment Counsel, Inc. ("TICI") serves as the sub-adviser to the International Equity Portfolio pursuant to a Sub-Advisory Agreement dated December 1, 1993. TICI is an indirect subsidiary of Templeton Worldwide, Inc., which in turn is a direct, wholly-owned subsidiary of Franklin Resources, Inc.

Ariel Capital Management, Inc.

Ariel Capital Management, Inc. ("Ariel") serves as the sub-adviser to the Small-Cap Value Portfolio pursuant to a Sub-Advisory Agreement dated December 1, 1993. Ariel is a privately held minority-owned money manager.

The Sub-Advisers provides investment advisory assistance and portfolio management advice to the Investment Adviser for the respective Portfolios. Subject to review and supervision by the Investment Adviser and the Board of Directors of the Fund, the sub-advisers are responsible for the actual management of the respective Portfolios and for making decisions to buy, sell or hold any particular securities. The Sub-Advisers bear all expenses in connection with the performance of their services, such as compensating and furnishing office space for their officers and employees connected with investment and economic research, trading and investment management for the Portfolios.

T. Rowe Price Associates, Inc.


T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as the sub-adviser to the Maxim T. Rowe Price Equity/Income and Maxim MidCap Growth Portfolios pursuant to a Sub-Advisory Agreement dated November 1, 1994 as amended. T. Rowe Price serves as investment manager to a variety of individual and institutional investors, including limited and real estate partnerships and other mutual funds.

Institutional Trust Company

Institutional Trust Company ("ITC") serves as the sub-adviser to the Maxim INVESCO Small-Cap Growth, Maxim INVESCO ADR and Maxim INVESCO Balanced Portfolios pursuant to Sub-Advisory Agreements dated November 1, 1994 and August 30, 1996. ITC is an indirect wholly-owned subsidiary of AMVESCAP PLC. AMVESCAP PLC is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. AMVESCAP PLC has approximately $165 billion in assets under management.

Loomis, Sayles, & Company, L.P.

Loomis, Sayles & Company, L.P. serves as the sub-adviser to the Corporate Bond, Small-Cap Aggressive Growth and Foreign Equity Portfolios pursuant to a Sub-Advisory Agreement dated August 30, 1996, as amended. Loomis Sayles serves as investment manager to a variety of individual investors, including other mutual funds. Loomis Sayles is an indirect, majority-owned subsidiary of Metropolitan Life Insurance Company.


Founders Asset Management, Inc.


Founders Asset Management, LLC ("Founders") serves as the sub-adviser to the Maxim Blue Chip Portfolio pursuant to a Sub-Advisory Agreement dated April 1, 1998. Founders is a 90%-owned subsidiary of Mellon Bank, N.A., with the remaining 10% held by certain Founders executives and portfolio managers. Mellon Bank is a wholly-owned subsidiary of Mellon Bank Corporation, a publicly-owned multibank holding company which provides a comprehensive range of financial products and services in domestic and selected international markets. Founders serves as investment manager to a variety of individual and institutional investors, including other mutual funds.


Sub-Advisory Fees

The method of computing the sub-advisory fees are fully described in the Prospectus.

For the past three fiscal years, the Investment Adviser was paid a fee for its services to the Fund as follows:


Sub-Advisory Fees

The method of computing the sub-advisory fees are fully described in the Prospectus.

For the past three fiscal years, the Investment Adviser was paid a fee for its services to the Fund as follows:



  --------------------------------------  -----------------  -----------------  -----------------


       Portfolio                                1997               1996               1995

  --------------------------------------  -----------------  -----------------  -----------------


  Money Market                               $2,027,526         $1,566,842         $1,094,639

  --------------------------------------  -----------------  -----------------  -----------------


  Bond                                        $444,724          $ 470,658          $ 450,783

  --------------------------------------  -----------------  -----------------  -----------------


  Stock Index1/                              $6,451,773         $4,887,975         $3,630,287
             -

  --------------------------------------  -----------------  -----------------  -----------------


  U.S. Government  Securities2/               $357,014          $ 360,629          $ 377,523
                             -

  --------------------------------------  -----------------  -----------------  -----------------


  Zero-Coupon Treasury3/                        N/A                N/A              $ 4,195
                      -

  --------------------------------------  -----------------  -----------------  -----------------


  Total Return4/                              $241,372          $ 364,049          $ 293,890
              -

  --------------------------------------  -----------------  -----------------  -----------------


  Investment Grade Corporate Bond5/           $646,636          $ 575,853          $ 511,001
                                 -

  --------------------------------------  -----------------  -----------------  -----------------


  U.S. Government Mortgage Securities6/
                                             $ 896,131          $ 791,813          $ 679,091

  --------------------------------------  -----------------  -----------------  -----------------


  Small-Cap Index7/                           $617,929          $ 404,890          $ 218,365
                 -

  --------------------------------------  -----------------  -----------------  -----------------


  Growth Index7/                              $767,173          $ 371,758          $ 172,719
              -

  --------------------------------------  -----------------  -----------------  -----------------


  Value Index7/                              $1,083,359         $ 552,296          $ 264,392
             -

  --------------------------------------  -----------------  -----------------  -----------------




  --------------------------------------  -----------------  -----------------  -----------------


       Portfolio                                1997               1996               1995

  --------------------------------------  -----------------  -----------------  -----------------


  International Equity7/                     $1,229,003         $ 756,318          $ 459,104
                      -

  --------------------------------------  -----------------  -----------------  -----------------


  Small-Cap Value7/                           $351,399          $ 274,316          $ 148,789
                 -

  --------------------------------------  -----------------  -----------------  -----------------


  MidCap8/                                   $1,998,656         $1,794,155         $1,049,333
        -

  --------------------------------------  -----------------  -----------------  -----------------


  Corporate Bond9/                           $1,113,908         $ 574,728          $ 250,744
                -

  --------------------------------------  -----------------  -----------------  -----------------


  Small-Cap Aggressive Growth9/              $1,365,904         $ 469,293          $ 202,999
                             -

  --------------------------------------  -----------------  -----------------  -----------------


  Foreign Equity9/                            $761,903          $ 711,998          $ 581,443
                -

  --------------------------------------  -----------------  -----------------  -----------------


  Maxim T. Rowe Price Equity/Income9/         $958,793          $ 257,708           $ 44,411
                                   -

  --------------------------------------  -----------------  -----------------  -----------------


  Maxim INVESCO Small-Cap Growth9/            $441,341          $ 178,001           $ 34,500
                                -

  --------------------------------------  -----------------  -----------------  -----------------


  Maxim INVESCO ADR9/                         $123,490           $ 45,589           $ 22,375
                   -

  --------------------------------------  -----------------  -----------------  -----------------


  Short-Term Maturity Bond10/                 $352,368          $ 179,920           $ 22,401
                          --

  --------------------------------------  -----------------  -----------------  -----------------


  Maxim INVESCO Balanced11/                   $530,851           $ 26,984             N/A
                        --

  --------------------------------------  -----------------  -----------------  -----------------


  Blue Chip12/                                $452,967             N/A                N/A
           --

  --------------------------------------  -----------------  -----------------  -----------------
  --------------------------------------  -----------------  -----------------  -----------------


  MidCap Growth12/                            $214,690             N/A                N/A
               --

  --------------------------------------  -----------------  -----------------  -----------------
  --------------------------------------  -----------------  -----------------  -----------------


  Aggressive Profile13/                         $292               N/A                N/A
                    --

  --------------------------------------  -----------------  -----------------  -----------------
  --------------------------------------  -----------------  -----------------  -----------------


  Moderately Aggressive Profile13/              $583               N/A                N/A
                               --

  --------------------------------------  -----------------  -----------------  -----------------
  --------------------------------------  -----------------  -----------------  -----------------


  Moderate Profile13/                           $325               N/A                N/A
                  --

  --------------------------------------  -----------------  -----------------  -----------------
  --------------------------------------  -----------------  -----------------  -----------------


  Moderately Conservative Profile13/            $238               N/A                N/A
                                 --

  --------------------------------------  -----------------  -----------------  -----------------
  --------------------------------------  -----------------  -----------------  -----------------


  Conservative Profile Profile13/               $80                N/A                N/A
                              --

  --------------------------------------  -----------------  -----------------  -----------------

1/ For the period commencing September 24, 1984. The name and investment objective of this portfolio was changed effective December 1, 1992.
2/ Formed April 6, 1985. The name and the investment objective of this portfolio was changed effective July 29, 1987, and renamed and the investment objective changed effective May 1, 1990.

3/   Formed October 1, 1985.             9/     Formed November 1, 1994.
-                                        -
4/   Formed July 29, 1987.               10/    Formed August 1, 1995.
-                                        --
5/   Formed December 1, 1992.            11/    Formed October 1, 1996.
-                                        --
6/   Formed December 1, 1992.            12/    Formed July 1, 1997.
-                                        ---
7/   Formed December 1, 1993.            13/    Formed September 1, 1997.
-                                        --
8/   Formed January 3, 1994.


Payment of Expenses.

Prior to May 1, 1992, the Investment Adviser provided investment advisory services and paid all compensation of and furnished office space for officers and employees of the Investment Adviser connected with investment and economic research, trading and investment of the Fund who are affiliated persons of GW Capital Management or any of its affiliates. The Fund paid all other expenses incurred in its operation and all of the Fund's general administrative expenses.


Expenses that were borne directly by the Fund included redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering the shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the Custodian and Transfer Agent, directors' fees, legal expenses, state franchise taxes, costs of auditing services, costs of printing proxies and stock certificates, Securities and Exchange Commission fees, advisory fees, certain insurance premiums, costs of corporate meetings, costs of maintenance of corporate existence, investor services (including allocable telephone and personnel expenses), extraordinary expenses, and other expenses properly payable by the Fund. Accounting services were provided for the Fund by the Investment Adviser and the Fund reimbursed the Investment Adviser for its costs in connection with such services. The amounts of such expense reimbursements for the Fund's fiscal years ended December 31, 1997 1996 and 1995 were $216,643, $266,446 and $236,850 respectively. Depending upon the nature of the lawsuit, litigation costs may be borne by the Fund.

The Investment Adviser has agreed that it will waive all or a part of its management fee to the extent normal operating expenses (excluding interest, taxes, brokerage fees, commissions and extraordinary charges) of the Portfolios listed below. With respect to these Portfolios, the Fund shall pay all expenses incurred with operations, including extraordinary expenses, however, the Investment Adviser shall pay all expenses which exceed an annual rate of 0.95% of the average daily net assets of the Maxim T. Rowe Price Equity/Income Portfolio; 1.05% of the average daily net assets of the MidCap Growth Portfolio; 1.10% of the average daily net assets of the MidCap and Maxim INVESCO Small-Cap Growth Portfolios; 1.15% of the average daily net assets of the Blue Chip Portfolio; 1.30% of the average daily net assets of the Small-Cap Aggressive Growth and Maxim INVESCO ADR Portfolios; 1.35% of the average daily net assets of the Small-Cap Value Portfolio; and 1.50% of the average daily net assets of the International Equity and Foreign Equity Portfolios.

                                  PORTFOLIO TRANSACTIONS AND BROKERAGE

                                           Portfolio Turnover

Brokerage costs to each Portfolio of the Fund are commensurate with the rate of portfolio activity. In computing the portfolio turnover rate for each portfolio, certain U.S. Government securities (long-term for periods before 1986 and short-term for all periods) and all other securities, the maturities or expiration dates of which at the time of acquisition are one year or less, are excluded. Subject to this exclusion, the turnover rate for a portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average value of portfolio securities owned by the portfolio during the fiscal year.

There will be no fixed limitations regarding the portfolio turnover of Portfolios of the Fund. Portfolio turnover rates are expected to fluctuate under constantly changing economic conditions and market circumstances. Securities initially satisfying the basic policies and objectives of each Portfolio may be disposed of when they are no longer deemed suitable.

Based upon the formulation for calculating the portfolio turnover rate, as stated above, for each Portfolio (other than the Money Market Portfolio) is as follows:


                                                1997          1996

     Portfolio                  T       Turnover Rate         Turnover Rate


     Bond                                       90.81%        117.39%
     Stock Index                                17.30%          3.31%
     U.S. Government Securities                  55.54%         145.02%

     Corporate Bond                             52.69%         40.02%
     Small-Cap Index                            102.45%         39.66%
     Small-Cap Value                             82.83%          30.61%
     International Equity                        34.30%          22.21%
     Maxim INVESCO ADR                          19.56%         15.25%
     Maxim INVESCO Balanced                      150.57%         17.14%
     Maxim INVESCO Small-Cap Growth               174.65%        265.05%
     MidCap                                        139.74%        80.31%
     Maxim T. Rowe Price Equity/Income          25.35%         26.15%
     Foreign Equity                               200.82%        75.65%
     Growth Index                               21.52%         41.55%
     Investment Grade Corporate Bond            140.35%       118.50%
     Short-Term Maturity Bond                   84.59%         51.71%
     Small-Cap Aggressive Growth                93.28%          62.63%
     U.S. Government Mortgage Securities        34.01%          94.63%
     Value Index
                                                26.03%         16.31%
     Blue Chip                                111.45%           N/A
     MidCap Growth                              24.28%           N/A
     Aggressive Profile                         59.90%            N/A
     Moderately Aggressive Profile              41.30%            N/A
     Moderate Profile                           31.39%            N/A
     Moderately Conservative Profile             32.97%            N/A
     Conservative Profile                       25.56%            N/A


     *  Annualized

A higher portfolio turnover rate may involve correspondingly greater brokerage commissions and other expenses which might be borne by the Fund and, thus, indirectly by its shareholders.

                                    Placement of Portfolio Brokerage

The Fund does not have any obligation to deal with any broker, dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Directors, the Investment Adviser is primarily responsible for placement of the Fund's portfolio transactions. In placing orders, it is the policy of the Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commissions, if any, size of the transaction and difficulty of execution. While the Investment Adviser generally will seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.


In placing portfolio transactions, the Investment Adviser may give consideration to brokers who provide supplemental investment research, in addition to such research obtained for a flat fee, to the Investment Adviser, and pay commissions to such brokers or dealers furnishing such services which are in excess of commissions which another broker or dealer may charge for the same transaction. Such supplemental research ordinarily consists of assessments and analyses of the business or prospects of a company, industry, or economic sector. Supplemental research obtained through brokers or dealers will be in addition to and not in lieu of the services required to be performed by the Investment Adviser. The expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. The Investment Adviser may use any supplemental investment research obtained for the benefit of the Fund in providing investment advice to its other investment advisory accounts, and may use such information in managing their own accounts. Conversely, such supplemental information obtained by the placement of business for the Investment Adviser will be considered by and may be useful to the Investment Adviser in carrying out its obligations to the Fund. For the year ended December 31, 1997 the Fund paid out $3,575,431 in commissions on transactions that aggregated $2,132,489,486 to brokers who supplied such supplemental research.


Purchases and sales of securities for the Money Market Portfolio usually are principal transactions, and normally, for all portfolios, the Fund will deal directly with the underwriters or dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of portfolio securities transactions of the Fund that are not transactions with principals will consist primarily of brokerage commissions or dealer or underwriter spreads between the bid and asked price, although purchases from underwriters of portfolio securities include a commission or concession paid by the issuer.

Securities held by the Fund may also be held by other separate accounts or mutual funds for which the Investment Adviser serves as an adviser, or held by GWL&A, the Investment Adviser for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for the Fund or other entities for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when the Investment Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other accounts or companies, it may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other accounts or companies in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a Portfolio.


No brokerage commissions have been paid by the Money Market, Bond, Investment Grade Corporate Bond, U.S. Government Securities, U.S. Government Mortgage Securities, Short-Term Maturity Bond, Aggressive Profile, Moderately Aggressive Profile, Moderate Profile, Moderately Conservative Profile and Conservative Profile Portfolios for the years ended December 31, 1995 through December 31, 1997. The Stock Index Portfolio (prior to December 1, 1992, the Growth Portfolio) paid commissions in the amount of $80,467, $89,897 and $130,615 for the years ended December 31, 1995, 1996 and 1997. The Total Return Portfolio paid commissions in the amount of $51,369, $61,228 and $80,101 for the years ended December 31,1995, 1996 and 1997, respectively. The International Equity portfolio paid commissions in the amount of $126,601, $190,398 and $290,435 in 1995, 1996 and 1997, respectively. The Small-Cap Index Portfolio paid commissions in the amount of $63,611, $154,696 and $247,609 in 1995, 1996 and
1997, respectively. The Value Index Portfolio paid commissions in the amount of $38,183, $53,019 and $79,357 in 1995, 1996 and 1997, respectively. The Growth
Index Portfolio paid commissions in the amount of $25,946, $48,480 and $46,825 in 1995, 1996 and 1997, respectively. The Small-Cap Value Portfolio paid commissions in the amount of $29,175, $55,133 and $117,550 in 1995, 1996 and 1997, respectively. The MidCap Portfolio paid commissions in the amount of $468,104, $471,788 and $548,942 in 1995, 1996 and 1997, respectively. The
Small-Cap Aggressive Growth Portfolio paid commissions in the amount of $60,792, $131,463 and $377,783 in 1995, 1996 and 1997, respectively. The Foreign Equity Portfolio paid commissions in the amount of $456,623, $322,774 and $912,227 in 1995, 1996 and 1997, respectively. The Maxim T. Rowe Price Equity/Income Portfolio paid commissions in the amount of $7,074, $50,812 and $108.963 in 1995, 1996 and 1997, respectively. The Maxim INVESCO Small-Cap Growth Portfolio paid commissions in the amount of $11,195, $40,317 and $95,102 in 1995, 1996 and 1997, respectively. The Maxim INVESCO ADR Portfolio paid commissions in the amount of $932, $2,664 and $6,894 in 1995, 1996 and 1997, respectively. The
Corporate Bond Portfolio paid commissions in the amount of $1,064, $1,120 and $270 in 1995, 1996 and 1997 respectively. The Maxim INVESCO Balanced Portfolio paid commissions in the amount of $18,537 in 1996 and $188,000 in 1997. The Blue Chip Portfolio paid commissions in the amount of $267,899 in 1997. The MidCap Growth Portfolio paid commissions in the amount of $79,790 in 1997.


                                    PURCHASE AND REDEMPTION OF SHARES


As of December 31, 1997, all of the outstanding shares of the Fund were presently held of record by Maxim Series Account, Pinnacle Series Account, Retirement Plan Series Account, FutureFunds Series Account, FutureFunds Series Account II and Qualified Series Account of GWL&A, by TNE Series (k) Account of MetLife, and by Great-West, which provided the initial capitalization for certain Portfolios.

The following tables show the allocations of shares of the Fund among the Series Accounts as of December 31, 1997.


                                         Money Market Portfolio


   Series Account                       No. of Shares           Percentage

  Maxim Series Account               2,441,629              .54%

  FutureFunds Series Account         65,754,369             14.52%

  FutureFunds Series Account II      352,941,540            77.94%

  Pinnacle Series Account            344,423                .07%

  Qualified Series Account           530,494                .12%

  TNE Series (k) Account             29,146,958             6.44%

  Retirement Plan Series Account     1,689,350              .37%

                  TOTAL              452,848,763

                                             Bond Portfolio

Series Account                           No. of Shares          Percentage

Maxim Series Account                 2,484,161               4.29%

FutureFunds Series Account           41,425,675              71.43%

FutureFunds Series Account II        13,475,067              23.24%

FutureFunds Profile Series           77,203                  .13%

Pinnacle Series Account              442,411                 .76%

Qualified Series Account             88,455                  .15%

               TOTAL                 57,992,972

                                  International Equity Portfolio


          Series Account                 No. of Shares          Percentage

FutureFunds Series Account           34,628,638              33.35%

FutureFunds Series Account

FutureFunds II Series Account        68,831,947              66.28%

FutureFunds Profile Series           385,536                 .37%

                     TOTAL           103,846,121
                               U.S. Government Securities Portfolio

Series Account                       No. of Shares           Percentage


Maxim Series Account                 9,061,068               16.97%

Maxim Series Account

FutureFunds Series Account           39,043,122              73.10%

FutureFunds Series Account

FutureFunds Series Account II        3,815,718               7.14%

FutureFunds Profile Series           451,070                 .84%

Pinnacle Series Account              1,039,557               1.95%

               TOTAL                 53,410,535

                                                          Stock Index Portfolio*

          Series Account                 No. of Shares          Percentage

Maxim Series Account                 7,549,870               2.72%

FutureFunds Series Account           171,124,459             61.71%

FutureFunds Series Account II        93,191,997              33.60%

Pinnacle Series Account              650,229                 .23%

Qualified Series Account             1,875,340               .68%

TNE Series (K) Account               0                       0.00%

Retirement Plan Series Account       2,934,032               1.06%

               TOTAL                 277,325,927


*  Prior  to   December   1,  1992,   the  Growth
Portfolio.

                                      Total Return Portfolio


          Series Account                 No. of Shares          Percentage

Maxim Series Account                 3,685,542               93.22%

FutureFunds Series Account II        16,000                  .40%

Pinnacle Series Account              251,718                 6.37%

FutureFunds Series Account           308                     .01%

TNE Series (K) Account               0                       0.00%

Retirement Plan Series Account       0                       0.00%

               TOTAL                 3,953,568


    Investment Grade Corporate Bond Portfolio


          Series Account                 No. of Shares          Percentage

FutureFunds Series Account II        80,600,664              90.20%

Qualified Series Account             186,851                 .21%

TNE Series (K) Account               8,182,303               9.16%

Retirement Plan Series Account       384,430                 .43%

               TOTAL                 89,354,248

                           U.S. Government Mortgage Securities Portfolio


          Series Account                 No. of Shares          Percentage

FutureFunds Series Account II        126,798,716             91.80%

TNE Series (K) Account               10,507,964              7.61%

Retirement Plan Series Account       809,091                 .59%

               TOTAL                 138,115,771
                                                          Growth Index Portfolio

          Series Account                 No. of Shares          Percentage

FutureFunds                          74,418,297              84.51%

II Series Account

Series Account II

FutureFunds Series Account           230,257                 .26%

FutureFunds Profile Series           223,612                 .25%

TNE Series (K) Account               10,295,333              11.69%

Maxim Series Account                 0                       0.00%

Retirement Plan Series Account       2,894,409               3.29%

              TOTAL                  88,061,908

                                 Maxim INVESCO Balanced Portfolio

          Series Account                No. of Shares           Percentage

==================================================  --------------------------  ======================


FutureFunds II Series Account                                      51,612,241                79.03%

==================================================  --------------------------  ======================


TNE Series (K) Account                                              5,616,063                 8.60%
Maxim Series Account                329,826                 .33%
FutureFunds Series Account          50,576,808              50.10%
FutureFunds Series Account II       50,041,284              49.57%
Great-West                          0                       0.00%
              TOTAL                 100,947,918
                                                         Small-Cap Index Portfolio

          Series Account                 No. of Shares          Percentage

Maxim Series Account                 196,606                 .20%

FutureFunds Series Account           10,678,592              11.07%

FutureFunds Series Account II        73,969,319              76.66%

TNE Series (K) Account               10,006,476              10.37

==================================================  --------------------------  ======================



Retirement Plan Series Account       1,578,888               1.64%

FutureFunds Profile Series           54,904                  .06%

              TOTAL                  96,484,785
                                        Small-Cap Value Portfolio

          Series Account                 No. of Shares          Percentage

Maxim Series Account                 56,847                  .23%

FutureFunds Series Account           2,238,433               9.10%

FutureFunds Series Account II        18,335,872              74.51%

TNE Series (K) Account               1,969,349               8.00%

Retirement Plan Series Account       1,630,916               6.63%

FutureFunds Profile Series           376,984                 1.53%

              TOTAL                  24,608,401
                                                         Corporate Bond Portfolio

          Series Account                 No. of Shares          Percentage

Maxim Series Account                 285,497                 .22%

FutureFunds Series Account           11,860,160              8.94%

FutureFunds Series Account II        105,709,146             79.71%

TNE Series (K) Account               13,648,447              10.29%

Retirement Plan Series Account       1,043,774               .79%

FutureFunds Profile Series           66,443                  .05%

              TOTAL                  132,613,467

                                                   Small-Cap Aggressive Growth Portfolio

          Series Account                 No. of Shares          Percentage

FutureFunds                          103,832,567             86.75%

II Series AccountSeries Account II

FutureFunds Series Account           439,262                 .37%

TNE Series (K) Account               12,490,318              10.43%

Maxim Series Account                 0                       0.00%

Retirement Plan Series Account       2,933,801               2.45%

              TOTAL                  119,695,948







                                        Foreign Equity Portfolio

          Series Account                 No. of Shares          Percentage

FutureFunds                          59,681,818              85.61%

II Series AccountSeries Account II

TNE Series (K) Account               9,172,928               13.16%

Retirement Plan Series Account       859,807                 1.23%

              TOTAL                  69,714,553

                             Maxim INVESCO Small-Cap Growth Portfolio


          Series Account                 No. of Shares           Percentage

Maxim Series Account                 535,120                  1.37%

FutureFunds Series Account           19,261,317               49.37%

FutureFunds Series Account II        19,220,569               49.26%

Great-West                           0                        0.00%

              TOTAL                  39,017,006
                                                Maxim T.Rowe Price Equity/Income Portfolio

          Series Account                  No. of Shares          Percentage

Maxim Series Account                 1,174,067                 1.24%

FutureFunds Series Account           43,318,928                45.61%

FutureFunds Series Account II        50,471,659                53.15%

Great-West                           0                         0.00%

              TOTAL                  94,964,654
                                                             MidCap Portfolio

          Series Account                  No. of Shares          Percentage

FutureFunds                          121,511,391               80.68%

II Series AccountSeries Account II

Maxim Series Account                 503,122                   .33%

FutureFunds Series Account           28,427,319                18.87%

FutureFunds Profile Series           174,044                   .12%

                     TOTAL           150,615,876

                                                        Maxim INVESCO ADR Portfolio

          Series Account                   No. of Shares          Percentage

Maxim Series Account                 321,828                     2.87%

FutureFunds Series Account           4,722,382                   42.16%

FutureFunds Series Account II        3,904,813                   34.86%

FutureFunds Profile Series           157,333                     1.41%

Great-West                           2,094,180                   18.70%


                     TOTAL           11,200,536
                                                    Short-Term Maturity Bond Portfolio
          Series Account                  No. of Shares           Percentage
FutureFunds                         65,420,946                  84.60%

II Series AccountSeries Account II
FutureFunds Series Account          0                           0.00%
FutureFunds Profile Series          351,568                     .46%
TNE Series (K) Account              11,355,140                  14.68%
Maxim Series Account                0                           0.00%
Retirement Plan Series Account      202,881                     .26%
Great-West                          0                           0.00%
              TOTAL                 77,330,535


                         Value Index Portfolio


          Series Account                   No. of Shares          Percentage

FutureFunds                          111,891,595                 85.47%

II Series AccountSeries Account
II

FutureFunds Series Account           318,290                     .24%

FutureFunds Profile Series           319,212                     .25%

TNE Series (K) Account               15,607,841                  11.92%

Maxim Series Account                 0                           0.00%

Retirement Plan Series Account       2,774,338                   2.12%

                     TOTAL           130,911,276

               Blue Chip Portfolio

          Series Account                   No. of Shares          Percentage

FutureFunds                          81,957,175                  88.98%

II Series AccountSeries Account
II

FutureFunds Series Account           604,520                     .66%

FutureFunds Profile Series           259,144                     .28%

TNE Series (K) Account               7,399,091                   8.03%

Maxim Series Account                 0                           0.00%

Retirement Plan Series Account       1,889,907                   2.05%

              TOTAL                  92,109,837

                                                          MidCap Growth Portfolio

          Series Account                   No. of Shares          Percentage

FutureFunds                          43,256,426                  84.44%

II Series AccountSeries Account
II

FutureFunds Series Account           1,072,600                   2.09%

FutureFunds Profile Series           440,250                     .86%

TNE Series (K) Account               6,446,061                   12.58%

Maxim Series Account                 0                           0.00%

Retirement Plan Series Account       14,882                      .03%

                     TOTAL           51,230,219

                                                       Aggressive Profile Portfolio

          Series Account                   No. of Shares           Percentage

Maxim Series Account                 0                            0.00%

FutureFunds Series Account           733,767                      100.00%

                     TOTAL           733,767

                                                  Moderately Aggressive Profile Portfolio

          Series Account                    No. of Shares          Percentage

Maxim Series Account                 0                             0.00%

FutureFunds Series Account           1,685,584                     100.00%

                     TOTAL           1,685,584

                                                        Moderate Profile Portfolio

          Series Account                   No. of Shares           Percentage

Maxim Series Account                 0                            0.00%

FutureFunds Series Account           1,080,669                    100.00%

                     TOTAL           1,080,669

                                                 Moderately Conservative Profile Portfolio

          Series Account                   No. of Shares           Percentage

Maxim Series Account                 0                            0.00%

FutureFunds Series Account           539,907                      100.00%

                     TOTAL           539,907

                                                      Conservative Profile Portfolio

          Series Account                   No. of Shares           Percentage

Maxim Series Account                 0                            0.00%

FutureFunds Series Account           266,080                      100.00%

                     TOTAL           266,080



                                     CALCULATION OF YIELD AND RETURN

Yield of the Money Market Portfolio

As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Money Market Portfolio for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Portfolio shares at the same rate as net income is earned for the base period.

The Money Market Portfolio's yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Portfolio.



7.e following is an example of this yield calculation for the Money Market Portfolio based on a seven-day period ending December 31, 199


Assumptions:


account with alue of a hypothetical pre-existing

      exactly one share at the     beginning of the period:         $1.00067671

            Value of the same account* (excluding capital
hanges)     c
            at the end of the seven-day period:                    $1.00168853

     * This value would include the value of any additional shares purchased with dividends from the original share, and all dividends declared on both the original share and any such additional shares.

Calculation:


            Ending account value                       $1.00168853
            Less beginning account value                       $1.00067671
                                                              ------------
            Net change in account value
                                                       $0.00101182

Base period return:


            $.0.000101182/$1.00067671 (adjusted
            change/beginning account value) =          $0.000101114


            Current yield = Base period return
            x (365/7) =                                  5.27%


            Effective yield = (1 + Base period

            return) to the power of 365/7 =                   5.41%
                                                              -----
Yields of the Bond, Stock Index*, U.S. Government Securities, Investment Grade Corporate Bond, U.S. Government Mortgage Securities, Small-Cap Index, Growth Index, Value Index, Small-Cap Value, International Equity, Corporate Bond, Small-Cap Aggressive Growth, Foreign Equity, Maxim T. Rowe Price Equity/Income, Maxim INVESCO Small-Cap Growth, Maxim INVESCO ADR, Maxim INVESCO Balanced, Blue Chip, MidCap Growth, Aggressive Profile, Moderately Aggressive Profile, Moderate Profile, Moderately Conservative Profile and Conservative Profile Portfolios


As summarized in the Prospectus under the heading "Performance Related Information," yields of these Portfolios will be computed by annualizing a recent month's net investment income, divided by a Portfolio share's net asset value on the last trading day of that month multiplied by the average number of outstanding shares for the period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yields of the Portfolios will vary from time to time depending upon market conditions and the composition of the Portfolios. Yield should also be considered relative to changes in the value of the shares of the Portfolios and to the relative risks associated with the investment objectives and policies of the Portfolios.

* Prior to December 1, 1992, the Growth Portfolio.

The following is an example of this yield calculation based on a 30-day period ending December 31.

Formula:  YIELD = 2[ (a-b)+ 1)6-1]
                           cd

     Where:        a =    dividends and interest earned during the period.

                   b = expenses accrued for the period (net of reimbursements).

                   c  =  the  average   daily  number  of   accumulation   units
outstanding during the period.

                   d = the maximum offering price per accumulation unit on the last day of the period.

                           Calculation of Total Return


As summarized in the Prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Portfolio over the period covered, which assumes any dividends or capital gains distributions are reinvested in that Portfolio immediately rather than paid to the investor in cash. The formula for total return used herein includes four steps (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Portfolio all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of they hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Portfolio has not been in existence for at least ten years.

FORMULA:       P(1+T)  to the power of N = ERV


WHERE:             T =    Average annual total return


                   N = The number of years including portions of years where applicable for which the performance is being measured

     ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

     P = Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

The above formula can be restated to solve for T as follows:

     T =    [(ERV/P) to the power of 1/N]-1


At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.


                                         Performance Comparisons

Each  Portfolio  may from time to time  include its yield and/or total return in advertisements or in information furnished to present or prospective shareholders. Each Portfolio may include in such advertisements the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, relevant indexes and Donoghue Money Fund Report as having the same or similar investment objectives.

The manner in which total return and yield will be calculated for public use is described above. The table in the Prospectus under the heading "Performance Related Information", summarizes the calculation of total return and yield for each Portfolio, where applicable,

                                    FINANCIAL STATEMENTS

                                           PART C
                                      OTHER INFORMATION
Item 24.       Financial   Statements   and
               Exhibits.

               (a)    Financial Statements.


                      The            financial
                      statements           are
                      incorporated          by
                      referenced            to
                      Registrant's       N-30D
                      filed   via   EDGAR   on
                      February 26, 1997.


               (b)    Exhibits.

                      Items        (b)(1)-(4),
                      (b)(6)-(7),  (b)(12) and
                      (b)(13)              are
                      incorporated          by
                      reference             to
                      Registrant's
                      Pre-Effective  Amendment
                      No.     1     to     its
                      Registration   Statement
                      dated March 10, 1982.


                      Item (b)(5) relating to the investment adviser and additional sub-advisory agreements relating to the Maxim MidCap Growth and Maxim Blue Chip Portfolios are attached hereto as Exhibit 5(b), and incorporated by reference to Registrant's Post-Effective Amendments No. 28 and 29 dated September 1, 1994.


                      Item      (b)(8)      is
                      incorporated          by
                      reference             to
                      Registrant's
                      Post-Effective
                      Amendment  No.  24 dated
                      March 1, 1993.

                      Computation           of
                      Performance Quotations are set forth in the Statement of Additional Information.

                      Items     (b)(9)     and
                      (b)(14)-(15)   are   not
                      applicable.

                      (11)   Written Consents


                    (a) Written consent of Jorden Burt Boros Cicchetti Berenson & Johnson, LLP.


                    (b) Written consent of Deloitte & Touche LLP, Independent Auditors for the Fund.

Item 25. Persons Controlled by or under Common Control with Registrant.

     The organizational chart showing persons controlled by or under common control with Registrant is disclosed on page C-1a

Item 26. Number of Holders of Securities:

                             (1)
              (2)

Number of Record Holders

                      Title of Class
    as of December 31, 1997


               Common Stock ($.10 par value)
7

                                    ORGANIZATIONAL CHART




Power Corporation of Canada
                100%   -   Marquette    Communications
Corporation
               100% - 171263 Canada Inc.
                      68.1%    -    Power    Financial
Corporation
                             81.2%    -     Great-West
Lifeco Inc.
                                    99.5%     -    The
Great-West Life Assurance Company
                                            100% -
Great-West Life & Annuity Insurance Company

100%  -  First  Great-West  Life &  Annuity  Insurance
Company

100% - GW Capital Management, LLC

100% Orchard Capital Management, LLC

100% - Financial Administrative Services Corporation

100% - One Corporation

100% - One Health Plan of Illinois, Inc.

100% - One Health Plan of Texas, Inc.

100% - One Health Plan of California, Inc.

100% - One Health Plan of Colorado, Inc.

100% - One Health Plan of Georgia, Inc.

100% - One Health Plan of North Carolina, Inc.

100% - One Health Plan of Washington, Inc.

100% - One Health Plan of Ohio, Inc.

100% - One Health Plan of Tennessee, Inc.

100% - One Health Plan of Oregon, Inc.

100% - One Health Plan of Florida, Inc.

100% - One Health Plan of Indiana, Inc.

100% - One Health Plan of Massachusetts, Inc.

100% - One Orchard Equities, Inc.

100% - Great-West Benefit Services, Inc.

 13% - Private Healthcare Systems, Inc.

100% - Benefits Communication Corporation

100% - BenefitsCorp Equities, Inc.

100% - Greenwood Property Corporation

95% - Maxim Series Fund, Inc.*

100% - GWL Properties Inc.

100% - Great-West Realty Investments, Inc.

 50% - Westkin Properties Ltd.

100% - Confed Admin Services, Inc.

92%** - Orchard Series Fund













                     C-1a

Item 27.       Indemnification.

               Item 4, Part II, of Registrant's Pre-Effective Amendment No. 1 to its Registration Statement is herein incorporated by reference.


Item 28.       Business and Other Connections
               of Investment Adviser.

               Part  A  to  Item  5,  Part  II  to  Registrant's  Post-Effective
               Amendment  No.  7  to  its   Registration   Statement  is  herein
               incorporated by reference.

Item 29.       Principal Underwriter.

               Not applicable.


Item 30.       Location  of   Accounts   and
               Records.

               Item 7, Part II, of Registrant's Pre-Effective Amendment No. 1 to its Registration Statement is herein incorporated by reference.


Item 31.       Management Services.

               Not applicable.


Item 32.       Undertakings.

               The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                         SIGNATURES

        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused Post-Effective Amendment No. 55 to the Registration Statement to be signed on its behalf, in the City of Englewood, State of Colorado on the 28th day of April, 1998.



MAXIM SERIES FUND, INC.

 (Registrant)




By: /s/ D.L. Wooden
    President (D.L. Wooden)

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 55 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature and Title
Date



/s/ D.L. Wooden
    4/28/98     President (D.L. Wooden)



/s/ D.L. Wooden
        4/28/98               Director   (D.L.
Wooden)



/s/ R. Jennings*
    4/28/98      Director (R. Jennings)



/s/ R.P. Koeppe*
     4/28/98
Director (R.P. Koeppe)



/s/ J.D. Motz
    4/28/98      Director (J.D. Motz)



Signature and Title
Date




/s/ S. Zisman*
    4/28/98      Director (S. Zisman)



/s/ D.G. McLeod
     4/28/98        Treasurer (D.G. McLeod)



/s/ D.G. McLeod
     4/28/98
Principal Financial Officer
(D.G. McLeod)



/s/ D.G. McLeod
     4/28/98
Principal Accounting Officer
(D.G. McLeod)




*By:  /s/ B.A. Byrne
     B.A. Byrne
        Attorney-in-fact  pursuant  to  Powers
        of      Attorney      filed      under
        Post-Effective  Amendment  No.  52  to
        this Registration Statement.